                                                      Registration No. 333-72913

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933                  [ ]

                         Pre-Effective Amendment No.--        [ ]

                      Post-Effective Amendment No. 6          [X]
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940              [ ]

                                Amendment No.----             [ ]

                        (Check appropriate box or boxes.)

                         NML VARIABLE ANNUITY ACCOUNT A
                           (Exact Name of Registrant)

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

          720 East Wisconsin Avenue, Milwaukee, Wisconsin                53202
    (Address of Depositor's Principal Executive Offices)              (Zip Code)

Depositor's Telephone Number, including Area Code  414-271-1444

         ROBERT J. BERDAN, Vice President, General Counsel and Secretary
              720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate space)

     [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

     [ ]  on (Date) pursuant to paragraph (b) of Rule 485

     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [X]  on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         NML VARIABLE ANNUITY ACCOUNT A
--------------------------------------------------------------------------------

                              CROSS-REFERENCE SHEET

N-4, Part A               Heading in
  Item                    Prospectus
-----------               ----------
   1 .........  Cover Page
   2 .........  Index of Special Terms
   3 .........  Expense Table
   4 .........  Accumulation Unit Values, Financial Statements
   5 .........  The Company, NML Variable Annuity Account A, The Funds
   6 .........  Deductions, Distribution of the Contracts
   7 .........  The Contracts, Owners of the Contracts, Application of Purchase
                Payments, Transfers Between Divisions and Payment Plans, Substitution and Change
   8 .........  Variable Payment Plans, Description of Payment Plans, Amount of
                Annuity Payments, Maturity Benefit, Assumed Investment Rate, Transfers Between Divisions and Payment Plans
   9 .........  Death Benefit
  10 .........  Amount and Frequency, Application of Purchase Payments, Net
                Investment Factor, Distribution of the Contracts
  11 .........  Withdrawal Amount, Deferment of Benefit Payments, Right to
                Examine Contract
  12 .........  Federal Income Taxes
  13 .........  Not Applicable
  14 .........  Table of Contents for Statement of Additional Information

--------------------------------------------------------------------------------

N-4, Part B               Heading in Statement
  Item                    of Additional Information
-----------               -------------------------

  15 .........  Cover Page
  16 .........  Table of Contents
  17 .........  Not Applicable
  18 .........  Experts
  19 .........  Not Applicable
  20 .........  Distribution of the Contracts
  21 .........  Not Applicable
  22 .........  Determination of Annuity Payments
  23 .........  Financial Statements

                                                                     May 1, 2003


NML Variable Annuity Account A Prospectus

                                                       (PHOTO)

                                        Individual Variable Annuity Contracts for Retirement Plans of Self-Employed Persons and Their Employees


Northwestern Mutual
Series Fund, Inc.,
Fidelity VIP Mid Cap Portfolio and
Russell Investment Funds


The Northwestern Mutual
Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
(414) 271-1444

                                                      [LOGO] NorthWestern Mutual

                                                                     May 1, 2003


Profile of the Variable Annuity Contract

This Profile is a summary of some of the more important points that you should consider and know before purchasing the Contract. We describe the Contract more fully in the prospectus which accompanies this Profile. Please read the prospectus carefully.


1. The Annuity Contract The Contract provides retirement annuity benefits for self-employed individuals (and their eligible employees). The Contract will invest on a tax-deferred basis in your choice of twenty-four investment portfolios. The Contract also allows investment on a fixed basis in a guaranteed account.


The Contract is intended for retirement savings or other long-term investment purposes. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement.


The twenty-four investment portfolios are listed in Section 4 below. These portfolios bear varying amounts of investment risk. Those with more risk are designed to produce a better long-term return than those with less risk. But this is not guaranteed. You can also lose your money.


The amounts you invest on a fixed basis earn interest at a rate we declare from time to time. We guarantee principal and we guarantee the interest rate for each amount for at least one year.

You may invest in any or all of the twenty-four investment portfolios. You may move money among these portfolios without charge up to 12 times per year. After that, a charge of $25 may apply. Transfers of amounts invested on a fixed basis are subject to restrictions.

During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving annuity payments from your Contract, usually at retirement. Monthly annuity payments begin on the date you select.

The amount you accumulate in your Contract, including the results of investment performance, will determine the amount of your monthly annuity payments.

2. Annuity Payments If you decide to begin receiving monthly annuity payments from your Contract, you may choose one of three payment plans: (1) monthly payments for a specified period of five to thirty years, as you select, (2) monthly payments for your life (assuming you are the annuitant), and you may choose to have payments continue to your beneficiary for the balance of ten or twenty years if you die sooner; or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. After you begin receiving monthly annuity payments you cannot change your selection if the payments depend on your life or the life of another.

These payment plans are available to you on a variable or fixed basis. Variable means that the amount accumulated in your Contract will continue to be invested in one or more of the twenty-four investment portfolios as you choose. Your monthly annuity payments will vary up or down to reflect continuing investment performance. Or you may choose a fixed annuity payment plan which guarantees the amount you will receive each month.

3. Purchase We offer Front Load and Back Load Contracts, as briefly described in
Section 5. You may make purchase payments of $25 or more as you accumulate funds in your Contract. For the Front Load Contract the minimum initial purchase payment is $10,000. Your Northwestern Mutual agent will help you complete a Contract application form.


4. Investment Choices You may invest in any or all of the following investment portfolios. All of these are described in the attached prospectuses for Northwestern Mutual Series Fund, Inc. and the Russell Investment Funds:
Northwestern Mutual Series Fund, Inc.

     1.   Small Cap Growth Stock Portfolio
     2.   T. Rowe Price Small Cap Value Portfolio
     3.   Aggressive Growth Stock Portfolio
     4.   International Growth Portfolio
     5.   Franklin Templeton International Equity Portfolio
     6.   AllianceBernstein Mid Cap Value Portfolio
     7.   Index 400 Stock Portfolio
     8.   Janus Capital Appreciation Portfolio
     9.   Growth Stock Portfolio
     10.  Large Cap Core Stock Portfolio
     11.  Capital Guardian Domestic Equity Portfolio
     12.  T. Rowe Price Equity Income Portfolio
     13.  Index 500 Stock Portfolio
     14.  Asset Allocation Portfolio
     15.  Balanced Portfolio
     16.  High Yield Bond Portfolio
     17.  Select Bond Portfolio
     18.  Money Market Portfolio

Fidelity VIP Mid Cap Portfolio


                                 PROFILE - i

Russell Investment Funds


     1.   Multi-Style Equity Fund
     2.   Aggressive Equity Fund
     3.   Non-U.S. Fund
     4.   Real Estate Securities Fund
     5.   Core Bond Fund

You may also invest all or part of your funds on a fixed basis (the Guaranteed Interest Fund).

5. Expenses The Contract has insurance and investment features, and there are costs related to them. For the Front Load Contract we deduct a sales load of 4.5% from your purchase payments. The percentage is lower when cumulative purchase payments exceed $100,000. For the Back Load Contract there is no sales load deducted from purchase payments but a withdrawal charge of 0% to 6% applies, depending on the length of time the money you withdraw has been in the Contract and the size of your Contract.

Each year we deduct a $30 Contract fee. Currently this fee is waived if the value of your Contract is $25,000 or more. You may move money among the 24 investment portfolios without charge up to 12 times per year. After that, a charge of $25 may apply. We currently make no charge for these transfers.

We also deduct mortality and expense risk charges for the guarantees associated with your Contract. These charges are at the annual rate of 0.50% for the Front Load Contract. They begin at 1.25% for the Back Load Contract and are reduced to 0.50% for purchase payments that are no longer subject to withdrawal charges in Contracts with a value of $25,000 or more. We may increase the charges to a maximum rate of 0.75% for the Front Load Contract and 1.50% for the Back Load Contract. We will not increase the charges for at least five years from the date of the prospectus.

If your Contract includes the enhanced death benefit which we offer at extra cost, we will deduct from your Contract value on each Contract anniversary a charge based on the amount of the enhanced death benefit in effect and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the benefit for issue age 45 or less, 0.20% for issue ages 46-55, and 0.40% for issue ages 56-65.


The portfolios also bear investment charges that range from an annual rate of 0.21% to 1.48% of the average daily value of the portfolio, depending on the investment portfolio you select. The following charts are designed to help you understand the charges for the Front Load and Back Load Contracts. The first three columns show the annual expenses as a percentage of assets including the insurance charges, the portfolio charges and the total charges. Portfolio expenses are based on 2002 expenses for the twenty portfolios that were in operation during 2002. Portfolio expenses for the other four portfolios, which have not begun operations, are estimated for 2003 at an annualized rate. Expenses for the portfolios reflect fee waivers and expense reimbursements. The last two columns show you examples of the charges, in dollars, you would pay. The examples reflect the impact of the asset based charges, any sales loads or withdrawals that would apply, and the $30 Contract fee calculated by dividing the annual Contract fees collected by the average assets of the sub-account. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money at the end of year one, and at the end of year ten. Both of these examples, for both Contracts, reflect aggregate charges on a cumulative basis to the end of the 1 or 10-year period.


For more detailed information, see the Expense Table which begins on page 3 of the attached prospectus for the Contracts.

                                  PROFILE - ii

                                                              EXPENSES
--------------------------------------------------------------------------------------------------------------------------
                                              Annual Expenses as a Percentage of Assets
                                              ------------------------------------------

FRONT LOAD CONTRACT
WITHOUT THE ENHANCED                                                   Total                Examples: *
DEATH BENEFIT                                                         Annual       Total    Total Annual Charges At End of
                                                   Total Annual      Portfolio    Annual
Portfolio                                       Insurance Charges    Charges     Expenses   1 Year       10 Years
--------------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                     0.51% (0.50% + 0.01%)    0.60%       1.11%      $558          $1,895
   T. Rowe Price Small Cap Value              0.51% (0.50% + 0.01%)    1.00%       1.51%      $597          $2,838
   Aggressive Growth Stock                    0.51% (0.50% + 0.01%)    0.52%       1.03%      $550          $1,808
   International Growth                       0.51% (0.50% + 0.01%)    1.10%       1.61%      $606          $2,469
   Franklin Templeton International Equity    0.51% (0.50% + 0.01%)    0.74%       1.25%      $572          $2,045
   AllianceBernstein Mid Cap Value            0.51% (0.50% + 0.0l%)    1.00%       1.51%      $597          $2,347
   Index 400 Stock                            0.51% (0.50% + 0.01%)    0.28%       0.79%      $527          $1,543
   Janus Capital Appreciation                 0.51% (0.50% + 0.01%)    0.90%       1.41%      $587          $2,243
   Growth Stock                               0.51% (0.50% + 0.01%)    0.43%       0.94%      $542          $1,709
   Large Cap Core Stock                       0.51% (0.50% + 0.01%)    0.58%       1.09%      $556          $1,873
   Capital Guardian Domestic Equity           0.51% (0.50% + 0.01%)    0.70%       1.21%      $567          $2,002
   T. Rowe Price Equity Income                0.51% (0.50% + 0.01%)    0.75%       1.26%      $573          $2,085
   Index 500 Stock                            0.51% (0.50% + 0.01%)    0.21%       0.72%      $520          $1,464
   Asset Allocation                           0.51% (0.50% + 0.01%)    0.75%       1.26%      $573          $2,173
   Balanced                                   0.51% (0.50% + 0.01%)    0.30%       0.81%      $529          $1,565
   High Yield Bond                            0.51% (0.50% + 0.01%)    0.54%       1.05%      $552          $1,830
   Select Bond                                0.51% (0.50% + 0.01%)    0.30%       0.81%      $529          $1,565
   Money Market                               0.51% (0.50% + 0.01%)    0.30%       0.81%      $529          $1,565
Fidelity VIP Mid Cap Portfolio                0.51% (0.50% + 0.01%)    0.94%       1.45%      $591          $2,256
Russell  Investment Funds
   Multi-Style Equity                         0.51% (0.50% + 0.01%)    0.87%       1.43%      $584          $2,299
   Aggressive Equity                          0.51% (0.50% + 0.01%)    1.05%       1.76%      $602          $2,661
   Non-U.S.                                   0.51% (0.50% + 0.01%)    1.15%       1.81%      $611          $2,779
   Real Estate Securities                     0.51% (0.50% + 0.01%)    0.98%       1.50%      $595          $2,298
   Core Bond                                  0.51% (0.50% + 0.01%)    0.70%       1.31%      $568          $2,101
--------------------------------------------------------------------------------------------------------------------------

*Total Annual Insurance Charges include the insurance charges of 0.50% plus 0.01% of the assets to reflect the $30 Contract fee, based on actual Contract fees collected divided by average assets of the sub-account. The actual impact of the Contract fee may be greater or less than 0.01%, depending upon the value of your Contract. We may increase the insurance charges to a maximum rate of 0.75%. We will not increase the charges for at least five years from the date of the prospectus.




                                 PROFILE - iii

                                    EXPENSES


==================================================================================================================
                                             Annual Expenses as a Percentage of Assets
BACK LOAD CONTRACT                           -----------------------------------------     Examples: *
WITHOUT THE ENHANCED                                                  Total                Total Annual Charges At
DEATH BENEFIT                                                         Annual     Total              End of
                                                Total Annual        Portfolio    Annual    -----------------------
Portfolio                                     Insurance Charges      Charges    Expenses      1 Year   10 Years
------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                    1.43% (1.25% + 0.18%)    0.60%       2.03%        $266      $2,510
   T. Rowe Price Small Cap Value             1.43% (1.25% + 0.18%)    1.00%       2.43%        $307      $3,234
   Aggressive Growth Stock                   1.43% (1.25% + 0.18%)    0.52%       1.95%        $258      $2,428
   International Growth                      1.43% (1.25% + 0.18%)    1.10%       2.53%        $317      $3,144
   Franklin Templeton International Equity   1.43% (1.25% + 0.18%)    0.74%       2.17%        $281      $2,653
   AllianceBernstein Mid Cap Value           1.43% (1.25% + 0.18%)    1.00%       2.43%        $307      $2,789
   Index 400 Stock                           1.43% (1.25% + 0.18%)    0.28%       1.71%        $234      $2,176
   Janus Capital Appreciation                1.43% (1.25% + 0.18%)    0.90%       2.33%        $297      $2,841
   Growth Stock                              1.43% (1.25% + 0.18%)    0.43%       1.86%        $249      $2,334
   Large Cap Core Stock                      1.43% (1.25% + 0.18%)    0.58%       2.01%        $264      $2,490
   Capital Guardian Domestic Equity          1.43% (1.25% + 0.18%)    0.70%       2.13%        $276      $2,797
   T. Rowe Price Equity Income               1.43% (1.25% + 0.18%)    0.75%       2.18%        $282      $2,688
   Index 500 Stock                           1.43% (1.25% + 0.18%)    0.21%       1.64%        $227      $2,101
   Asset Allocation                          1.43% (1.25% + 0.18%)    0.75%       2.18%        $282      $2,820
   Balanced                                  1.43% (1.25% + 0.18%)    0.30%       1.73%        $236      $2,197
   High Yield Bond                           1.43% (1.25% + 0.18%)    0.54%       1.97%        $260      $2,448
   Select Bond                               1.43% (1.25% + 0.18%)    0.30%       1.73%        $236      $2,197
   Money Market                              1.43% (1.25% + 0.18%)    0.30%       1.73%        $236      $2,197
Fidelity VIP Mid Cap Portfolio               1.43% (1.25% + 0.18%)    0.94        2.37%        $301      $2,853
Russell  Investment Funds
   Multi-Style Equity                        1.43% (1.25% + 0.18%)    0.87%       2.35%        $294      $2,893
   Aggressive Equity                         1.43% (1.25% + 0.18%)    1.05%       2.68%        $312      $3,237
   Non-U.S.                                  1.43% (1.25% + 0.18%)    1.15%       2.73%        $322      $3,349
   Real Estate Securities                    1.43% (1.25% + 0.18%)    0.98%       2.42%        $305      $2,892
   Core Bond                                 1.43% (1.25% + 0.18%)    0.70%       2.23%        $277      $2,706
------------------------------------------------------------------------------------------------------------------

*Total Annual Insurance Charges include the insurance charges of 1.25% plus 0.18% of the assets to reflect the $30 Contract fee, based on actual Contract fees collected divided by average assets of the sub-account. The actual impact of the Contract fee may be greater or less than 0.18%, depending upon the value of your Contract. We may increase the insurance charges to a maximum rate of 1.50%. We will not increase the charges for at least five years from the date of the prospectus.


                                   PROFILE-iv

                                    EXPENSES


===========================================================================================================================
FRONT LOAD CONTRACT                          Annual Expenses as a Percentage of Assets
WITH THE ENHANCED                            -----------------------------------------             Examples: *
DEATH BENEFIT AT MAXIMUM                                                     Total                 Total Annual Charges At
CHARGE (0.40%)                                                               Annual      Total             End of
                                                    Total Annual            Portfolio    Annual    ------------------------
Portfolio                                           Insurance Charges       Charges     Expenses      1 Year   10 Years
---------------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                    0.91% (0.50% + 0.01% + 0.40%)    0.60%       1.51%        $598     $2.367
   T. Rowe Price Small Cap Value             0.91% (0.50% + 0.01% + 0.40%)    1.00%       1.91%        $636     $2,799
   Aggressive Growth Stock                   0.91% (0.50% + 0.01% + 0.40%)    0.52%       1.43%        $590     $2,282
   International Growth                      0.91% (0.50% + 0.01% + 0.40%)    1.10%       2.01%        $646     $2,927
   Franklin Templeton International Equity   0.91% (0.50% + 0.01% + 0.40%)    0.74%       1.65%        $611     $2,514
   AllianceBernstein Mid Cap Value           0.91% (0.50% + 0.01% + 0.40%)    1.00%       1.91%        $636     $2,808
   Index 400 Stock                           0.91% (0.50% + 0.01% + 0.40%)    0.28%       1.19%        $567     $2,024
   Janus Capital Appreciation                0.91% (0.50% + 0.01% + 0.40%)    0.90%       1.81%        $627     $2,707
   Growth Stock                              0.91% (0.50% + 0.01% + 0.40%)    0.43%       1.34%        $581     $2,186
   Large Cap Core Stock                      0.91% (0.50% + 0.01% + 0.40%)    0.58%       1.49%        $596     $2,346
   Capital Guardian Domestic Equity          0.91% (0.50% + 0.01% + 0.40%)    0.70%       1.61%        $606     $2,471
   T. Rowe Price Equity Income               0.91% (0.50% + 0.01% + 0.40%)    0.75%       1.66%        $612     $2,553
   Index 500 Stock                           0.91% (0.50% + 0.01% + 0.40%)    0.21%       1.12%        $560     $1,947
   Asset Allocation                          0.91% (0.50% + 0.01% + 0.40%)    0.75%       1.66%        $612     $2,639
   Balanced                                  0.91% (0.50% + 0.01% + 0.40%)    0.30%       1.21%        $569     $2,045
   High Yield Bond                           0.91% (0.50% + 0.01% + 0.40%)    0.54%       1.45%        $594     $2,305
   Select Bond                               0.91% (0.50% + 0.01% + 0.40%)    0.30%       1.21%        $569     $2,045
   Money Market                              0.91% (0.50% + 0.01% + 0.40%)    0.30%       1.21%        $569     $2,045
Fidelity VIP Mid Cap Portfolio               0.91% (0.50% + 0.01% + 0.40%)    0.94%       1.85%        $631     $2,719
Russell  Investment Funds
   Multi-Style Equity                        0.91% (0.50% + 0.01% + 0.40%)    0.87%       1.83%        $624     $2,761
   Aggressive Equity                         0.91% (0.50% + 0.01% + 0.40%)    1.05%       2.16%        $641     $3,115
   Non-U.S.                                  0.91% (0.50% + 0.01% + 0.40%)    1.15%       2.21%        $651     $3,230
   Real Estate Securities                    0.91% (0.50% + 0.01% + 0.40%)    0.98%       1.90%        $634     $2,760
   Core Bond                                 0.91% (0.50% + 0.01% + 0.40%)    0.70%       1.71%        $607     $2,564
---------------------------------------------------------------------------------------------------------------------------

*Total Annual Insurance Charges include the insurance charges of 0.90% plus 0.01% of the assets to reflect the $30 Contract fee, based on actual Contract fees collected divided by average assets of the sub-account. The actual impact of the Contract fee may be greater or less than 0.01%, depending upon the value of your Contract. We may increase the mortality and expense risk charges from 0.50% to a maximum rate of 0.75%. We will not increase the charges for at least five years from the date of the prospectus. The insurance charges include 0.40% for the enhanced death benefit at the maximum charge for issue ages 56-65. The charge is 0.10% for issue ages 45 or less, and 0.20% for issue ages 46-55.




                                    PROFILE-v

                                    EXPENSES


===========================================================================================================================
BACK LOAD CONTRACT                           Annual Expenses as a Percentage of Assets
WITHOUT THE ENHANCED                         -----------------------------------------             Examples: *
DEATH BENEFIT AT                                                               Total               Total Annual Charges At
MAXIMUM CHARGE(0.40%)                                                          Annual     Total             End of
                                                     Total Annual            Portfolio    Annual   -------------------------
Portfolio                                         Insurance Charges           Charges    Expenses     1 Year    10 Years
---------------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                    1.83% (1.25% + 0.18% + 0.40%)     0.60%       2.43%        $308     $2,980
   T. Rowe Price Small Cap Value             1.83% (1.25% + 0.18% + 0.40%)     1.00%       2.83%        $348     $3,390
   Aggressive Growth Stock                   1.83% (1.25% + 0.18% + 0.40%)     0.52%       2.35%        $300     $2,900
   International Growth                      1.83% (1.25% + 0.18% + 0.40%)     1.10%       2.93%        $358     $3,511
   Franklin Templeton International Equity   1.83% (1.25% + 0.18% + 0.40%)     0.74%       2.57%        $322     $3,119
   AllianceBernstein Mid Cap Value           1.83% (1.25% + 0.18% + 0.40%)     1.00%       2.83%        $348     $3,399
   Index 400 Stock                           1.83% (1.25% + 0.18% + 0.40%)     0.28%       2.11%        $276     $2,655
   Janus Capital Appreciation                1.83% (1.25% + 0.18% + 0.40%)     0.90%       2.73%        $338     $3,303
   Growth Stock                              1.83% (1.25% + 0.18% + 0.40%)     0.43%       2.26%        $291     $2,809
   Large Cap Core Stock                      1.83% (1.25% + 0.18% + 0.40%)     0.58%       2.41%        $306     $2,960
   Capital Guardian Domestic Equity          1.83% (1.25% + 0.18% + 0.40%)     0.70%       2.53%        $317     $3,079
   T. Rowe Price Equity Income               1.83% (1.25% + 0.18% + 0.40%)     0.75%       2.58%        $323     $3,157
   Index 500 Stock                           1.83% (1.25% + 0.18% + 0.40%)     0.21%       2.04%        $269     $2,582
   Asset Allocation                          1.83% (1.25% + 0.18% + 0.40%)     0.75%       2.58%        $323     $3,238
   Balanced                                  1.83% (1.25% + 0.18% + 0.40%)     0.30%       2.13%        $278     $2,675
   High Yield Bond                           1.83% (1.25% + 0.18% + 0.40%)     0.54%       2.37%        $302     $2,920
   Select Bond                               1.83% (1.25% + 0.18% + 0.40%)     0.30%       2.13%        $278     $2,675
   Money Market                              1.83% (1.25% + 0.18% + 0.40%)     0.30%       2.13%        $278     $2,675
Fidelity VIP Mid Cap Portfolio               1.83% (1.25% + 0.18% + 0.40%)     0.94%       2.77%        $342     $3.314
Russell Investment Funds
   Multi-Style Equity                        1.83% (1.25% + 0.18% + 0.40%)     0.87%       2.75%        $335     $3,354
   Aggressive Equity                         1.83% (1.25% + 0.18% + 0.40%)     1.05%       3.08%        $353     $3,690
   Non-U.S.                                  1.83% (1.25% + 0.18% + 0.40%)     1.15%       3.13%        $363     $3,798
   Real Estate Securities                    1.83% (1.25% + 0.18% + 0.40%)     0.98%       2.82%        $346     $3,353
   Core Bond                                 1.83% (1.25% + 0.18% + 0.40%)     0.70%       2.63%        $318     $3,171
---------------------------------------------------------------------------------------------------------------------------

     *Total Annual Insurance Charges include the insurance charges of 1.65% plus 0.18% of the assets to reflect the $30 Contract fee, based on actual Contract fees collected divided by average assets of the sub-account. The actual impact of the Contract fee may be greater or less than 0.18%, depending upon the value of your Contract. We may increase the mortality and expense risk charges from 1.25% to a maximum rate of 1.50%. We will not increase the charges for at least five years from the date of the prospectus. The insurance charges include 0.40% for the enhanced death benefit at the maximum charge for issue ages 56-65. The charge is 0.10% for issue ages 45 or less, and 0.20% for issue ages 46-55.


                                 PROFILE - vi

6. Taxes As a general rule, earnings on your Contract are not taxed until they are withdrawn or taken as monthly annuity payments. A 10% federal tax penalty may apply if you make withdrawals from the Contract before the employee reaches age 59 1/2.

7. Access To Your Money You may take money out of your Contract at any time before monthly annuity payments begin. For the Front Load Contract there is no charge for withdrawals. For the Back Load Contract there is a withdrawal charge of 6% or less, depending on how much money has been paid into the Contract and how long it has been held there. Each purchase payment has its own withdrawal charge period. When you make a withdrawal, we use the amounts that produce the lowest withdrawal charge. After the first year, 10% of the Contract value on the prior anniversary may be withdrawn without a withdrawal charge if the Contract value is at least $10,000. For both Front Load and Back Load Contracts, you may also have to pay income tax and a tax penalty on amounts you take out.


8. Performance The value of your Contract will vary up or down reflecting the performance of the investment portfolios you select. The chart below shows total returns for each of the investment portfolios that was in operation, and used with the Account, during the years shown. These numbers, for the Front Load Contract and the Back Load Contract, reflect the asset-based charges for mortality and expense risks, the annual Contract fees and investment expenses for each portfolio. The numbers include the annual Contract fee in the amount of 0.01% for the Front Load Contract and 0.18% for the Back Load Contract. The numbers do not reflect deductions from purchase payments for the Front Load Contract or any withdrawal charge for the Back Load Contract. Those charges, if applied, would reduce the performance. Past performance does not guarantee future results.



                                                 PERFORMANCE
===============================================================================================================
FRONT LOAD CONTRACT
                                                                Calendar Year
Portfolio                       2002     2001     2000     1999    1998    1997    1996    1995    1994    1993
---------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series
Fund, Inc.
   Small Cap Growth Stock      -18.84    -4.26     6.17     NA      NA      NA      NA      NA      NA      NA
   T. Rowe Price Small Cap      -6.06     1.53      NA      NA      NA      NA      NA      NA      NA      NA
      Value
   Aggressive Growth Stock     -21.55   -20.28     5.64   43.05    7.01   13.28   17.10   38.59    4.87   18.51
   International Growth        -12.78    -9.60      NA      NA      NA      NA      NA      NA      NA      NA
   Franklin Templeton          -17.82   -14.44    -1.30   22.28    4.29   11.71   20.40   13.99   -0.61     NA
      International Equity
   Index 400 Stock             -14.98    -1.16    16.61     NA      NA      NA      NA      NA      NA      NA
   Growth Stock                -21.24   -14.65    -2.98   21.87   26.04   29.19   20.29   30.16     NA      NA
      Large Cap Core Stock     -28.56    -8.24    -7.44    6.94   22.51   29.37   19.36   30.45     NA      NA
   Capital Guardian Domestic   -21.64    -2.40      NA      NA      NA      NA      NA      NA      NA      NA
      Equity
   Index 500 Stock             -22.47   -12.33    -9.22   20.29   28.07   32.52   22.12   36.55    0.68    9.21
   Asset Allocation            -10.71    -2.32      NA      NA      NA      NA      NA      NA      NA      NA
   Balanced                     -8.01    -3.65    -0.68   10.63   18.27   20.90   12.87   25.75   -0.52    9.02
   High Yield Bond              -3.39     4.49    -5.08   -0.96   -2.32   15.26   19.16   16.19     NA       NA
   Select Bond                  11.51     9.80     9.65   -1.53    6.53    8.91    2.78   18.49   -3.33    9.77
   Money Market                  1.14     3.39     5.75    4.57    4.89    4.94    4.75    5.29    3.54    2.33
Russell  Investment Funds
   Multi-Style Equity          -23.58   -14.65   -12.71     NA      NA      NA      NA      NA      NA      NA
   Aggressive Equity           -19.47    -2.86    -1.17     NA      NA      NA      NA      NA      NA      NA
   Non-U.S.                    -15.58   -22.43   -14.87     NA      NA      NA      NA      NA      NA      NA
   Real Estate Securities        3.27     7.29    26.59     NA      NA      NA      NA      NA      NA      NA
   Core Bond                     8.29     6.86     9.44     NA      NA      NA      NA      NA      NA      NA
---------------------------------------------------------------------------------------------------------------


                                 PROFILE - vii

                                                 PERFORMANCE
===============================================================================================================
BACK LOAD CONTRACT
                                                                Calendar Year
Portfolio                       2002     2001     2000     1999    1998    1997    1996    1995    1994    1993
---------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series
Fund, Inc.
   Small Cap Growth Stock      -19.60    -5.16     5.23     NA      NA      NA      NA      NA      NA      NA
   T. Rowe Price Small Cap      -6.94     1.02     NA       NA      NA      NA      NA      NA      NA      NA
       Value
   Aggressive Growth Stock     -22.29   -21.03     4.71   41.79    6.06   12.28   16.05   37.36    3.94   17.46
   International Growth        -13.60   -10.05     NA       NA      NA      NA      NA      NA      NA      NA
   Franklin Templeton          -18.59   -15.24    -2.17   21.19    3.37   10.72   19.32   12.99   -1.48     NA
      International Equity
   Index 400 Stock             -15.77    -2.09    15.59     NA      NA      NA      NA      NA      NA      NA
   Growth Stock                -21.97   -15.46    -3.84   20.80   24.93   28.05   19.22   29.01     NA      NA
   Large Cap Core Stock        -29.23    -9.11    -8.26    5.99   21.43   28.23   18.29   29.30     NA      NA
   Capital Guardian Domestic   -22.38    -2.89     NA       NA      NA      NA      NA      NA      NA      NA
      Equity
   Index 500 Stock             -23.19   -13.15   -10.02   19.23   26.94   31.25   21.03   35.35   -0.21    8.24
   Asset Allocation            -11.55    -2.81     NA       NA      NA      NA      NA      NA      NA      NA
   Balanced                     -8.87    -4.55    -1.55    9.66   17.23   19.83   11.87   24.64   -1.40    8.06
   High Yield Bond              -4.29     3.51    -5.92   -1.84   -3.21   14.24   18.10   15.16     NA      NA
   Select Bond                  10.48     8.77     8.68   -2.40    5.58    7.94    1.87   17.45   -4.18    8.80
   Money Market                   .19     2.42     4.82    3.64    3.96    4.01    3.81    4.36    2.63    1.42
Russell  Investment Funds
   Multi-Style Equity          -24.30   -15.45   -13.48     NA      NA      NA      NA      NA      NA      NA
   Aggressive Equity           -20.22    -3.78    -2.04     NA      NA      NA      NA      NA      NA      NA
   Non-U.S.                    -16.37   -23.16   -15.62     NA      NA      NA      NA      NA      NA      NA
   Real Estate Securities        2.31     6.28    25.47     NA      NA      NA      NA      NA      NA      NA
   Core Bond                     7.27     5.85     8.48     NA      NA      NA      NA      NA      NA      NA
---------------------------------------------------------------------------------------------------------------



9. Death Benefit If you die before age 75, and before monthly annuity payments begin, your beneficiary will receive a death benefit. The amount will be the value of your Contract or, if greater, the amount you have paid in. We offer an enhanced death benefit at extra cost. We increase the enhanced death benefit on each Contract anniversary, up to age 80, if the Contract value has increased. The death benefit may be adjusted, of course, for any withdrawals you have made. The death benefit will be paid as a lump sum or your beneficiary may select a monthly annuity payment plan, or the Contract may be continued in force with a contingent annuitant, subject to the minimum distribution requirements discussed on page 29.


10. Other Information

Free Look. If you return the Contract within ten days after you receive it (or whatever period is required in your state), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment.

Avoid Probate. In most cases, when you die, your beneficiary will receive the full death benefit of your Contract without going through probate.

Automatic Dollar-Cost Averaging. With our Dollar-Cost Averaging Plan, you can arrange to have a regular amount of money ($100 minimum) automatically transferred from the Money Market Portfolio into the portfolio or portfolios you have chosen on a monthly or quarterly basis.

Electronic Funds Transfer (EFT). Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic withdrawals allow you to add to your portfolio(s) on a regular monthly basis through payments drawn directly on your checking account.

Systematic Withdrawal Plan. You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem accumulation units to generate monthly payments. Of course you may have to pay taxes on amounts you receive.

Automatic Required Minimum Distributions. You can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70 1/2.

                                 PROFILE - viii

Special Withdrawal Privilege. You can withdraw 10% of the Contract's accumulation value without a surrender charge, if the Contract has at least a $10,000 balance, beginning on the first Contract anniversary.

Terminal Illness Benefit. Withdrawal charges are waived if the primary Annuitant is terminally ill and has a life expectancy of 12 months or less.

Nursing Home Benefit. Withdrawal charges are waived after the first Contract anniversary if the primary Annuitant's confinement is medically necessary for at least 90 consecutive days in a licensed nursing facility or hospital.

Portfolio Rebalancing. To help you maintain your asset allocation plan over time we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis, back to the allocation percentages you have selected.

Interest Sweeps. If you select this service we will automatically sweep or transfer interest from the Guaranteed Interest Fund to any combination of variable investment options. Interest earnings can be swept monthly, quarterly, semi-annually or annually.


Northwestern Mutual Express. 1-800-519-4665. Get up-to-date information about your Contract at your convenience with your Contract number and your Personal Identification Number (PIN). Call toll-free to review contract values and unit values, transfer among portfolios, change the allocation and obtain fund performance information.


Internet. For information about Northwestern Mutual, visit us on our Website. Access fund performance information, forms for routine service and daily contract and unit values for Contracts you own with your User ID and password. Eligible Contract owners may also transfer invested assets among investment divisions and change the allocation of future contributions online. For enrollment information, please contact us at 1-888-455-2232.

www.northwesternmutual.com

These features may not be available in all states and may not be suitable for your particular situation.

11. Inquiries If you need more information, please contact us at:

The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202; 1-888-455-2232.

                                  PROFILE - ix

P R O S P E C T U S

NML VARIABLE ANNUITY ACCOUNT A

This prospectus describes individual variable annuity contracts (the "Contracts") offered by The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") to provide retirement annuity benefits for self-employed individuals (and their eligible employees) who adopt plans meeting the requirements of Sections 401 or 403(a) of the Internal Revenue Code of 1986, as amended. These plans, popularly called HR-10 Plans, afford certain federal income tax benefits to employers and to employees and their beneficiaries.


We use NML Variable Annuity Account A (the "Account") to keep the money you invest separate from our general assets. The money in the Account is invested in the eighteen portfolios of Northwestern Mutual Series Fund, Inc., the Fidelity VIP Mid Cap Portfolio, and the five Russell Investment Funds. You select the Portfolios or Funds in which you want to invest. Northwestern Mutual Series Fund, Inc.: Small Cap Growth Stock, T. Rowe Price Small Cap Value, Aggressive Growth Stock, International Growth, Franklin Templeton International Equity, AllianceBernstein Mid Cap Value, Index 400 Stock, Janus Capital Appreciation, Growth Stock, Large Cap Core Stock, Capital Guardian Domestic Equity, T. Rowe Price Equity Income, Index 500 Stock, Asset Allocation, Balanced, High Yield Bond, Select Bond, and Money Market. Fidelity VIP Mid Cap Portfolio. Russell Investment Funds: Multi-Style Equity, Aggressive Equity, Non-U.S., Real Estate Securities, Core Bond.

The Account has 24 Divisions that correspond to the 19 Portfolios and 5 Funds in which you may invest. The Contracts also permit you to invest on a fixed basis, at rates that we determine. This prospectus describes only the Account and the variable provisions of the Contracts except where there are specific references to the fixed provisions.

We offer two versions of the Contracts: Front Load Contracts and Back Load Contracts. See the Expense table on page 3 and the Deductions section, beginning on page 30.

This prospectus is a concise description of the information you should know before you buy a Contract. We have filed additional information about the Contracts with the Securities and Exchange Commission in a Statement of Additional Information. We incorporate the Statement of Additional Information into this prospectus by reference. We will send you the Statement of Additional Information without charge if you write to The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, or call us at Telephone Number 1-888-455-2232. You will find the table of contents for the Statement of Additional Information following page 33 of this prospectus.

This prospectus is valid only when accompanied by the current prospectuses for Northwestern Mutual Series Fund, Inc. and Russell Investment Funds which are attached to this prospectus. You should retain this prospectus for future reference.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


The date of this prospectus and the Statement of Additional Information is May 1, 2003.

CONTENTS FOR THIS PROSPECTUS

                                                                           Page
                                                                           ----
PROSPECTUS..................................................................1
   NML Variable Annuity Account A...........................................1
INDEX OF SPECIAL TERMS......................................................3
EXPENSE TABLE...............................................................3
   Annual Fund Operating Expenses...........................................4
ACCUMULATION UNIT VALUES...................................................12
THE COMPANY................................................................20
NML VARIABLE ANNUITY ACCOUNT A.............................................21
THE FUNDS..................................................................21
THE CONTRACTS..............................................................23
   Purchase Payments Under the Contracts...................................23
      Amount and Frequency.................................................23
      Application of Purchase Payments.....................................23
   Net Investment Factor...................................................24
   Benefits Provided Under the Contracts...................................24
      Withdrawal Amount....................................................24
      Death Benefit........................................................25
      Maturity Benefit.....................................................25
   Variable Payment Plans..................................................25
      Description of Payment Plans.........................................25
      Amount of Annuity Payments...........................................26
      Assumed Investment Rate..............................................26
   Additional Information..................................................26
      Transfers Between Divisions and Payment Plans........................26
      Gender-Based Annuity Payment Rates...................................27
      Owners of the Contracts..............................................27
      Deferment of Benefit Payments........................................27
      Dividends............................................................27
      Substitution and Change..............................................27
      Fixed Annuity Payment Plans..........................................27
      Financial Statements.................................................27
THE GUARANTEED INTEREST FUND...............................................28
FEDERAL INCOME TAXES.......................................................28
   Contribution Limits.....................................................28
   Taxation of Contract Benefits...........................................29
   Minimum Distribution Requirements.......................................29
   Taxation of Northwestern Mutual.........................................30
DEDUCTIONS.................................................................30
   Sales Load..............................................................30
   Mortality Rate and Expense Risk Charges.................................30
   Contract Fee............................................................30
   Withdrawal Charge.......................................................31
   Enhanced Death Benefit Charge...........................................31
   Premium Taxes...........................................................31
   Expenses for the Portfolios and Funds...................................31
   Contracts Issued Prior to March 31, 2000................................31
   Contracts Issued Prior to March 31, 1995................................32
   Contracts Issued Prior to December 17, 1981.............................32
   Dividends for Contracts Issued Prior to March 31, 2000..................32
   Internal Annuity Exchange...............................................32
DISTRIBUTION OF THE CONTRACTS..............................................33

        The Table of Contents for the Statement of Additional Information appears on the page following page 33 of this prospectus.

INDEX OF SPECIAL TERMS

The following special terms used in this prospectus are discussed at the pages indicated.

Term                                                                      Page
----                                                                      ----
ACCUMULATION UNIT..........................................................24
ANNUITY (or ANNUITY PAYMENTS)..............................................26
NET INVESTMENT FACTOR......................................................24
PAYMENT PLANS..............................................................25
ANNUITANT..................................................................25
MATURITY DATE..............................................................25
OWNER......................................................................27
WITHDRAWAL AMOUNT..........................................................24


The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. On the left side of the tables below we show the fees and expenses you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Account divisions. On the right side of these tables we show the fees and expenses that you will pay periodically during the time that you own the Contract, not including the annual fund operating expenses which are shown in the table on the following page.


EXPENSE TABLE

Front Load Contract
Transaction Expenses for Contract owners
Maximum Sales Load (as a percentage
   of purchase payments).............................    4.5%
Withdrawal Charge....................................   None
Maximum Transfer Charge..............................   $ 25
   (up to 12 transfers per year
   guaranteed free; all transfer
   charges currently waived)

Annual Expenses of the Account
   (as a percentage of assets)
Current Mortality and Expense Risk Fees*.............   0.50%
Maximum Mortality and Expense Risk
   Fees*.............................................   0.75%
Other Expenses.......................................   None
Total Current Separate Account Annual
   Expenses*.........................................   0.50%
Total Maximum Separate Account Annual
   Expenses*.........................................   0.75%

Annual Contract Fee
$30; waived if the Contract Value equals or exceeds
   $25,000

Annual Charge for Optional Enhanced
Death Benefit
Maximum Charge (as a percentage of the
   benefit)**........................................   0.40%

Back Load Contract

Transaction Expenses for Contractowners
   Sales Load (as a percentage of purchase
   payments).........................................   None
Withdrawal Charge for Sales Expenses
   (as a percentage of amounts withdrawn)............   0%-6%
Maximum Transfer Charge..............................   $ 25
   (up to 12 transfers per year
   guaranteed free; all transfer
   charges currently waived)

Annual Expenses of the Account
   (as a percentage of assets)
Current Mortality and Expense Risk Fees*.............   1.25%
Maximum Mortality and Expense Risk
   Fees*.............................................   1.50%
Other Expenses.......................................   None
Total Current Separate Account Annual
   Expenses*.........................................   1.25%
Total Maximum Separate Account Annual
   Expenses*.........................................   1.50%

Annual Contract Fee
$30; waived if the Contract Value equals or exceeds
   $25,000

Annual Charge for Optional Enhanced
Death Benefit
Maximum Charge (as a percentage of the
   benefit)**........................................   0.40%

*We guarantee the current mortality and expense risk fees for five years from the date of this prospectus. Thereafter, we reserve the right to increase the mortality and expense risk fees to a maximum annual rate of 0.75% for the Front Load Contract and 1.50% for the Back Load Contract.
**The maximum charge is for issue age 56 and above. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55.

ANNUAL FUND OPERATING EXPENSES

This table describes the fees and expenses for the Portfolios and Funds that you will pay daily during the time that you own the Contract. The table shows the range (minimum and maximum) of total operating expenses, including investment advisory fees, distribution (12b-1) fees and other expenses. The range shown in this table does not reflect fee waivers or expense limits and reimbursements. The information is based on operations for the year ended December 31, 2002. Information for the Russell Insurance Funds has been restated to reflect current fee waivers and expense reimbursement as set forth in the footnotes for those funds. Information for new Funds is estimated. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

----------------------------------------------------------------------
             Charge                           Minimum          Maximum
----------------------------------------------------------------------
Total Annual Fund Operating Expenses            0.2%            1.48%
----------------------------------------------------------------------

                                                                                                      Total Net Operating
                                                                                                      Expenses (Including
                                                    Investment                             Total     Contractual Waivers,
                                                     Advisory      Other                 Operating     Limitations and
Portfolio or Fund                                      Fees      Expenses   12b-1 Fees    Expenses     Reimbursements)
                                                    ----------   --------   ----------   ---------   --------------------
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock Portfolio ................      0.59%       0.01%         --        0.60%            0.60%
T. Rowe Price Small Cap Value Portfolio/1/ ......      0.85%       0.17%         --        1.02%            1.00%
Aggressive Growth Stock Portfolio ...............      0.52%       0.00%         --        0.52%            0.52%
International Growth Portfolio/2/ ...............      0.75%       0.40%         --        1.15%            1.10%
Franklin Templeton International Equity
   Portfolio ....................................      0.67%       0.07%         --        0.74%            0.74%
AllianceBernstein Mid Cap Value Portfolio/3/ ....      0.85%       0.18%         --        1.03%            1.00%
Index 400 Stock Portfolio .......................      0.25%       0.03%         --        0.28%            0.28%
Janus Capital Appreciation Portfolio/4/ .........      0.55%       0.38%         --        0.93%            0.90%
Growth Stock Portfolio ..........................      0.42%       0.01%         --        0.43%            0.43%
Large Cap Core Stock Portfolio/5/ ...............      0.57%       0.01%         --        0.58%            0.58%
Capital Guardian Domestic Equity Portfolio/6/ ...      0.65%       0.05%         --        0.70%            0.70%
T. Rowe Price Equity Income Portfolio/7/ ........      0.65%       0.13%         --        0.78%            0.75%
Index 500 Stock Portfolio .......................      0.20%       0.01%         --        0.21%            0.21%
Asset Allocation Portfolio/8/ ...................      0.60%       0.27%         --        0.87%            0.75%
Balanced Portfolio ..............................      0.30%       0.00%         --        0.30%            0.30%
High Yield Bond Portfolio .......................      0.51%       0.03%         --        0.54%            0.54%
Select Bond Portfolio ...........................      0.30%       0.00%         --        0.30%            0.30%
Money Market Portfolio/9/ .......................      0.30%       0.00%         --        0.30%            0.30%
Fidelity VIP Mid Cap Portfolio ..................      0.58%       0.11%       0.25%       0.94%            0.94%
Russell Investment Funds
Multi-Style Equity Fund/10/ .....................      0.78%       0.21%         --        0.99%            0.87%
Aggressive Equity Fund/11/ ......................      0.95%       0.41%         --        1.36%            1.05%
Non-U.S. Fund/12/ ...............................      0.95%       0.53%         --        1.48%            1.15%
Real Estate Securities Fund/13/ .................      0.85%       0.13%         --        0.98%            0.98%
Core Bond Fund/14/ ..............................      0.60%       0.20%         --        0.80%            0.70%

/1./ T. Rowe Price Small Cap Value Portfolio Northwestern Mutual Series Funds' advisor, Mason Street Advisors, LLC ("MSA") has contractually agreed to waive, at least until December 31, 2006, a portion of its 0.85% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 1.00% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 1.00% of the average daily net assets on an annual basis. Taking the fee waivers into account, the annual total operating expenses were 1.00% of the average net assets of the T. Rowe Price Small Cap Value Portfolio.

/2./ International Growth Portfolio MSA has contractually agreed to waive, at least until December 31, 2006, a portion of its 0.75% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 1.10% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 1.10% of the average daily net assets on an annual basis. Taking the fee waivers into account, the annual total operating expenses were 1.10% of the average net assets of the International Growth Portfolio.

/3./ AllianceBernstein Mid Cap Value Portfolio Expenses are estimated for 2003 at annualized rates. MSA has contractually agreed to waive, at least until December 31, 2008, a portion of its 0.85% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 1.00% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 1.00% of the average daily net assets on an annual basis. Taking the fee waivers into account, the annual total operating expenses would be estimated at 1.00% of the average net assets of the AllianceBernstein Mid Cap Value Portfolio.

/4./ Janus Capital Appreciation Portfolio Expenses are estimated for 2003 at annualized rates. MSA has contractually agreed to waive, at least until December 31, 2008, a portion of its 0.555% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 0.90% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 1.00% of the average daily net assets on an annual basis. Taking the fee waivers into account, the annual total operating expenses would be estimated at 0.90% of the average net assets of the Janus Capital Appreciation Portfolio.

5. Large Cap Core Stock Portfolio Prior to January 31, 2003 this Portfolio was named the J. P. Morgan Select Growth and Income Stock Portfolio. Effective on that date the investment advisory agreement was amended to conform the investment advisory fee to the corresponding fee for the Growth Stock Portfolio. If this amendment had been in effect for the 12 months ended December 31, 2002,
investment advisory fees for 2002 would have been    % and total operating
                                                  ---
expenses would have been    %.
                         ---

6. Capital Guardian Domestic Equity Portfolio MSA has contractually agreed to waive, at least until December 31, 2006, a portion of its 0.65% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 0.75% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 0.75% of the average daily net assets on an annual basis. Taking the fee waivers into account, the annual total operating expenses were 0.75% of the average net assets of the Capital Guardian Domestic Equity Portfolio.

7. T. Rowe Price Equity Income Portfolio Expenses are estimated for 2003 at annualized rates. MSA has contractually agreed to waive, at least until December 31, 2008, a portion of its 0.40% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 0.75% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 0.75% of the average daily net assets on an annual basis. Taking the fee waivers into account, the annual total operating expenses would be estimated at 0.75% of the average net assets of the T. Rowe Price Equity Income Portfolio.

8. Asset Allocation Portfolio MSA has contractually agreed to waive, at least until December 31, 2006, a portion of its 0.60% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 0.75% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 0.75% of the average daily net assets on an annual basis. Taking the fee waivers into account, the annual total operating expenses were 0.75% of the average net assets of the Asset Allocation Portfolio.

9. Money Market Portfolio MSA has voluntarily waived its management fee since December 2, 2002. Taking the fee waiver into account the total operating expenses for the 12 months ended December 31, 2002 were 0.27%.

10. Multi-Style Equity Fund The Fund's Manager, Frank Russell Investment Management Company (FRIMCo) has contractually agreed to waive, at least until April 20, 2004, a portion of its 0.78% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.87% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed 0.87% of the average daily net assets on an annual basis.

11. Aggressive Equity Fund FRIMCo has contractually agreed to waive, at least until April 30, 2004, a portion of its 0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.05% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed 1.05% of the average daily net assets on an annual basis.

12. Non-U.S. Fund FRIMCo has contractually agreed to waive, at least until April 30, 2004, a portion of its 0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.15% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed 1.15% of the average daily net assets on an annual basis.

13. Real Estate Securities Fund FRIMCo has contractually agreed to waive, at least until April 30, 2004, a portion of its 0.85% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.10% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed 1.10% of the average daily net assets on an annual basis.

14. Core Bond Fund FRIMCo has contractually agreed to waive, at least until April 30, 2004, a portion of its 0.60% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.70% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed 0.70% of the average daily net assets on an annual basis.

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, separate account annual expenses, and fees and expenses for the Portfolios of Northwestern Mutual Series Fund, Inc., Fidelity VIP Mid Cap Portfolio and Russell Investment Funds (the "Portfolios and Funds"). The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios and Funds as shown in the Table on page 4. Your actual costs may be higher or lower, based on these assumptions.

Example

Front Load Contract Without the Enhanced Death Benefit - You would pay the following expenses on each $10,000 investment, assuming 5% annual return:

                                             1 Year   3 Years   5 Years   10 Years
                                             ------   -------   -------   --------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                     $558     $  787    $1,034    $1,895
   T. Rowe Price Small Cap Value              $597     $  910    $1,245    $2,338
   Aggressive Growth Stock                    $550     $  763    $  993    $1,808
   International Growth                       $606     $  945    $1,307    $2,469
   Franklin Templeton International Equity    $572     $  829    $1,106    $2,045
   AllianceBernstein Mid Cap Value            $597     $  912    $1,249    $2,347
   Index 400 Stock                            $527     $  691    $  869    $1,543
   Janus Capital Appreciation                 $587     $  882    $1,199    $2,243
   Growth Stock                               $542     $  736    $  947    $1,709
   Large Cap Core Stock                       $556     $  781    $1,024    $1,873
   Capital Guardian Domestic Equity           $567     $  816    $1,084    $2,002
   T. Rowe Price Equity Income                $573     $  837    $1,123    $2,085
   Index 500 Stock                            $520     $  670    $  833    $1,464
   Asset Allocation                           $573     $  856    $1,160    $2,173
   Balanced                                   $529     $  697    $  880    $1,565
   High Yield Bond                            $552     $  769    $1,003    $1,830
   Select Bond                                $529     $  697    $  880    $1,565
   Money Market                               $529     $  697    $  880    $1,565
Fidelity VIP Mid Cap Portfolio                $591     $  888    $1,207    $2,256
Russell  Investment Funds
   Multi-Style Equity                         $584     $  892    $1,221    $2,299
   Aggressive Equity                          $602     $  983    $1,388    $2,661
   Non-U.S.                                   $611     $1,016    $1,445    $2,779
   Real Estate Securities                     $595     $  900    $1,227    $2,298
   Core Bond                                  $568     $  837    $1,127    $2,101

Example


Back Load Contract Without the Enhanced Death Benefit - You would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) surrender just prior to the end of each time period:

                                             1 Year   3 Years   5 Years   10 Years
                                             ------   -------   -------   --------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                     $266      $698     $1,135    $2,510
   T. Rowe Price Small Cap Value              $307      $893     $1,485    $3,234
   Aggressive Growth Stock                    $258      $674     $1,094    $2,428
   International Growth                       $317      $880     $1,449    $3,144
   Franklin Templeton International Equity    $281      $740     $1,207    $2,653
   AllianceBernstein Mid Cap Value            $307      $825     $1,350    $2,789
   Index 400 Stock                            $234      $600     $  971    $2,176
   Janus Capital Appreciation                 $297      $795     $1,300    $2,841
   Growth Stock                               $249      $646     $1,048    $2,334
   Large Cap Core Stock                       $264      $692     $1,125    $2,490
   Capital Guardian Domestic Equity           $276      $769     $1,269    $2,797
   T. Rowe Price Equity Income                $282      $749     $1,223    $2,688
   Index 500 Stock                            $227      $579     $  934    $2,101
   Asset Allocation                           $282      $779     $1,282    $2,820
   Balanced                                   $236      $606     $  981    $2,197
   High Yield Bond                            $260      $680     $1,105    $2,448
   Select Bond                                $236      $606     $  981    $2,197
   Money Market                               $236      $606     $  981    $2,197
Fidelity VIP Mid Cap Portfolio                $301      $801     $1,308    $2,853
Russell  Investment Funds
   Multi-Style Equity                         $294      $804     $1,322    $2,893
   Aggressive Equity                          $312      $897     $1,489    $3,237
   Non-U.S.                                   $322      $931     $1,546    $3,349
   Real Estate Securities                     $305      $813     $1,328    $2,892
   Core Bond                                  $277      $749     $1,228    $2,706

You would pay the following expenses on the same $10,000 investment, assuming no surrender or annuitization:

                                              Year    3 Years   5 Years   10 Years
                                             ------   -------   -------   --------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                     $206      $638     $1,095    $2,510
   T. Rowe Price Small Cap Value              $247      $833     $1,445    $3,234
   Aggressive Growth Stock                    $198      $614     $1,054    $2,428
   International Growth                       $257      $820     $1,409    $3,144
   Franklin Templeton International Equity    $221      $680     $1,167    $2,653
   AllianceBernstein Mid Cap Value            $246      $765     $1,310    $2,789
   Index 400 Stock                            $174      $540     $  931    $2,176
   Janus Capital Appreciation                 $237      $994     $1,260    $2,841
   Growth Stock                               $189      $586     $1,008    $2,334
   Large Cap Core Stock                       $204      $632     $1,085    $2,490
   Capital Guardian Domestic Equity           $216      $709     $1,229    $2,797
   T. Rowe Price Equity Income                $222      $689     $1,183    $2,688
   Index 500 Stock                            $167      $519     $  894    $2,101
   Asset Allocation                           $222      $719     $1,242    $2,820
   Balanced                                   $176      $546     $  941    $2,197
   High Yield Bond                            $200      $620     $1,065    $2,448
   Select Bond                                $176      $546     $  941    $2,197
   Money Market                               $176      $546     $  941    $2,197
Fidelity VIP Mid Cap Portfolio                $241      $741     $1,268    $2,853
Russell  Investment Funds
   Multi-Style Equity                         $234      $744     $1,282    $2,893
   Aggressive Equity                          $252      $837     $1,449    $3,237
   Non-U.S.                                   $262      $871     $1,506    $3,349
   Real Estate Securities                     $245      $753     $1,288    $2,892
   Core Bond                                  $217      $689     $1,188    $2,706

Example


Front Load Contract With the Enhanced Death Benefit - You would pay the following expenses on each $10,000 investment, assuming (1) 5% annual return and
(2) election of the enhanced death benefit at maximum charge (issue ages 56-65):

                                             1 Year   3 Years   5 Years   10 Years
                                             ------   -------   -------   --------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                     $598     $  911    $1,249    $2,367
   T. Rowe Price Small Cap Value              $636     $1,033    $1,457    $2,799
   Aggressive Growth Stock                    $590     $  887    $1,208    $2,282
   International Growth                       $646     $1,068    $1,518    $2,927
   Franklin Templeton International Equity    $611     $  952    $1,319    $2,514
   AllianceBernstein Mid Cap Value            $636     $1,035    $1,461    $2,808
   Index 400 Stock                            $567     $  816    $1,086    $2,024
   Janus Capital Appreciation                 $627     $1,005    $1,411    $2,707
   Growth Stock                               $581     $  860    $1,162    $2,186
   Large Cap Core Stock                       $596     $  905    $1,239    $2,346
   Capital Guardian Domestic Equity           $606     $  939    $1,298    $2,471
   T. Rowe Price Equity Income                $612     $  961    $1,337    $2,553
   Index 500 Stock                            $560     $  795    $1,050    $1,947
   Asset Allocation                           $612     $  979    $1,373    $2,639
   Balanced                                   $569     $  822    $1,096    $2,045
   High Yield Bond                            $594     $  895    $1,220    $2,305
   Select Bond                                $569     $  822    $1,096    $2,045
   Money Market                               $569     $  822    $1,096    $2,045
Fidelity VIP Mid Cap Portfolio                $631     $1,011    $1,419    $2,719
Russell  Investment Funds
   Multi-Style Equity                         $624     $1,015    $1,433    $2,761
   Aggressive Equity                          $641     $1,105    $1,598    $3,115
   Non-U.S.                                   $651     $1,138    $1,655    $3,230
   Real Estate Securities                     $634     $1,023    $1,439    $2,760
   Core Bond                                  $607     $  961    $1,340    $2,564

Example


Back Load Contract With the Enhanced Death Benefit - You would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) election of the enhanced death benefit at maximum charge (issue ages 56-65) and (3) surrender just prior to the end of each time period:

                                             1 Year   3 Years   5 Years   10 Years
                                             ------   -------   -------   --------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                     $308     $  825    $1,354    $2,980
   T. Rowe Price Small Cap Value              $348     $  949    $1,562    $3,390
   Aggressive Growth Stock                    $300     $  801    $1,314    $2,900
   International Growth                       $358     $  985    $1,624    $3,511
   Franklin Templeton International Equity    $322     $  868    $1,425    $3,119
   AllianceBernstein Mid Cap Value            $348     $  952    $1,566    $3,399
   Index 400 Stock                            $276     $  728    $1,192    $2,655
   Janus Capital Appreciation                 $338     $  922    $1,517    $3,303
   Growth Stock                               $291     $  774    $1,268    $2,809
   Large Cap Core Stock                       $306     $  819    $1,344    $2,960
   Capital Guardian Domestic Equity           $317     $  855    $1,404    $3,079
   T. Rowe Price Equity Income                $323     $  877    $1,442    $3,157
   Index 500 Stock                            $269     $  707    $1,156    $2,582
   Asset Allocation                           $323     $  895    $1,479    $3,238
   Balanced                                   $278     $  735    $1,202    $2,675
   High Yield Bond                            $302     $  807    $1,324    $2,920
   Select Bond                                $278     $  735    $1,202    $2,675
   Money Market                               $278     $  735    $1,202    $2,675
Fidelity VIP Mid Cap Portfolio                $342     $  928    $1,524    $3,314
Russell  Investment Funds
   Multi-Style Equity                         $335     $  931    $1,539    $3,354
   Aggressive Equity                          $353     $1,023    $1,704    $3,690
   Non-U.S.                                   $363     $1,057    $1,760    $3,798
   Real Estate Securities                     $346     $  939    $1,544    $3,353
   Core Bond                                  $318     $  876    $1,446    $3,171

You would pay the following expenses on the same $10,000 investment, assuming
(1) election of the enhanced death benefit at maximum charge (issue ages 56-65) and (2) no surrender or annuitization:

                                             1 Year   3 Years   5 Years   10 Years
                                             ------   -------   -------   --------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                     $248      $765     $1,314    $2,980
   T. Rowe Price Small Cap Value              $288      $889     $1,522    $3,390
   Aggressive Growth Stock                    $240      $741     $1,274    $2,900
   International Growth                       $298      $925     $1,584    $3,511
   Franklin Templeton International Equity    $262      $808     $1,385    $3,119
   AllianceBernstein Mid Cap Value            $288      $892     $1,526    $3,399
   Index 400 Stock                            $216      $668     $1,152    $2,655
   Janus Capital Appreciation                 $278      $862     $1,477    $3,303
   Growth Stock                               $231      $714     $1,228    $2,809
   Large Cap Core Stock                       $246      $759     $1,304    $2,960
   Capital Guardian Domestic Equity           $257      $795     $1,364    $3,079
   T. Rowe Price Equity Income                $263      $817     $1,402    $3,157
   Index 500 Stock                            $209      $647     $1,116    $2,582
   Asset Allocation                           $263      $835     $1,439    $3,238
   Balanced                                   $218      $675     $1,162    $2,675
   High Yield Bond                            $242      $747     $1,284    $2,920
   Select Bond                                $218      $675     $1,162    $2,675
   Money Market                               $218      $675     $1,162    $2,675
Fidelity VIP Mid Cap Portfolio                $282      $868     $1,484    $3,314
Russell  Investment Funds
   Multi-Style Equity                         $275      $871     $1,499    $3,354
   Aggressive Equity                          $293      $963     $1,664    $3,690
   Non-U.S.                                   $303      $997     $1,720    $3,798
   Real Estate Securities                     $286      $879     $1,504    $3,353
   Core Bond                                  $258      $816     $1,406    $3,171

The purpose of the table above is to assist a Contract Owner in understanding the expenses paid by the Account and the Portfolios and Funds and borne by investors in the Contracts. The sales load for a Front Load Contract depends on the amount of cumulative purchase payments. For the Back Load Contract the mortality and expense risk charge and the withdrawal charge depend on the length of time funds have been held under the Contract and the amounts held. We guarantee the current mortality and expense risk charges for five years from the date of this prospectus. Thereafter, we reserve the right to increase the mortality and expense risk charges to a maximum annual rate of 0.75% for the Front Load Contract and 1.50% for the Back Load Contract. The table shows the maximum current charges for both the mortality and expense risk charge and the withdrawal charge for the first five years. The expenses for the ten years shown in the table are the maximum expenses if we increase the mortality and expense risk charge after five years. We make no withdrawal charge upon annuitization if you select a variable payment plan, but we may make a withdrawal charge in some circumstances if you select a fixed payment plan. See "Withdrawal Charge", p.
31. The $30 annual Contract fee is reflected as 0.01% for the Front Load Contract and 0.18% for the Back Load Contract based on the annual Contract fees collected divided by the average assets of the Division. The Contracts provide for charges for transfers between the Divisions of the Account and for premium taxes, but we are not currently making such charges. See "Transfers Between Divisions and Payment Plans", p. 26 and "Deductions", p. 30, for additional information about expenses for the Contracts. The expenses shown in the table for the Portfolios and Funds show the annual expenses for each, as a percentage of their average net assets, based on 2002 operations for the Portfolios and their predecessors and the Funds. Expenses for Portfolios which have not begun operations are estimated. Expenses for the T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation Portfolios and for each of the Russell Investment Funds reflect fee waivers and expense reimbursements that the Portfolios' and Fund's advisers have voluntarily agreed to make for the year 2003. These may be changed in future years without notice. The expenses shown in the table reflect an assumption that the fee waivers and expense reimbursements will continue for the periods shown. Absent the fee waivers and expense reimbursements the expenses would be higher. See the disclosure on page 4.


The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown, subject to the guarantees of the Contracts.

The tables on the following pages present the accumulation unit values for Contracts issued prior to the date of this prospectus. The Contracts issued prior to the date of this prospectus are different in certain material respects from Contracts offered currently. The values shown below for Back Load Contracts issued on or after December 17, 1981 and prior to March 31, 2000 are calculated on the same basis as those for the Class B Accumulation Units for the Back Load Contracts described in this prospectus.

ACCUMULATION UNIT VALUES
Contracts Issued on or After March 31, 2000

Northwestern Mutual Series Fund, Inc.

                                   For the Years Ended Dec.31    For the Nine
                                   --------------------------    Months Ended
                                        2002        2001        Dec. 31, 2000
                                      --------    --------      -------------
Small Cap Growth Stock Division
   Front Load Version
      Beginning of Period             $   .866    $   .904         $   1.00
      End of Period                   $   .703    $   .866         $   .904
   Back Load Version
      Beginning of Period             $  1.848    $  1.945         $  2.163
      End of Period                   $  1.489    $  1.848         $  1.945
   Number of Units
      Outstanding, End of Period
      Front Load                       154,143     140,476           87,187
      Back Load                        522,379     284,235           69,946

T. Rowe Price Small Cap Value
   Division
   Front Load Version                 $  1.015    $  1.000               --
      Beginning of Period++           $   .954    $  1.015               --
      End of Period
   Back Load Version                  $  1.012    $  1.000               --
      Beginning of Period++           $   .944    $  1.012               --
      End of Period
   Number of Units
      Outstanding, End of Period
      Front Load                        27,602           0               --
      Back Load                        328,035      26,151               --

Aggressive Growth Stock Division
   Front Load Version
      Beginning of Period             $   .719    $   .902         $   1.00
      End of Period                   $   .564    $   .719         $   .902
   Back Load Version
      Beginning of Period             $  4.487    $  5.671         $  6.323
      End of Period                   $  3.490    $  4.487         $  5.671
   Number of Units
      Outstanding, End of Period
      Front Load                       221,621     167,945           54,097
      Back Load                        412,378     243,477           35,017

International Growth Division
   Front Load Version
      Beginning of Period++           $   .904    $  1.000               --
      End of Period                   $   .789    $   .904               --
   Back Load Version
      Beginning of Period++           $   .901    $  1.000               --
      End of Period                   $   .780    $   .901               --
   Number of Units
      Outstanding, End of Period
      Front Load                        23,247      17,748               --
      Back Load                        193,268      15,242               --

Franklin Templeton
   International Equity
   Division
   Front Load Version                 $   .852    $   .996         $   1.00
      Beginning of Period             $   .700    $   .852         $   .996
      End of Period
   Back Load Version                  $  1.912    $  2.251         $  2.274
      Beginning of Period             $  1.560    $  1.912         $  2.251
      End of Period
   Number of Units
      Outstanding, End of Period
      Front Load                       132,672      93,129           24,076
      Back Load                        403,029     145,688           42,413

Index 400 Stock Division
   Front Load Version
      Beginning of Period             $  1.024    $  1.036         $   1.00
      End of Period                   $   .870    $  1.024         $  1.036
   Back Load Version
      Beginning of Period             $  1.271    $  1.295         $  1.258
      End of Period                   $  1.072    $  1.271         $  1.295
   Number of Units
      Outstanding, End of Period
      Front Load                       181,114     163,573          114,473
      Back Load                        739,736     362,161           48,800

Growth Stock Division
   Front Load Version
      Beginning of Period             $   .783    $   .917         $   1.00
      End of Period                   $   .616    $   .783         $   .917
   Back Load Version
      Beginning of Period             $  2.458    $  2.902         $  3.182
      End of Period                   $  1.922    $  2.458         $  2.902
   Number of Units
      Outstanding, End of Period
      Front Load                       140,292      65,929           30,267
      Back Load                        636,366     253,153           63,702

 Large Cap Core Stock  Division
   Front Load Version
      Beginning of Period
      End of Period                   $   .814    $   .887         $   1.00
   Back Load Version                  $   .582    $   .814         $   .887
      Beginning of Period
      End of Period                   $  2.116    $  2.323         $  2.633
   Number of Units                    $  1.500    $  2.116         $  2.323
      Outstanding, End of Period
      Front Load
      Back Load                        206,179     138,478           31,529
                                       244,102     124,194           15,035

Capital Guardian Domestic Equity
   Division
   Front Load Version                 $   .976    $  1.000               --
      Beginning of Period++           $   .765    $   .976               --
      End of Period
   Back Load Version                  $   .973    $  1.000               --
      Beginning of Period++           $   .757    $   .973               --
      nd of Period
   Number of Units
      Outstanding, End of Period
      Front Load                        43,864       7,834               --
      Back Load                        417,557       8,491               --

Index 500 Stock Division
   Front Load Version
      Beginning of Period             $   .779    $   .888         $   1.00
      End of Period                   $   .604    $   .779         $   .888
   Back Load Version
      Beginning of Period             $  3.780    $  4.344         $  4.916
      End of Period                   $  2.909    $  3.780         $  4.344
   Number of Units
      Outstanding, End of Period
      Front Load                       280,800     231,431           24,617
      Back Load                        652,779     277,480           54,215

Asset Allocation Division
   Front Load Version
       Beginning of Period++          $   .977    $  1.000               --
       End of Period                  $   .872    $   .977               --
   Back Load Version
      Beginning of Period++           $   .974    $  1.000               --
      End of Period                   $   .863    $   .974               --
   Number of Units
      Outstanding, End of Period
      Front Load                       131,164         214               --
      Back Load                        250,892      35,277               --

Balanced Division
   Front Load Version
      Beginning of Period             $   .938    $   .973         $   1.00
      End of Period                   $   .863    $   .938         $   .973
   Back Load Version
      Beginning of Period             $  7.012    $  7.332         $  7.577
      End of Period                   $  6.403    $  7.012         $  7.332
   Number of Units
      Outstanding, End of Period
      Front Load                       829,094     819,248           52,519
      Back Load                        328,924     142,572           46,538

++ The initial investments in the T. Rowe Price Small Cap Value Division, the International Growth Division, the Capital Guardian Domestic Equity Division, and the Asset Allocation Division were made on July 31, 2001.

ACCUMULATION UNIT VALUES
Contracts Issued on or After March 31, 2000 (Continued)


Northwestern Mutual Series Fund, Inc.

                                   For the Years Ended Dec. 31   For the Nine
                                   ---------------------------   Months Ended
                                         2002       2001         Dec. 31, 2000
                                       --------   --------       -------------
High Yield Bond Division
   Front Load Version
      Beginning of Period              $  1.007   $   .963          $  1.00
      End of Period                    $   .973   $  1.007          $  .963
   Back Load Version
      Beginning of Period              $  1.485   $  1.432          $ 1.495
      End of Period                    $  1.424   $  1.485          $ 1.432
   Number of Units
      Outstanding, End of Period
      Front Load                         60,354     70,173               --
      Back Load                         197,186     52,097            6,687

Select Bond Division
   Front Load Version
      Beginning of Period              $  1.185   $  1.079          $ 1.000
      End of Period                    $  1.321   $  1.185          $ 1.079
   Back Load Version
      Beginning of Period              $  8.220   $  7.542          $ 7.029
      End of Period                    $  9.099   $  8.220          $ 7.542
   Number of Units
      Outstanding, End of Period
   Front Load                           183,271     96,440              537
   Back Load                            106,207     26,054            4,112

Money Market Division
   Front Load Version
      Beginning of Period              $  1.080   $  1.044          $ 1.000
      End of Period                    $  1.092   $  1.080          $ 1.044
   Back Load Version
      Beginning of Period              $  2.718   $  2.649          $ 2.551
      End of Period                    $  2.729   $  2.718          $ 2.649
   Number of Units
      Outstanding, End of Period
      Front Load                        196,726        685              538
      Back Load                         513,144    179,930           22,631

Russell  Investment Funds

                                   For the Years Ended Dec. 31   For the Nine
                                   ---------------------------   Months Ended
                                         2002       2001         Dec. 31, 2000
                                       --------   --------       -------------
Multi-Style Equity Division
   Front Load Version
      Beginning of Period              $   .751   $   .880          $  1.00
      End of Period                    $   .574   $   .751          $  .880
   Back Load Version
      Beginning of Period              $   .783   $   .925          $ 1.056
      End of Period                    $   .594   $   .783          $  .925
Number of Units
      Outstanding, End of Period
      Front Load                         71,907     76,893            1,678
      Back Load                         403,060    137,024           17,408

Aggressive Equity Division
   Front Load Version
      Beginning of Period              $   .904   $   .930          $  1.00
      End of Period                    $   .728   $   .904          $  .930
   Back Load Version
      Beginning of Period              $  1.040   $  1.079          $ 1.166
      End of Period                    $   .832   $  1.040          $ 1.079
Number of Units
      Outstanding, End of Period
      Front Load                         52,113     47,887           17,481
      Back Load                         225,999     64,083           18,584

Non-U.S. Division
   Front Load Version
      Beginning of Period              $   .660   $   .851          $  1.00
      End of Period                    $   .557   $   .660          $  .851
  Back Load Version
      Beginning of Period              $   .809   $  1.050          $ 1.242
      End of Period                    $   .678   $   .809          $ 1.050
   Number of Units
      Outstanding, End of Period
      Front Load                         93,640     92,068           11,781
      Back Load                         257,545    113,607           30,216

Real Estate Securities Division
   Front Load Version
      Beginning of Period              $  1.331   $  1.241          $ 1.000
      End of Period                    $  1.375   $  1.331          $ 1.241
  Back Load Version
      Beginning of Period              $  1.231   $  1.156          $  .937
      End of Period                    $  1.262   $  1.231          $ 1.156
   Number of Units
      Outstanding, End of Period
      Front Load                         46,321     34,590           60,731
      Back Load                         279,844     69,117            5,538

Core Bond Division
   Front Load Version
      Beginning of Period              $  1.149   $  1.075          $ 1.000
      End of Period                    $  1.244   $  1.149          $ 1.075
   Back Load Version
      Beginning of Period              $  1.133   $  1.068          $  .999
      End of Period                    $  1.218   $  1.133          $ 1.068
   Number of Units
      Outstanding, End of Period
      Front Load                         42,428     37,551               --
      Back Load                         172,978     88,555           12,988

ACCUMULATION UNIT VALUES
Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000

Northwestern Mutual Series Fund, Inc.


                                                               For the Years Ended December 31                        For the Nine
                                  ----------------------------------------------------------------------------------  Months Ended
                                     2002        2001        2000        1999        1998        1997        1996     Dec. 31, 2000
                                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  -------------
Small Cap Growth Stock Division
   Front Load Version
      Beginning of Period*        $    1.891  $    1.973  $    1.856  $    1.000          --          --          --           --
      End of Period               $    1.536  $    1.891  $    1.973  $    1.856          --          --          --           --
   Back Load Version
      Beginning of Period*        $    1.849  $    1.945  $    1.846  $    1.000          --          --          --           --
      End of Period               $    1.489  $    1.849  $    1.945  $    1.846          --          --          --           --
   Number of Units
      Outstanding, End of Period
      Front Load                     323,202     323,801     321,211     149,996          --          --          --           --
      Back Load                    1,964,695   1,808,968   1,675,122     481,140          --          --          --           --

T. Rowe Price Small Cap Value
   Division
   Front Load Version
      Beginning of Period++       $    1.016  $    1.000          --          --          --          --          --           --
      End of Period               $    0.955  $    1.016          --          --          --          --          --           --
  Back Load Version
      Beginning of Period++       $    1.012  $    1.000          --          --          --          --          --           --
      End of Period               $    0.944  $    1.012          --          --          --          --          --           --
  Number of Units
      Outstanding, End of Period
      Front Load                     271,539      96,359          --          --          --          --          --           --
      Back Load                      591,330     150,722          --          --          --          --          --           --

Aggressive Growth Stock
   Division
   Front Load Version
      Beginning of Period         $    2.247  $    2.815  $    2.662  $    1.859  $    1.735  $    1.530  $    1.305     $  1.000
      End of Period               $    1.764  $    2.247  $    2.815  $    2.662  $    1.859  $    1.735  $    1.530     $  1.305
   Back Load Version
      Beginning of Period         $    4.487  $    5.671  $    5.408  $    3.808  $    3.585  $    3.188  $    2.743     $  2.115
      End of Period               $    3.494  $    4.487  $    5.671  $    5.408  $    3.808  $    3.585  $    3.188     $  2.743
   Number of Units
      Outstanding, End of Period
      Front Load                   1,184,231   1,271,253   1,322,419   1,185,824   1,195,051     832,513     568,732      255,895
      Back Load                    3,455,437   3,733,407   3,831,806   3,585,337   3,703,653   2,962,218   1,734,023      407,729

International Growth Division
   Front Load Version
      Beginning of Period++       $     .904  $    1.000          --          --          --          --          --           --
      End of Period               $     .790  $     .904          --          --          --          --          --           --
   Back Load Version
      Beginning of Period++       $     .901  $    1.000          --          --          --          --          --           --
      End of Period               $     .780  $     .901          --          --          --          --          --           --
   Number of Units
      Outstanding, End of Period
      Front Load                       6,636       7,622          --          --          --          --          --           --
      Back Load                      213,927     31,105           --          --          --          --          --           --

Franklin Templeton
   International Equity
   Division
   Front Load Version
      Beginning of Period         $    1.663  $    1.941  $    1.964  $    1.605  $    1.537  $    1.374  $    1.140     $  1.000
      End of Period               $    1.368  $    1.663  $    1.941  $    1.964  $    1.605  $    1.537  $    1.374     $  1.140
   Back Load Version
      Beginning of Period         $    1.912  $    2.251  $    2.298  $    1.893  $    1.829  $    1.649  $     1.38     $  1.218
      End of Period               $    1.560  $    1.912  $    2.251  $    2.298  $    1.893  $    1.829  $    1.649     $  1.380
   Number of Units
      Outstanding, End of Period
      Front Load                     869,881     869,838     950,116     727,940     669,024     575,775     286,469       32,573
      Back Load                    2,869,713   3,193,593   3,242,296   3,063,127   3,028,502   2,488,184   1,281,128      374,986

Index 400 Stock Division
   Front Load Version
      Beginning of Period*        $    1.300  $    1.314  $    1.125  $    1.000          --          --          --           --
      End of Period               $    1.106  $    1.300  $    1.314  $    1.125          --          --          --           --
   Back Load Version
      Beginning of Period*        $    1.271  $    1.295  $    1.119  $    1.000          --          --          --           --
      End of Period               $    1.072  $    1.271  $    1.295  $    1.119          --          --          --           --
  Number of Units
      Outstanding, End of Period
      Front Load                     343,626     252,810     226,675     162,971          --          --          --           --
      Back Load                    2,052,327   1,705,515   1,069,393     388,194          --          --          --           --



* The initial investments in the Small Cap Growth Stock Division and the Index 400 Stock Division were made on April 30, 1999.
++ The initial investments in the T. Rowe Price Small Cap Value Division and the International Growth Division were made on July 31, 2001.

ACCUMULATION UNIT VALUES
Contracts Issued on or After March 31, 1995 and Prior to
March 31, 2000 (Continued)


Northwestern Mutual Series Fund, Inc.

                                                            For the Years Ended December 31                            For the Nine
                                  ----------------------------------------------------------------------------------   Months Ended
                                     2002        2001        2000        1999        1998        1997        1996     Dec. 31, 1995
                                  ----------  ----------  ----------   ---------  ----------  ----------  ----------  -------------
Growth Stock Division
   Front Load Version
      Beginning of Period         $    2.405  $    2.815  $    2.898  $    2.375  $    1.883  $    1.456  $    1.209     $  1.000
      End of Period               $    1.896  $    2.405  $    2.815  $    2.898  $    2.375  $    1.883  $    1.456     $  1.209
   Back Load Version
      Beginning of Period         $    2.458  $    2.902  $    3.013  $    2.491  $    1.991  $    1.552  $    1.300     $  1.082
      End of Period               $    1.922  $    2.458  $    2.902  $    3.013  $    2.491  $    1.991  $    1.552     $  1.300
   Number of Units
      Outstanding, End of Period
      Front Load                     591,193     676,797     688,920     613,097     447,934     422,029     257,158      103,292
      Back Load                    3,628,997   3,785,644   3,697,631   3,381,484   2,761,432   1,870,296     922,390      227,218

Large Cap Core Stock Division
   Front Load Version
      Beginning of Period         $    2.069  $    2.253  $    2.431  $    2.271  $    1.852  $    1.430  $    1.197     $  1.000
      End of Period               $    1.480  $    2.069  $    2.253  $    2.431  $    2.271  $    1.852  $    1.430     $  1.197
   Back Load Version
      Beginning of Period         $    2.116  $    2.323  $    2.528  $    2.382  $    1.959  $    1.525  $    1.287     $  1.083
      End of Period               $    1.500  $    2.116  $    2.323  $    2.528  $    2.382  $    1.959  $    1.525     $  1.287
   Number of Units
      Outstanding, End of Period
      Front Load                     640,796     656,757     721,964     757,434     736,836     540,977     208,323      114,414
      Back Load                    2,625,047   2,909,890   3,046,744   3,306,924   3,046,517   1,940,827   1,215,721      310,321

Capital Guardian Domestic Equity
   Division
   Front Load Version
      Beginning of Period++       $     .976  $    1.000          --          --          --          --          --           --
      End of Period               $     .766  $     .976          --          --          --          --          --           --
   Back Load Version
      Beginning of Period++       $     .973  $    1.000          --          --          --          --          --           --
      End of Period               $     .757  $     .973          --          --          --          --          --           --
   Number of Units
      Outstanding, End of Period
      Front Load                      37,281       6,557          --          --          --          --          --           --
      Back Load                      409,076      71,346          --          --          --          --          --           --

Index 500 Stock Division
   Front Load Version
      Beginning of Period         $    2.495  $    2.843  $    3.128  $    2.597  $    2.026  $    1.527  $    1.249     $  1.000
      End of Period               $    1.936  $    2.495  $    2.843  $    3.128  $    2.597  $    2.026  $    1.527     $  1.249
   Back Load Version
      Beginning of Period         $    3.780  $    4.344  $    4.820  $    4.037  $    3.175  $    2.414  $    1.991     $  1.604
      End of Period               $    2.909  $    3.780  $    4.344  $    4.820  $    4.037  $    3.175  $    2.414     $  1.991
   Number of Units
      Outstanding, End of Period
      Front Load                   1,084,346   1,233,599   1,267,405   1,247,611   1,057,935     690,248     454,096      278,235
      Back Load                    4,606,154   5,050,604   5,436,581   5,417,756   4,504,322   3,279,176   1,970,961      471,752

Asset Allocation Division
   Front Load Version
      Beginning of Period++       $     .977  $    1.000          --          --          --          --          --           --
      End of Period               $     .874  $     .977          --          --          --          --          --           --
   Back Load Version
      Beginning of Period++       $     .974  $    1.000          --          --          --          --          --           --
      End of Period               $     .863  $     .974          --          --          --          --          --           --
   Number of Units
      Outstanding, End of Period
      Front Load                     106,556      82,933          --          --          --          --          --           --
      Back Load                      584,078     214,820          --          --          --          --          --           --

Balanced Division
   Front Load Version
      Beginning of Period         $    2.031  $    2.106  $    2.118  $    1.912  $    1.615  $    1.334  $    1.181     $  1.000
      End of Period               $    1.871  $    2.031  $    2.106  $    2.118  $    1.912  $    1.615  $    1.334     $  1.181
   Back Load Version
      Beginning of Period         $    7.012  $    7.332  $    7.436  $    6.771  $    5.768  $    4.806  $    4.290     $  3.655
      End of Period               $    6.403  $    7.012  $    7.332  $    7.436  $    6.771  $    5.768  $    4.806     $  4.290
   Number of Units
      Outstanding, End of Period
      Front Load                   1,610,300   1,745,366   1,936,777   1,800,477   1,768,955   1,296,330     786,271      164,302
      Back Load                    2,543,983   2,779,445   2,907,554   2,897,246   2,565,265   2,109,606   1,347,427      372,457

++ The initial investments in the Capital Guardian Domestic Equity Division and the Asset Allocation Division were made on July 31, 2001.

ACCUMULATION UNIT VALUES
Contracts Issued on or After March 31, 1995 and Prior to
March 31, 2000 (Continued)


Northwestern Mutual Series Fund, Inc.

                                                            For the Years Ended December 31                            For the Nine
                                  ----------------------------------------------------------------------------------   Months Ended
                                     2002        2001        2000        1999        1998        1997        1996     Dec. 31, 1995
                                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  -------------
High Yield Bond Division
   Front Load Version
      Beginning of Period         $    1.474  $    1.409  $    1.483  $    1.496  $    1.530  $    1.326  $    1.112     $  1.000
      End of Period               $    1.426  $    1.474  $    1.409  $    1.483  $    1.496  $    1.530  $    1.326     $  1.112
   Back Load Version
      Beginning of Period         $    1.485  $    1.432  $    1.520  $    1.546  $    1.595  $    1.394  $    1.178     $  1.067
      End of Period               $    1.424  $    1.485  $    1.432  $    1.520  $    1.546  $    1.595  $    1.394     $  1.178
   Number of Units
      Outstanding, End of Period
      Front Load                     138,321     211,360     278,582     380,690     400,132      95,718      55,625           --
      Back Load                    1,056,405   1,072,933   1,154,997   1,174,446   1,400,604     967,118     572,121      138,470

Select Bond Division
   Front Load Version
      Beginning of Period         $    1.606  $    1.461  $    1.331  $    1.350  $    1.266  $    1.161  $    1.129     $  1.000
      End of Period               $    1.793  $    1.606  $    1.461  $    1.331  $    1.350  $    1.266  $    1.161     $  1.129
   Back Load Version
      Beginning of Period         $    8.220  $    7.542  $    6.929  $    7.088  $    6.703  $    6.201  $    6.078     $  5.419
      End of Period               $    9.099  $    8.220  $    7.542  $    6.929  $    7.088  $    6.703  $    6.201     $  6.078
   Number of Units
      Outstanding, End of Period
      Front Load                     481,900     300,899     352,753     214,565     159,609      72,941      38,713       26,732
      Back Load                      605,002     437,418     353,449     364,139     368,314     271,027     182,907       50,828

Money Market Division
   Front Load Version
      Beginning of Period         $    1.380  $    1.333  $    1.259  $    1.203  $    1.146  $    1.091  $    1.040     $  1.000
      End of Period               $    1.397  $    1.380  $    1.333  $    1.259  $    1.203  $    1.146  $    1.091     $  1.040
   Back Load Version
      Beginning of Period         $    2.718  $    2.649  $    2.523  $    2.431  $    2.335  $    2.241  $    2.156     $  2.086
      End of Period               $    3.729  $    2.718  $    2.649  $    2.523  $    2.431  $    2.335  $    2.241     $  2.156
   Number of Units
      Outstanding, End of Period
      Front Load                   1,307,625   2,064,209   1,852,761   1,980,615   1,564,597   1,439,686   1,843,605      327,441
      Back Load                    1,723,587   1,759,212   1,397,046   1,892,502   1,515,128   1,081,227   1,123,081      379,473

Russell Investment Funds

                                      For the Years Ended Dec. 31         For the Eight
                                   ------------------------------------   Months Ended
                                      2002         2001         2000      Dec. 31, 1999
                                   ----------   ----------   ----------   -------------
Multi-Style Equity Division
   Front Load Version
      Beginning of Period#         $     .801   $     .938   $    1.073      $  1.000
      End of Period                $     .613   $     .801   $     .938      $  1.073
   Back Load Version
      Beginning of Period#         $     .783   $     .925   $    1.067      $  1.000
      End of Period                $     .594   $     .783   $     .925      $  1.067
   Number of Units
      Outstanding, End of Period
      Front Load                      634,152      609,184      653,396       321,514
      Back Load                     1,405,479    1,504,874    1,250,824       535,268

Aggressive Equity Division
   Front Load Version
      Beginning of Period#         $    1.064   $    1.094   $    1.106      $  1.000
      End of Period                $     .858   $    1.064   $    1.094      $  1.106
   Back Load Version
      Beginning of Period#         $    1.040   $    1.079   $    1.100      $  1.000
      End of Period                $     .832   $    1.040   $    1.079      $  1.100
   Number of Units
      Outstanding, End of Period
      Front Load                      280,732      278,349      205,450        87,678
      Back Load                       713,748      684,944      558,206       182,385

Non-U.S. Division
   Front Load Version
      Beginning of Period#         $     .827   $    1.065   $    1.250      $  1.000
      End of Period                $     .699   $     .827   $    1.065      $  1.250
   Back Load Version
      Beginning of Period#         $     .809   $    1.050   $    1.243      $  1.000
      End of Period                $     .678   $     .809   $    1.050      $  1.243
   Number of Units
      Outstanding, End of Period
      Front Load                      255,502      253,873      239,460        81,105
      Back Load                       817,566      820,128      734,746       205,407

Real Estate Securities Division
   Front Load Version
      Beginning of Period#         $    1.259   $    1.172   $     .925      $  1.000
      End of Period                $    1.302   $    1.259   $    1.172      $   .925
   Back Load Version
      Beginning of Period#         $    1.231   $    1.156   $     .920      $  1.000
      End of Period                $    1.262   $    1.231        1.156      $   .920
   Number of Units
      Outstanding, End of Period
      Front Load                      153,383       96,859       73,595        19,288
      Back Load                       655,717      394,800      324,453        88,176

Core Bond Division
   Front Load Version
      Beginning of Period#         $    1.159   $    1.083   $     .983      $  1.000
      End of Period                $    1.256   $    1.159   $    1.083      $   .983
   Back Load Version
      Beginning of Period#         $    1.133   $    1.068   $     .983      $  1.000
      End of Period                $    1.218   $    1.133   $    1.068      $   .983
   Number of Units
      Outstanding, End of Period
      Front Load                       66,294       20,992       35,410        26,817
      Back Load                       598,546      366,778      310,796        93,910


# The initial investment was made on April 30, 1999.

ACCUMULATION UNIT VALUES
Contracts Issued After December 16, 1981 and Prior to March 31, 1995


Northwestern Mutual Series Fund, Inc.

                                                                      For the Years Ended December 31
                                                   -------------------------------------------------------------------
                                                       2002          2001          2000          1999          1998
                                                   -----------   -----------   -----------   -----------   -----------
Small Cap Growth Stock Division
   Beginning of Period*                            $     1.848   $     1.945   $     1.846   $     1.000            --
   End of Period                                   $     1.489   $     1.848   $     1.945   $     1.846            --
Number of Units
   Outstanding, End of Period                        6,573,433     5,700,137     5,885,472     1,898,627            --

T. Rowe Price Small Cap Value Division
   Beginning of Period++                           $     1.012   $     1.000            --            --            --
   End of Period                                   $      .944   $     1.012            --            --            --
Number of Units
   Outstanding, End of Period                        1,400,917       292,730            --            --            --

Aggressive Growth Stock Division
   Beginning of Period                             $     4.487   $     5.671   $     5.408   $     3.808   $     3.585
   End of Period                                   $     3.494   $     4.487   $     5.671   $     5.408   $     3.808
Number of Units
   Outstanding, End of Period                       10,044,566    12,273,215    13,812,637    14,666,263    18,213,135

International Growth Division
   Beginning of Period++                           $      .901   $     1.000            --            --            --
   End of Period                                   $      .780   $      .901            --            --            --
Number of Units
   Outstanding, End of Period                          317,059        90,942            --            --            --

Franklin Templeton International Equity Division
   Beginning of Period+                            $     1.912   $     2.251   $     2.298   $     1.893   $     1.829
   End of Period                                   $     1.560   $     1.912   $     2.251   $     2.298   $     1.893
Number of Units
   Outstanding, End of Period                        9,896,145    11,504,361    13,283,821    15,307,814    19,261,448

Index 400 Stock Division
   Beginning of Period*                            $     1.271   $     1.295   $     1.119   $     1.000            --
   End of Period                                   $     1.072   $     1.271   $     1.295   $     1.119            --
Number of Units
   Outstanding, End of Period                        4,142,561     4,224,763     3,499,606     1,241,398            --

Growth Stock Division
   Beginning of Period**                           $     2.458   $     2.902   $     3.013   $     2.491   $     1.991
   End of Period                                   $     1.922   $     2.458   $     2.902   $     3.013   $     2.491
Number of Units
   Outstanding, End of Period                        6,983,115     8,243,061     8,296,584     8,576,102     7,215,894

Large Cap Core Stock Division
   Beginning of Period**                           $     2.116   $     2.323   $     2.528   $     2.382   $     1.959
   End of Period                                   $     1.500   $     2.116   $     2.323   $     2.528   $     2.382
Number of Units
   Outstanding, End of Period                        5,159,778     6,685,128     6,946,403     9,502,862    10,866,893

Capital Guardian Domestic Equity Division
   Beginning of Period++                           $      .973   $     1.000            --            --            --
   End of Period                                   $      .757   $      .973            --            --            --
Number of Units
   Outstanding, End of Period                        1,190,032       193,492            --            --            --

Index 500 Stock Division
   Beginning of Period                             $     3.780   $     4.344   $     4.820   $     4.037   $     3.175
   End of Period                                   $     2.909   $     3.780   $     4.344   $     4.820   $     4.037
Number of Units
   Outstanding, End of Period                       12,907,973    15,617,447    17,587,215    20,900,522    21,467,931

Asset Allocation Division
   Beginning of Period++                           $      .974   $     1.000            --            --            --
   End of Period                                   $      .863   $      .974            --            --            --
Number of Units
   Outstanding, End of Period                        2,124,071       476,776            --            --            --

                                                                       For the Years Ended December 31
                                                   -------------------------------------------------------------------
                                                       1997          1996          1995          1994          1993
                                                   -----------   -----------   -----------   -----------   -----------
Small Cap Growth Stock Division
   Beginning of Period*                                     --            --            --            --            --
   End of Period                                            --            --            --            --            --
Number of Units
   Outstanding, End of Period                               --            --            --            --            --

T. Rowe Price Small Cap Value Division
   Beginning of Period++                                    --            --            --            --            --
   End of Period                                            --            --            --            --            --
Number of Units
   Outstanding, End of Period                               --            --            --            --            --

Aggressive Growth Stock Division
   Beginning of Period                             $     3.188   $     2.743   $     1.994   $     1.915   $     1.628
   End of Period                                   $     3.585   $     3.188   $     2.743   $     1.994   $     1.915
Number of Units
   Outstanding, End of Period                       20,861,309    21,479,837    19,083,707    17,290,856    11,319,698

International Growth Division
   Beginning of Period++                                    --            --            --            --            --
   End of Period                                            --            --            --            --            --
Number of Units
   Outstanding, End of Period                               --            --            --            --            --

Franklin Templeton International Equity Division
   Beginning of Period+                            $     1.649   $     1.380   $     1.220   $     1.236   $     1.000
   End of Period                                   $     1.829   $     1.649   $     1.380   $     1.220   $     1.236
Number of Units
   Outstanding, End of Period                       22,910,908    22,132,206    21,338,267    21,538,113     8,548,091

Index 400 Stock Division
   Beginning of Period*                                     --            --            --            --           --
   End of Period                                            --            --            --            --           --
Number of Units
   Outstanding, End of Period                               --            --            --            --           --

Growth Stock Division
   Beginning of Period**                           $     1.552   $     1.300   $     1.006   $     1.000            --
   End of Period                                   $     1.991   $     1.552   $     1.300   $     1.006            --
Number of Units
   Outstanding, End of Period                        6,045,075     4,845,965     2,970,905     1,311,686            --

Large Cap Core Stock Division
   Beginning of Period**                           $     1.525   $     1.287   $     0.994   $     1.000            --
   End of Period                                   $     1.959   $     1.525   $     1.287   $     0.994            --
Number of Units
   Outstanding, End of Period                        8,963,724     7,054,484     5,605,215     3,129,287            --

Capital Guardian Domestic Equity Division
   Beginning of Period++                                    --            --            --            --            --
   End of Period                                            --            --            --            --            --
Number of Units
   Outstanding, End of Period                               --            --            --            --            --

Index 500 Stock Division
   Beginning of Period                             $     2.414   $     1.991   $     1.469   $     1.470   $     1.356
   End of Period                                   $     3.175   $     2.414   $     1.991   $     1.469   $     1.470
Number of Units
   Outstanding, End of Period                       21,531,879    20,092,060    18,961,291    17,624,809    16,051,619

Asset Allocation Division
   Beginning of Period++                                    --            --            --            --            --
   End of Period                                            --            --            --            --            --
Number of Units
   Outstanding, End of Period                               --            --            --            --            --

* The initial investments in the Small Cap Growth Stock Division and the Index 400 Stock Division were made on April 30, 1999.
+ The initial investment in the Franklin Templeton International Equity Division was made on April 30, 1993.
** The initial investments in the Growth Stock Division and the Large Cap Core Stock Division were made on May 3, 1994.
++ The initial investments in the T. Rowe Price Small Cap Value Division, the International Growth Division, the Capital Guardian Domestic Equity Division, and the Asset Allocation Division were made on July 31, 2001.

ACCUMULATION UNIT VALUES
Contracts Issued After December 16, 1981 and Prior to March 31, 1995 (Continued)


Northwestern Mutual Series Fund, Inc.

                                                    For the years Ended December 31
                                -------------------------------------------------------------------
                                    2002          2001          2000         1999          1998
                                -----------   -----------   -----------   -----------   -----------
Balanced Division
   Beginning of Period          $     7.012   $     7.332   $     7.436   $     6.771   $     5.768
   End of Period                $     6.403   $     7.012   $     7.332   $     7.436   $     6.771
Number of Units
   Outstanding, End of Period    22,432,975    26,333,221    29,328,998    35,440,432    40,487,926

High Yield Bond Division
   Beginning of Period**        $     1.485   $     1.432   $     1.520   $     1.546   $     1.595
   End of Period                $     1.424   $     1.485   $     1.432   $     1.520   $     1.546
Number of Units
   Outstanding, End of Period     1,461,027     1,881,347     2,029,262     2,904,325     3,974,656

Select Bond Division
   Beginning of Period          $     8.220   $     7.542   $     6.929   $     7.088   $     6.703
   End of Period                $     9.099   $     8.220   $     7.542   $     6.929   $     7.088
Number of Units
   Outstanding, End of Period     1,840,193     1,651,248     1,634,871     1,914,749     2,171,879

Money Market Division
   Beginning of Period          $     2.718   $     2.649   $     2.523   $     2.431   $     2.335
   End of Period                $     2.729   $     2.718   $     2.649   $     2.523   $     2.431
Number of Units
   Outstanding, End of Period     6,073,048     6,009,918     6,248,637     7,329,873     6,699,739

                                                    For the years Ended December 31
                                -------------------------------------------------------------------
                                    1997          1996          1995          1994          1993
                                -----------   -----------   -----------   -----------   -----------
Balanced Division
   Beginning of Period          $     4.806   $     4.290   $     3.436   $     3.480   $     3.216
   End of Period                $     5.768   $     4.806   $     4.290   $     3.436   $     3.480
Number of Units
   Outstanding, End of Period    44,638,127    48,457,793    52,575,295    59,200,252    63,940,609

High Yield Bond Division
   Beginning of Period**        $     1.394   $     1.178   $     1.022   $     1.000            --
   End of Period                $     1.595   $     1.394   $     1.178   $     1.022            --
Number of Units
   Outstanding, End of Period     3,770,055     2,456,295     1,609,770     1,215,989            --

Select Bond Division
   Beginning of Period          $     6.201   $     6.078   $     5.167   $     5.384   $     4.941
   End of Period                $     6.703   $     6.201   $     6.078   $     5.167   $     5.384
Number of Units
   Outstanding, End of Period     2,252,704     2,691,481     2,778,441     2,923,557     2,937,137

Money Market Division
   Beginning of Period          $     2.241   $     2.156   $     2.063   $     2.007   $     1.976
   End of Period                $     2.335   $     2.241   $     2.156   $     2.063   $     2.007
Number of Units
   Outstanding, End of Period     6,270,333     7,029,739     7,896,022     8,608,326     7,614,186

**   The initial investment in the High Yield Bond Division was made on May 3,
     1994.

Russell  Investment Funds

                                                                             For the
                                     For the Years Ended December 31          Eight
                                  -------------------------------------    Months Ended
                                     2002         2001          2000      Dec. 31, 1999
                                  ----------   ----------   -----------   -------------
Multi-Style Equity Division
   Beginning of  Period#          $     .783   $     .925   $     1.067     $    1.000
   End of Period                  $     .594   $     .783   $      .925     $    1.067
Number of Units
 Outstanding, End of Period        2,538,585    2,727,184     2,365,883      1,475,825

Aggressive Equity Division
   Beginning of  Period#          $    1.040   $    1.079   $     1.100     $    1.000
   End of Period                  $     .832   $    1.040   $     1.079     $    1.100
Number of Units
   Outstanding, End of Period      1,278,583    1,623,364     1,455,003        760,721

Non-U.S. Division
   Beginning of Period#           $     .809   $    1.050   $     1.243     $    1.000
   End of Period                  $     .678   $     .809   $     1.050     $    1.243
Number of Units
 Outstanding, End of Period        1,927,339    2,184,344     2,019,287        813,542

Real Estate Securities Division
   Beginning of Period#           $    1.231   $  1.156     $      .920     $    1.000
   End of Period                  $    1.262   $  1.231     $     1.156     $     .920
Number of Units
   Outstanding, End of Period      1,199,189    812,052         652,555        248,726

Core Bond Division
   Beginning of Period#           $    1.323   $  1.068     $      .983     $    1.000
   End of Period                  $    1.218   $  1.323     $     1.068     $     .983
Number of Units
   Outstanding, End of Period        996,440    792,991         728,086        580,967

# The initial investment was made on April 30, 1999.

ACCUMULATION UNIT VALUES

Contracts Issued Prior to December 17, 1981


Northwestern Mutual Series Fund, Inc.

                                                   For the Years Ended December 31
                                   --------------------------------------------------------------
                                      2002         2001         2000         1999         1998
                                   ----------   ----------   ----------   ----------   ----------
Small Cap Growth Stock Division
   Beginning of Period*            $    1.873   $    1.961   $    1.852   $    1.000           --
   End of Period                   $    1.517   $    1.873   $    1.961   $    1.852           --
Number of Units Outstanding,
   End of Period                      195,919      242,514      261,141       95,329           --

T. Rowe Price Small Cap Value
   Division
   Beginning of Period++           $    1.014   $    1.000           --           --           --
   End of Period                   $     .951   $    1.014           --           --           --
Number of Units Outstanding,
   End of Period                      229,909       11,128           --           --           --

Aggressive Growth Stock Division
   Beginning of Period             $    4.742   $    5.963   $    5.658   $    3.965   $    3.714
   End of Period                   $    3.711   $    4.742   $    5.963   $    5.658   $    3.965
Number of Units Outstanding,
   End of Period                      255,815      304,541      388,193      370,788      479,410

International Growth Division
   Beginning of Period++           $     .903   $    1.000           --           --           --
   End of Period                   $    0.786   $     .903           --           --           --
Number of Units Outstanding,
   End of Period                       12,589       11,010           --           --           --

Franklin Templeton International
   Equity Division
   Beginning of Period+            $    1.997   $    2.339   $    2.376   $    1.947   $    1.872
   End of Period                   $    1.637   $    1.997   $    2.339   $    2.376   $    1.947
Number of Units Outstanding,
   End of Period                      326,231      340,359      375,718      630,123      647,767

Index 400 Stock Division
   Beginning of Period**           $    1.288   $    1.306   $    1.123   $    1.000           --
   End of Period                   $    1.092   $    1.288   $    1.306   $    1.123           --
Number of Units Outstanding,
   End of Perd                        242,802      334,892      288,383      167,651           --

Growth Stock Division
   Beginning of Period**           $    2.554   $    3.000   $    3.100   $    2.549   $    2.027
   End of Period                   $    2.007   $    2.554   $    3.000   $    3.100   $    2.549
Number of Units Outstanding,
   End of Period                      312,827      311,084      334,831      372,659      247,491

Large Cap Core Stock Division
   Beginning of Period**           $    2.198   $    2.402   $    2.601   $    2.438   $    1.995
   End of Period                   $    1.567   $    2.198   $    2.402   $    2.601   $    2.438
Number of Units Outstanding,
   End of Period                      125,226      181,811      180,854      254,027      310,014

Capital Guardian Domestic Equity
   Division
   Beginning of Period++           $     .975   $    1.000           --           --           --
   End of Period                   $     .762   $     .975           --           --           --
Number of Units Outstanding,
   End of Period                      107,036       11,255           --           --           --

Index 500 Stock Division
   Beginning of Period             $    3.995   $    4.568   $    5.043   $    4.202   $    3.289
   End of Period                   $    3.090   $    3.995   $    4.568   $    5.043   $    4.202
Number of Units Outstanding,
   End of Period                    3,965,286    4,934,298    5,706,738    6,687,760    7,343,357

Asset Allocation Division
   Beginning of Period++           $     .976   $    1.000           --           --           --
   End of Period                   $     .869   $     .976           --           --           --
Number of Units Outstanding,
   End of Period                       41,043       11,085           --           --           --

                                                    For the Years Ended December 31
                                   -----------------------------------------------------------------
                                      1997         1996         1995          1994          1993
                                   ----------   ----------   -----------   -----------   -----------
Small Cap Growth Stock Division
   Beginning of Period*                    --           --            --            --            --
   End of Period                           --           --            --            --            --
Number of Units Outstanding,
   End of Period                           --           --            --            --            --

T. Rowe Price Small Cap Value
   Division
   Beginning of Period++                   --           --            --            --            --
   End of Period                           --           --            --            --            --
Number of Units Outstanding,
   End of Period                           --           --            --            --            --

Aggressive Growth Stock Division
   Beginning of Period             $    3.286   $    2.813   $     2.035   $     1.945   $     1.645
   End of Period                   $    3.714   $    3.286   $     2.813   $     2.035   $     1.945
Number of Units Outstanding,
   End of Period                      640,838      890,850       861,229       805,409       602,390

International Growth Division
   Beginning of Period++                   --           --            --            --            --
   End of Period                           --           --            --            --            --
Number of Units Outstanding,
   End of Period                           --           --            --            --            --

Franklin Templeton International
   Equity Division
   Beginning of Period+            $    1.680   $    1.398   $     1.230   $     1.240   $     1.000
   End of Period                   $    1.872   $    1.680   $     1.398   $     1.230   $     1.240
Number of Units Outstanding,
   End of Period                    1,297,660    1,332,812     1,166,796     1,529,309       912,421

Index 400 Stock Division
   Beginning of Period**                   --           --            --            --            --
   End of Period                           --           --            --            --            --
Number of Units Outstanding,
   End of Period                           --           --            --            --            --

Growth Stock Division
   Beginning of Period**           $    1.573   $    1.311   $     1.009            --            --
   End of Period                   $    2.027   $    1.573   $     1.311            --            --
Number of Units Outstanding,
   End of Period                      327,731      118,168         1,782            --            --

Large Cap Core Stock Division
   Beginning of Period**           $    1.546   $    1.298   $     0.997            --            --
   End of Period                   $    1.995   $    1.546   $     1.298            --            --
Number of Units Outstanding,
   End of Period                      348,188       69,566         9,498            --            --

Capital Guardian Domestic Equity
   Division
   Beginning of Period++                   --           --            --            --            --
   End of Period                           --           --            --            -
Number of Units Outstanding,
   End of Period                           --           --            --            --            --

Index 500 Stock Division
   Beginning of Period             $    2.488   $    2.042   $     1.499   $     1.492   $     1.370
   End of Period                   $    3.289   $    2.488   $     2.042   $     1.499   $     1.492
Number of Units Outstanding,
   End of Period                    8,175,537    9,600,286    10,111,615    10,735,943    12,320,684

Asset Allocation Division
   Beginning of Period++                   --           --            --            --            --
   End of Period                           --           --            --            --            --
Number of Units Outstanding,
   End of Period                           --           --            --            --            --

* The initial investments in the Small Cap Growth Stock Division and the Index 400 Stock Division were made on April 30, 1999.
+ The initial investment in the Franklin Templeton International Equity Division was made on April 30, 1993.
** The initial investments in the Growth Stock Division and the Large Cap Core Stock Division were made on May 3, 1994.
++ The initial investments in the T. Rowe Price Small Cap Value Division, the International Growth Division, the Capital Guardian Domestic Equity Division, and the Asset Allocation Division were made on July 31, 2001.

ACCUMULATION UNIT VALUES

Contracts Issued Prior to December 17, 1981


Northwestern Mutual Series Fund, Inc.

                                              For the Years Ended December 31
                               --------------------------------------------------------------
                                  2002         2001         2000         1999         1998
                               ----------   ----------   ----------   ----------   ----------
Balanced Division
   Beginning of Period         $    7.750   $    8.063   $    8.137   $    7.372   $    6.248
   End of Period               $    7.113   $    7.750   $    8.063   $    8.137   $    7.372
Number of Units Outstanding,
   End of Period                1,321,703    1,565,742    2,213,090    2,738,126    3,013,626

High Yield Bond Division
   Beginning of Period**       $    1.543   $    1.480   $    1.563   $    1.582   $    1.624
   End of Period               $    1.487   $    1.543   $    1.480   $    1.563   $    1.582
Number of Units Outstanding,
   End of Period                   68,612       73,766       80,510       77,269      183,181

Select Bond Division
   Beginning of Period         $    9.086   $    8.295   $    7.583   $    7.719   $    7.263
   End of Period               $   10.109   $    9.086   $    8.295   $    7.583   $    7.719
Number of Units Outstanding,
   End of Period                  603,334      514,551      495,713      715,024      899,839

Money Market Division
   Beginning of Period         $    3.004   $    2.913   $    2.761   $    2.646   $    2.529
   End of Period               $    3.031   $    3.004   $    2.913   $    2.761   $    2.646
Number of Units Outstanding,
   End of Period                  459,870      765,876      732,845      898,198    1,723,332

                                              For the Years Ended December 31
                               --------------------------------------------------------------
                                  1997         1996         1995         1994         1993
                               ----------   ----------   ----------   ----------   ----------
Balanced Division
   Beginning of Period         $    5.180   $    4.601   $    3.667   $    3.695   $    3.398
   End of Period               $    6.248   $    5.180   $    4.601   $    3.667   $    3.695
Number of Units Outstanding,
   End of Period                3,845,538    4,743,812    5,651,599    6,525,821    7,060,303

High Yield Bond Division
   Beginning of Period**       $    1.412   $    1.188   $    1.025           --           --
   End of Period               $    1.624   $    1.412   $    1.188           --           --
Number of Units Outstanding,
   End of Period                  600,752      428,588           --           --           --

Select Bond Division
   Beginning of Period         $    6.685   $    6.520   $    5.515   $    5.719   $    5.222
   End of Period               $    7.263   $    6.685   $    6.520   $    5.515   $    5.719
Number of Units Outstanding,
   End of Period                1,012,083    1,215,131    1,172,420    1,266,751    1,389,667

Money Market Division
   Beginning of Period         $    2.416   $    2.312   $    2.201   $    2.131   $    2.088
   End of Period               $    2.529   $    2.416   $    2.312   $    2.201   $    2.131
Number of Units Outstanding,
   End of Period                  893,452    1,103,625    1,264,988    1,020,911      788,050

Russell Investment Funds

                               For the Years Ended December 31 For the Eight ------------------------------- Months Ended
                                   2002      2001      2000      Dec. 31, 1999
                                 --------   -------   -------    -------------
Multi-Style Equity Division
   Beginning of Period#          $   .794   $  .932   $ 1.071       $ 1.000
   End of Period                 $   .605   $  .794   $  .932       $ 1.071
Number of Units Outstanding,
   End of Period                    6,377    26,629    60,062         7,554

Aggressive Equity Division
   Beginning of Period#          $  1.054   $ 1.088   $ 1.104       $ 1.000
   End of Period                 $   .847   $ 1.054   $ 1.088       $ 1.104
Number of Units Outstanding,
   End of Period                  112,581    63,919    58,734         7,374

Non-U.S. Division
   Beginning of Period#          $   .820   $ 1.059   $ 1.247       $ 1.000
   End of Period                 $   .690   $  .820   $ 1.059       $ 1.247
Number of Units Outstanding,
   End of Period                   32,998    51,723    51,562        12,237

Real Estate Securities
   Division
   Beginning of Period#          $  1.247   $ 1.165   $  .923       $ 1.000
   End of Period                 $  1.285   $ 1.247   $ 1.165       $  .923
Number of Units Outstanding,
   End of Period                   56,396    22,565    25,461         4,656

Core Bond Division
   Beginning of Period#          $  1.148   $ 1.077   $  .986       $ 1.000
   End of Period                 $  1.240   $ 1.148   $ 1.077       $  .986
Number of Units Outstanding,
   End of Period                   10,914    16,601    22,616         2,618

# The initial investment was made on April 30, 1999.

THE COMPANY

The Northwestern Mutual Life Insurance Company was organized by a special act of the Wisconsin Legislature in 1857. It is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The total assets of Northwestern Mutual exceed $98 billion. Northwestern Mutual sells life and disability income insurance policies and annuity contracts through its own field force of approximately 6,000 full time producing agents. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

"We" in this prospectus means Northwestern Mutual.

NML VARIABLE ANNUITY ACCOUNT A

We established the Account on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law.


The Account has twenty-four Divisions. The money you invest to provide variable benefits under your Contract is placed in one or more of the Divisions as you direct.


Under Wisconsin law, the investment operations of the Account are kept separate from our other operations. The values for your Contract will not be affected by income, gains or losses for the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Account for your Contract will determine the value of your Contract benefits and will not affect the rest of our business. The assets in the Account are reserved for you and other Contract owners, although the assets belong to us and we do not hold the assets as a trustee. We and our creditors cannot reach those assets to satisfy other obligations until our obligations under your Contract have been satisfied. But all of our assets (except those we hold in some other separate accounts) are available to satisfy our obligations under your Contract.

The Account is not registered as an investment company under the Investment Company Act of 1940.

THE FUNDS


Northwestern Mutual

Series Fund, Inc. is a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Account buys shares of each Portfolio at their net asset value without any sales charge.

The investment adviser for the Fund is Mason Street Advisors, LLC ("MSA"), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Fund. For providing investment advisory and other services and bearing Fund expenses, the Fund pays MSA a fee at an annual rate which ranges from .20% of the aggregate average daily net assets of the Index 500 Stock Portfolio to a maximum of .85% for the T. Rowe Price Small Cap Value Portfolio. Other expenses borne by the Portfolios range from .00% for the Aggressive Growth Stock, Balanced, Select Bond, and Money Market Portfolios to .35% for the International Growth Portfolio. We provide the people and facilities MSA uses in performing its investment advisory functions and we are a party to the investment advisory agreement. MSA has retained Templeton Investment Counsel, LLC, Capital Guardian Trust Company, T. Rowe Price Associates, Inc., Alliance Capital Management L.P. and Janus Capital Management LLC under investment sub-advisory agreements to provide investment advice to the Franklin Templeton International Equity Portfolio, the Capital Guardian Domestic Equity Portfolio, the T. Rowe Price Small Cap Value Portfolio, the T. Rowe Price Equity Income Portfolio, the AllianceBernstein Mid Cap Value Portfolio and the Janus Capital Appreciation Portfolio.

The investment objectives and types of investments for each of the eighteen Portfolios of the Fund are set forth below. There can be no assurance that the Portfolios will realize their objectives.


Small Cap Growth Stock Portfolio. The investment objective of the Small Cap Growth Stock Portfolio is long-term growth of capital. The Portfolio will seek to achieve this objective primarily by investing in the common stocks of companies which can reasonably be expected to increase sales and earnings at a pace which will exceed the growth rate of the U.S. economy over an extended period.

T. Rowe Price Small Cap Value Portfolio. The investment objective of the T. Rowe Price Small Cap Value Portfolio is long-term growth of capital. The Portfolio seeks to achieve this objective by investing primarily in small companies whose common stocks are believed to be undervalued.

Aggressive Growth Stock Portfolio. The investment objective of the Aggressive Growth Stock Portfolio is to achieve long-term appreciation of capital primarily by investing in the common stocks of companies which can reasonably be expected to increase their sales and earnings at a pace which will exceed the growth rate of the nation's economy over an extended period.


International Growth Portfolio. The investment objective of the International Growth Portfolio is long-term appreciation of capital. Normally, the Portfolio invests at least 80% of its assets in non-U.S. securities.

Franklin Templeton International Equity Portfolio. The investment objective of the Franklin Templeton International Equity Portfolio is long-term growth of capital. It pursues its objective through a flexible policy of investing in stocks and debt securities of companies and governments outside the United States.

AllianceBernstein Mid Cap Value Portfolio. The primary investment objective of the AllianceBernstein Mid Cap Value Portfolio is long-term appreciation of capital. Current income is a secondary objective. The Portfolio pursues these objectives by investing primarily in medium sized companies whose common stocks are believed to be undervalued.


Index 400 Stock Portfolio. The investment objective of the Index 400 Stock Portfolio is to achieve investment results that approximate the performance of the Standard & Poor's MidCap 400 Index ("S&P 400 Index"). The Portfolio will attempt to meet this objective by investing in stocks included in the S&P 400 Index.


Janus Capital Appreciation Portfolio. The investment objective of the Janus Capital Appreciation Portfolio is long-term growth of capital. The Portfolio will seek to achieve this objective primarily by investing in common stocks selected for their growth potential.

Growth Stock Portfolio. The primary investment objective of the Growth Stock Portfolio is long-term growth of capital. A secondary objective is to seek current income. The Portfolio seeks to achieve this objective by selecting investments in companies which have above average earnings growth potential.

Large Cap Core Stock Portfolio. The investment objectives of the Large Cap Core Stock Portfolio are long-term growth of capital and income. The Portfolio seeks to achieve this objective by investing primarily in the common stock of large capitalization companies.

Capital Guardian Domestic Equity Portfolio. The investment objective of the Capital Guardian Domestic Equity Portfolio is long-term growth of capital and income. The Portfolio seeks to achieve this objective by investing primarily in the equity securities of U.S. issuers.

T. Rowe Price Equity Income Portfolio. The investment objective of the T. Rowe Price Equity Income Portfolio is to provide substantial dividend income as well as long-term growth of capital. The Portfolio seeks to achieve this objective through investment in the common stocks of established companies.


Index 500 Stock Portfolio. The investment objective of the Index 500 Stock Portfolio is to achieve investment results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Portfolio will attempt to meet this objective by investing in stocks included in the S&P 500 Index. Stocks are generally more volatile than debt securities and involve greater investment risks.


Asset Allocation Portfolio. The investment objective of the Asset Allocation Portfolio is to realize as high a level of total return, including current income and capital appreciation, as is consistent with reasonable investment risk. The Portfolio will follow a flexible policy for allocating assets among stocks, bonds and cash. Stocks may include foreign stocks and bonds may include non-investment grade obligations.

Balanced Portfolio. The investment objective of the Balanced Portfolio is to realize as high a level of total return as is consistent with prudent investment risk. Total return consists of current income, including dividends, interest and discount accruals, and capital appreciation. The assets of the Balanced Portfolio will be invested in the stock, bond and money market sectors as described for the Index 500 Stock, Select Bond and Money Market Portfolios. The mix of investments among the three market sectors will be adjusted continuously.

High Yield Bond Portfolio. The investment objective of the High Yield Bond Portfolio is to achieve high current income and capital appreciation. The Portfolio invests primarily in fixed income securities that are rated below investment grade by the major rating agencies. High yield fixed income securities are commonly known as "junk bonds".

Select Bond Portfolio. The primary investment objective of the Select Bond Portfolio is to realize as high a level of total return as is consistent with prudent investment risk. Total return consists of current income, including interest and discount accruals, and capital appreciation. A secondary objective is to seek preservation of shareholders' capital. The Select Bond Portfolio's assets are invested primarily in bonds and other debt securities with maturities generally exceeding one year.

Money Market Portfolio. The investment objective of the Money Market Portfolio is to realize maximum current income consistent with liquidity and stability of capital. The assets of the Portfolio are invested in money market instruments and other debt securities with maturities generally not exceeding one year.

Fidelity VIP Mid Cap Portfolio. The Fidelity(R) VIP Mid Cap Portfolio is a fund of Variable Insurance Products Fund III, a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Account buys Service Class 2 shares of the Fidelity(R) VIP Mid Cap Portfolio at their net asset value.

The investment adviser for the Fidelity(R) VIP Mid Cap Portfolio is Fidelity Management and Research Company.

The Fidelity(R) VIP Mid Cap Portfolio normally invests at least 80% of its assets in securities of companies with medium market capitalization. These are companies with market capitalizations similar to companies in the Russell Midcap(R) Index or the Standard & Poor's(R) MidCap 400 Index. The Portfolio normally invests primarily in common stocks. For information about the investment objectives and policies, the attendant risk factors and expenses see the attached prospectus for the Fidelity(R) Variable Insurance Products Service Class 2 Mid Cap Portfolio.

Russell Investment Funds. The Russell Investment Funds also comprise a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Account buys shares of each of the Russell Investment Funds at their net asset value without any sales charge.

The assets of each of the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company ("Russell"), and an affiliate of Russell, Frank Russell Investment Management Company ("FRIMCo"). FRIMCo also advises, operates and administers the Russell Investment Funds. Russell is our majority-owned subsidiary.

The investment objectives and types of investments for each of the five Russell Investment Funds are set forth below. There can be no assurance that the Funds will realize their objectives.


Multi-Style Equity Fund. The investment objective of the Multi-Style Equity Fund is to provide income and capital growth by investing principally in equity securities. The Multi-Style Equity Fund invests primarily in common stocks of medium and large capitalization companies. These companies are predominately US-based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

Aggressive Equity Fund. The investment objective of the Aggressive Equity Fund is to provide capital appreciation by assuming a higher level of volatility than is ordinarily expected from Multi-Style Equity Fund by investing in equity securities. The Aggressive Equity Fund invests primarily in common stocks of small and medium capitalization companies. These companies are predominately US-based, although the Fund may invest in non-US firms from time to time.

Non-U.S. Fund. The investment objective of the Non-U.S. Fund is to provide favorable total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments. The Non-U.S. Fund invests primarily in equity securities issued by companies domiciled outside the United States and in depository receipts, which represent ownership of securities of non-US companies.

Real Estate Securities Fund. The investment objective of the Real Estate Securities Fund is to generate a high level of total return through above average current income, while maintaining the potential for capital appreciation. The Fund seeks to achieve its objective by concentrating its investments in equity securities of issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties.

Core Bond Fund. The investment objective of the Core Bond Fund is to maximize total return, through capital appreciation and income, by assuming a level of volatility consistent with the broad fixed-income market, by investing in fixed-income securities. The Core Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government, or to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar-denominated. From time to time the Fund may invest in municipal debt obligations.


For more information regarding the mutual funds, including information about their investment objectives and expenses, see the prospectuses for Northwestern Mutual Series Fund, Inc. and Russell Investment Funds attached to this prospectus. You should read the mutual fund prospectuses carefully before you invest in the Contracts.


THE CONTRACTS

Purchase Payments Under The Contracts

Amount and Frequency A purchase payment is the money you give us to pay for your Contract. You may make purchase payments monthly, quarterly, semiannually, annually or on any other frequency acceptable to us.

For Back Load Contracts the minimum amount for each purchase payment is $25. We will accept larger purchase payments than due, or payments at other times, but total purchase payments under any Contract may not exceed $5,000,000 without our consent. For Front Load Contracts the minimum initial purchase payment is $10,000. The minimum amount for each subsequent purchase payment is $25 for all Contracts.


Purchase payments may not exceed the applicable federal income tax limits. See "Federal Income Taxes", p. 29.


Application of Purchase Payments We credit net purchase payments, after deduction of any sales load, to the Account and allocate them to one or more Divisions as you direct. We then invest those assets in shares of the Portfolio or Fund which corresponds to that Division.


We apply purchase payments to provide "Accumulation Units" in one or more Divisions. Accumulation Units represent your interest in the Account. There are Class A Accumulation Units and Class B Accumulation Units for the Back Load Contracts. We credit Class B Accumulation Units to your Back Load Contract each time you make a purchase payment. We convert Class B Accumulation Units to Class A Accumulation Units on a basis that reflects the cumulative amount of purchase payments and the length of time that the funds have been held under a Back Load Contract. See "Mortality Rate and Expense Risk Charges", p. 30. The number of Accumulation Units you receive for each net purchase payment is determined by dividing the amount of the purchase payment to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the next valuation of the assets of the Division we make after we receive your purchase payment at our Home Office. We will also accept your purchase payment if you send it to a lockbox facility we have designated. We value assets as of the close of trading on the New York Stock Exchange for each day the Exchange is open, and at any other time required by the Investment Company Act of 1940.

The number of your Accumulation Units will be increased by additional purchase payments or transfers into the Account and decreased by withdrawals or transfers out of the Account. The investment experience of the Account does not change the number (as distinguished from the value) of your Accumulation Units.

The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio or Fund). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. The net investment factor takes into account the investment experience of the Portfolio or Fund, the deduction for mortality and expense risks we have assumed and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. (See "Net Investment Factor", p. 24.) Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made. You may direct all or part of a purchase payment to the Guaranteed Interest Fund. Amounts you direct to the Guaranteed Interest Fund will be invested on a fixed basis. See "The Guaranteed Interest Fund", p. 28.


Net Investment Factor

For each Division the net investment factor for any period ending on a valuation date is 1.000000 plus the net investment rate for the Division for that period. Under the Contract the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio or Fund when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio or Fund.


Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding valuation date up to and including the current valuation date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share on the valuation date immediately preceding the current valuation date, (c) less an adjustment to provide for the deduction for mortality rate and expense risks that we have assumed. (See "Deductions", p. 30.)


The Portfolios and Funds will distribute investment income and realized capital gains to the Account Divisions. We will reinvest those distributions in additional shares of the same Portfolio or Fund. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Account.

Benefits Provided Under The Contracts

The benefits provided under the Contracts consist of a withdrawal amount, a death benefit and a maturity benefit. Subject to the restrictions noted below, we will pay all of these benefits in a lump sum or under the payment plans described below.


Withdrawal Amount On or prior to the maturity date you are entitled to withdraw the Accumulation Units credited to your Contract and receive the value thereof less the applicable withdrawal charge. (See "Withdrawal Charge", p. 31.) The value, which may be either greater or less than the amount you paid, is based on the Accumulation Unit value next determined after we receive your written request for withdrawal on a form we provide. The forms are available from our Home Office and our agents. You may withdraw a portion of the Accumulation Units on the same basis, except that we will not grant a partial withdrawal which would result in a Contract value of less $2,000 remaining; we will treat a request for such a partial withdrawal as a request to surrender the entire Contract. Amounts distributed to you upon withdrawal of all or a portion of Accumulation Units may be subject to federal income tax and may be prohibited, depending upon the terms of your plan. (See "Federal Income Taxes", p. 28.) A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59-1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee or are paid on account of early retirement after age 55.

If annuity payments are being made under Payment Plan 1 the payee may surrender the Contract and receive the value of the Annuity Units credited to his Contract, less the applicable withdrawal charge. (See "Withdrawal Charge", p.
31) Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See "Description of Payment Plans", p. 25.)

Death Benefit

1. Amount of the Death Benefit. If the Annuitant dies before the maturity date, the death benefit will not be less than the Contract value next determined after we receive proof of death at our Home Office. If the Primary Annuitant dies before his or her 75th birthday, the death benefit, where permitted by state law, will not be less than the amount of purchase payments we received, less withdrawals. There is no death benefit after annuity payments begin. See "Maturity Benefit", p. 25 and "Variable Payment Plans", p. 25.

An enhanced death benefit is available at extra cost. Prior to the first Contract anniversary the enhanced death benefit is equal to the total purchase payments received less any amounts withdrawn. On any Contract anniversary prior to the Primary Annuitant's 80th birthday, the enhanced death benefit is the Contract value on that date, but not less than what the enhanced death benefit was on the last preceding valuation date. On any other valuation date before the Primary Annuitant's 80th birthday, the enhanced death benefit will be the amount determined on the most recent Contract anniversary, plus purchase payments we receive thereafter, less withdrawals. On any valuation date on or after the Primary Annuitant's 80th birthday the enhanced death benefit will be the enhanced death benefit on the Contract anniversary immediately prior to the Primary Annuitant's 80th birthday increased by purchase payments we received and decreased by any amounts withdrawn after that Contract anniversary. We deduct the extra cost for the enhanced death benefit from the Contract value on each Contract anniversary while the enhanced death benefit is in effect. See "Enhanced Death Benefit Charge", p. 31. The enhanced death benefit is available for issue ages up to 65 and must be elected when the Contract is issued. The enhanced death benefit will remain in effect until the maturity date or the death of the Primary Annuitant or you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

2. Distribution of the Death Benefit.

When the employee dies, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force, beginning with a value equal to the death benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Money Market Division and you may transfer it to the Divisions you choose. See "Transfers Between Divisions and Payment Plans", p. 26. The Owner, if living, or otherwise the beneficiary may elect to receive the death benefit in a lump sum or under a payment plan. See "Variable Payment Plans", below. If no contingent Annuitant has been named, the death benefit becomes payable to the Owner. The beneficiary must take distributions from the Contract pursuant to the applicable minimum required distributions discussed on page 29.

Maturity Benefit Purchase payments under the Contract are payable until the maturity date specified in the Contract. You may select any date up to age 90 as the maturity date, subject to applicable tax and state law requirements, including the minimum distribution requirements (See "Minimum Distribution Requirements", p. 29). On the maturity date, if you have not elected any other permissible payment plan, we will change the maturity date to the Contract anniversary nearest the Annuitant's 90th birthday. On that date, if you have not elected any other permissible payment plan, we will pay the value of the Contract in monthly payments for life under a variable payment plan with payments certain for ten years.

Variable Payment Plans

We will pay part or all of the benefits under a Contract under a variable payment plan you select. Under a variable plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. For a discussion of tax considerations and limitations regarding the election of payment plans, see "Federal Income Taxes", p. 28.


Description of Payment Plans The following payment plans are available:

1. Payments for a Certain Period. An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year.

2. Life Annuity with or without Certain Period. An annuity payable monthly until the payee's death, or until the expiration of a selected certain period, whichever is later. After the payee's death during the certain period, if any, we will make payments as they are due to the designated contingent beneficiary. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period.

3. Joint and Survivor Life Annuity with Certain Period. An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer. We may limit the election of a payment plan to one that results in an initial payment of at least $50. A payment plan will continue even if payments fall to less than $50 after the payment plan begins.

From time to time we may establish payment plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other payment plans, with provisions and rates we publish for those plans.

Amount of Annuity Payments We will determine the amount of the first annuity payment on the basis of the particular payment plan you select, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age. We will calculate the amount of the first annuity payment on a basis that takes into account the length of time over which we expect annuity payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the payment plan involves life contingencies. The first payment will be lower if the payment plan includes a longer certain period. Variable annuity payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the interest of the Contract in each Division of the Account after annuity payments begin. Class A Accumulation Units become Class A Annuity Units and Class B Accumulated Units become Class B Annuity Units on the maturity date.

Assumed Investment Rate The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Variable annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law.

The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular payment plan, the amount of annuity payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of annuity payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of annuity payments would decrease.

A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Additional Information

Transfers Between Divisions and Payment Plans You may change the allocation of purchase payments among the Divisions and transfer values from one Division to another both before and after annuity payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which Division or apportionment is best suited to your long-term investment needs.

You may at any time change the allocation of purchase payments among the Divisions by written notice to us. Purchase payments we receive at our Home Office on and after the date on which we receive the notice will be applied to provide Accumulation Units in one or more Divisions on the basis of the new allocation.

Before the effective date of a payment plan you may, upon written request, transfer Accumulation Units from one Division to another. After the effective date of a payment plan the payee may transfer Annuity Units from one Division to another. We will adjust the number of Accumulation or Annuity Units to be credited to reflect the respective value of the Accumulation and Annuity Units in each of the Divisions. For Accumulation Units the minimum amount which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. For each transfer beginning with the thirteenth in any Contract year we may deduct a transfer fee of $25 from the amount transferred. We currently make no charge for transfers.

If you contemplate the transfer of funds from one Division to another, you should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the stock and bond markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time. Frequent transfers, or transfers that are large in relation to the assets of the Portfolio or Fund in which a Division invests, may also be disruptive and may disadvantage other investors. We reserve the right to limit the frequency or amount of transfers.


You may transfer amounts which you have invested on a fixed basis to any Division of the Account, and the value of Accumulation Units in any Division of the Account to the Guaranteed Interest Fund for investment on a fixed basis, subject to the restrictions described in the Contract. See "The Guaranteed Interest Fund", p. 28


After the effective date of a payment plan which does not involve a life contingency (i.e., Plan 1) a payee may transfer to either form of life annuity at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first annuity payment under the new plan on the basis of the particular plan selected, the annuity payment rate and the Annuitant's adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We permit other transfers between payment plans subject to such limitations we may reasonably determine. Generally, however, we do not permit transfer from a payment plan involving a life contingency to a payment plan which does not involve the same life contingency.

You may make transfers from the Money Market Division at any time while a payment plan is in force. The Contracts provide that transfers between the other Divisions and transfers between payment plans may be made after the payment plan has been in force for at least 90 days and thereafter whenever at least 90 days have elapsed since the date of the last transfer. At present we permit transfers at any time. We will make the transfer as of the close of business on the valuation date coincident with or next following the date on which we receive the request for transfer at our Home Office, or at a later date you request.

Gender-Based Annuity Payment Rates Federal law, and the laws of certain states, may require that annuity considerations and annuity payment rates be determined without regard to the sex of the Annuitant. Because we offer the Contracts for use with HR-10 Plans where these rules may have general application, the annuity payment rates in the Contracts do not distinguish between male and female Annuitants. However, Contracts with sex-distinct rates are available on request. Prospective purchasers of the Contracts should review any questions in this area with qualified counsel.

Owners of the Contracts The Owner of the Contract has the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the retirement plan, but may be the employer or the Annuitant or other person. The Annuitant is the person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Annuitant. In this prospectus, "you" means the Owner or a prospective purchaser of the Contract.

Deferment of Benefit Payments We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable payment plan, until after the end of any period during which the right to redeem shares of either of the mutual funds is suspended, or payment of the redemption value is postponed, and for any period during which the New York Stock Exchange is closed or trading thereon is restricted or an emergency exists, so that valuation of the assets of the Fund or disposal of securities they hold is not reasonably practical; or as such deferment is otherwise permitted by applicable law.

Dividends The Contracts share in our divisible surplus, to the extent we determine annually, except while payments are being made under a variable payment plan. Distributions of divisible surplus are commonly referred to as "dividends". Any contributions to our divisible surplus would result from more favorable expense experience than we have assumed in determining the deductions. We do not expect the Contracts to make a significant contribution to our divisible surplus and we do not expect to pay dividends on the Contracts.


For the Back Load Contracts we reduce expense charges by converting Class B Accumulation Units to Class A Accumulation Units on larger, older Contracts. See "Mortality Rate and Expense Risk Charges", p. 30. The Contracts issued prior to the date of this prospectus do not include this conversion feature, and we currently pay dividends on some of those Contracts. See "Dividends for Contracts Issued Prior to March 31, 2000", p. 32.


Substitution and Change Pursuant to authority of our Board of Trustees, (a) we may invest the assets of a Division in securities of another mutual fund or another issuer, instead of the Portfolio or Fund in which you have invested, as a substitute for the shares you already have or as the securities to be purchased in the future, or (b) we may modify the provisions of the Contracts to assure qualification for the benefits provided by the provisions of the Internal Revenue Code relating to retirement annuity or variable annuity contracts, or to comply with any other applicable federal or state laws. In the event of any such substitution or change, we may make appropriate endorsement on Contracts having an interest in the Account and take such other action as may be necessary to effect the substitution or change.


Fixed Annuity Payment Plans We will also pay Contract benefits under fixed annuity payment plans which are not described in this Prospectus. If you select a fixed annuity, we will cancel the Accumulation Units credited to your Deferred Contract, we will transfer the withdrawal value of the Contract to our general account, and you will no longer have any interest in the Account. We may make a withdrawal charge in determining the withdrawal value. (See "Withdrawal Amount", p. 24, and "Withdrawal Charge", p. 31)


Financial Statements Financial statements of the Account and financial statements of Northwestern Mutual appear in the Statement of Additional Information.

THE GUARANTEED INTEREST FUND

You may direct all or part of your purchase payments to the Guaranteed Interest Fund for investment on a fixed basis. You may transfer amounts previously invested in the Account Divisions to the Guaranteed Interest Fund, prior to the maturity date, and you may transfer amounts in the Guaranteed Interest Fund to the Account Divisions. In each case these transfers are subject, to the restrictions described in the Contract. Amounts you invest in the Guaranteed Interest Fund become part of our general assets. In reliance on certain exemptive and exclusionary provisions, we have not registered interests in the Guaranteed Interest Fund under the Securities Act of 1933 and we have not registered the Guaranteed Interest Fund as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Fund nor any interests therein are generally subject to these Acts. We have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Fund. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Amounts you invest in the Guaranteed Interest Fund earn interest at rates we declare from time to time. We will guarantee the interest rate for each amount for at least one year. The interest rate will be at an annual effective rate of at least 3%. At the expiration of the period for which we guarantee the interest rate, a new interest rate may apply. We credit interest and compound it daily. We determine the effective date for a transaction involving the Guaranteed Interest Fund in the same manner as the effective date for a transaction involving a Division of the Account.

Investments in the Guaranteed Interest Fund are subject to a maximum limit of $1,000,000 ($250,000 in New York) without our prior consent. To the extent that a purchase payment or transfer from a Division of the Account causes the Contract's interest in the Guaranteed Interest Fund to exceed this maximum limit, we will place the amount of the excess in the Money Market Division and it will remain there until the you instruct us otherwise.

Transfers from the Guaranteed Interest Fund to the Account Divisions are subject to limits. After a transfer from the Guaranteed Interest Fund we will allow no further transfers from the Guaranteed Interest Fund for a period of 365 days; in addition, we will allow no further transfers back into the Guaranteed Interest Fund for a period of 90 days. The maximum amount that you may transfer from the Guaranteed Interest Fund in one transfer is the greater of (1) 25% of the amount that you had invested in the Guaranteed Interest Fund as of the last Contract anniversary preceding the transfer and (2) the amount of your most recent transfer from the Guaranteed Interest Fund. But in no event will this maximum transfer amount be less than $1,000 or more than $50,000. (The $50,000 limit does not apply in New York.)


The deduction for mortality rate and expense risks, as described below, is not assessed against amounts in the Guaranteed Interest Fund, and amounts in the Guaranteed Interest Fund do not bear any expenses of either of the mutual funds. Other charges under the Contracts apply for amounts in the Guaranteed Interest Fund as they are described in this prospectus for amounts you invest on a variable basis. (See "Deductions", p. 30). For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Account Divisions.


FEDERAL INCOME TAXES

We offer the Contracts only for use under tax-qualified plans meeting the requirements of Sections 401 and 403(a) of the Code. However, in the event Contracts should be issued pursuant to HR-10 Plans, trusts or custodial accounts which at the time of issuance are not qualified under the Code, some or all of the tax benefits described herein may be lost.

Contribution Limits


The Economic Growth and Tax Relief Reconciliation Act of 2001, enacted on June 7, 2001, made substantial changes to the contribution limits and withdrawal and portability restrictions of tax qualified plans. These changes are reflected below. Although the Act generally became effective on January 1, 2002, many provisions are phased in over a ten-year period. Also all of these changes will sunset (be repealed) in 2011, unless extended or made permanent. It is generally believed that most of the changes relating to tax qualified plans will be made permanent.

Any employer, including a self-employed person, can establish a plan under
Section 401(a) or 403(a) for participating employees. As a general rule, annual contributions to a defined contribution plan made by the employer and the employee cannot exceed the lesser of $40,000 or 100% of compensation or earned income (up to $200,000, indexed) in 2003. The employer's deduction for contributions is limited to 25% of eligible payroll.

Salary reduction contributions made under a cash or deferred arrangement (401(k) plan) are limited to $12,000 for 2003, increasing by $1,000 annually to $15,000 in 2006,indexed thereafter. This annual dollar limit applies to the aggregate of all "elective deferrals" to all tax-favored plans of the employee. Employees who are age 50 or over may also make a catch up contribution of $2,000 for 2003, $3,000 for 2004, $4,000 for 2005, and $5,000 for 2006, indexed thereafter.

Qualified plans are subject to minimum coverage, nondiscrimination and spousal consent requirements. In addition, "top heavy" rules apply if more than 60% of the contributions or benefits are allocated to certain highly compensated employees. Violations of the contribution limits or other requirements may disqualify the plan and/or subject the employer to taxes and penalties.

Taxation of Contract Benefits

No tax is payable as a result of any increase in the value of a Contract until benefits from the Contract are received. Benefits received as annuity payments will be taxable as ordinary income when received in accordance with Section 72 of the Code. As a general rule, where an employee makes nondeductible contributions to the Plan, the payee may exclude from income that portion of each benefit payment which represents a return of the employee's "investment in the contract" as defined in Section 72 until the entire "investment in the contract" is recovered. Benefits paid in a form other than an annuity will be taxed as ordinary income when received except for that portion of the payment, if any, which represents a return of the employee's "investment in the contract." Benefits received as a "lump sum distribution" by individuals born before January 1, 1936 may be eligible for a separate tax averaging calculation. With certain limited exceptions, all benefits are subject to the tax-free rollover provisions of the Code. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59-1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee or are paid on account of early retirement after age 55 or unless payments are made for medical expenses in excess of 7.5% of the employee's Adjusted Gross Income.

A loan from the Plan to an employee may be taxable as ordinary income depending on the amount and terms of the loan.

Benefit payments will be subject to mandatory 20% withholding unless the payments are rolled over directly to traditional IRA or "eligible employer plan" that accepts rollovers. An "eligible employer plan" includes a tax-qualified plan, an individual retirement arrangement, a tax-deferred annuity, or a governmental Section 457 plan. Exceptions apply if benefits are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee's beneficiary) or over a period of 10 years or more, are "required minimum distributions.," or are due to hardship.


Minimum Distribution Requirements As a general rule, the Plan is required to make certain required distributions to the employee during the employee's life and to the employee's beneficiary following the employee's death. A 50% penalty tax may be imposed on payments to the extent they are less than certain required minimum amounts.


The Plan must make the first required distribution by the "required beginning date" and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be made according to the Uniform Lifetime Table provided in IRS regulations, which calculates life expectancy of the employee and an assumed beneficiary who is ten years younger. The required beginning date is April 1 of the calendar year following the later of the calendar year in which the employee attains age 70 1/2 or, if the employee is not a "5% owner" of the employer, the calendar year in which the employee retires.

Upon the death of the employee, the Plan must make distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1) Life Expectancy Rule: A beneficiary may take distributions based on the beneficiary's life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the employee's death. (See below for exception for spouse beneficiary.)

(2) Five Year Rule: If the employee dies before the required beginning date, a beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the employee's death.

Spousal Exceptions: If the employee's spouse elects the life expectancy rule, distributions do not need to begin until the end of the year following the year of the employee's death or, if later, by the end of the year the employee would have attained age 70 1/2. Alternatively, the spouse may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse's own required beginning date.


The rules governing Plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations, and prospective purchasers desiring to adopt an HR-10 pension or profit-sharing plan or trust should consult qualified tax counsel.

Taxation of Northwestern Mutual


We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Account. We are currently making no charge. (See "Net Investment Factor", p. 24 and "Deductions", below.)


DEDUCTIONS

We will make the following deductions:


Sales Load For the Front Load Contract we deduct a sales load from all purchase payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We base the deduction on cumulative purchase payments we have received and the rates in the table below:

Cumulative Purchase Payments
Paid Under the Contract         Rate
----------------------------    ----
First $100,000                  4.5%
Next $400,000                   2.0%
Balance over $500,000           1.0%

Mortality Rate and Expense Risk Charges

Amount of Mortality Rate and Expense Risk Charges. The net investment factor (see "Net Investment Factor", p. 24) we use in determining the value of Accumulation and Annuity Units reflects a deduction on each valuation date for mortality rate and expense risks we have assumed. For the Front Load Contract, the deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.5% of the assets of the Account. For the Back Load Contract the deduction for Class B Accumulation Units and Class B Annuity Units is at a current annual rate of 1.25% of the assets of the Account. For the Back Load Contracts the deduction for Class A Accumulation Units and Class A Annuity Units is at a current annual rate of 0.5% of the assets of the Account. Our Board of Trustees may increase or decrease the deduction, but in no event may the deduction exceed an annual rate of 0.75% for the Front Load Contract, 1.50% for the Back Load Contract Class B Accumulation and Annuity Units, and 0.75% for the Back Load Contract Class A Accumulation and Annuity Units. We will not increase the deduction for mortality and expense risks for at least five years from the date of this prospectus.

Reduction in Mortality Rate and Expense Risk Charges. For the Back Load Contracts we convert Class B Accumulation Units to Class A Accumulation Units on a Contract anniversary if the Contract value is at least $25,000 and the purchase payment which paid for the Class B Accumulation Units has reached Category Zero, that is, its withdrawal charge rate is 0%. See "Withdrawal Charge" p. 31.


As a result of the conversion, the mortality rate and expense risks charge is reduced from 1.25% to 0.50% on these units based on current rates. The conversion amount includes the purchase payment in Category Zero and a proportionate share of investment earnings. We allocate the conversion amount proportionately to each Division, and we adjust the number of Accumulation Units in each Division to reflect the relative values for Class A and Class B Accumulation Units on the date of the conversion. The same conversion process and a similar result applies to amounts in the Guaranteed Interest Fund. We do not convert Class A Accumulation Units back to Class B Accumulation Units even if the value of your Contract falls below $25,000. We do not convert Annuity Units from Class B to Class A.

Risks and Expenses. The risks we assume are (a) the risk that annuity payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected, and (b) the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts. We assume these risks for the duration of the Contract. The deduction for these risks is the only expense item paid by the Account to date. The mutual funds pay expenses which are described in the attached prospectuses for the mutual funds.


The net investment factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the mutual funds as described under "Substitution and Change", p. 27, and any applicable taxes, i.e., any tax liability we have paid or reserved for resulting from the maintenance or operation of a Division of the Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see "Taxation of Northwestern Mutual", p. 30), nor do we anticipate that maintenance or operation of the Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Account or to deduct any such tax liability in the computation of the net investment factor for such Contracts.


Contract Fee On each Contract anniversary prior to the maturity date we make a deduction of $30 for administrative expenses relating to a Deferred Contract during the prior year. We make the charge by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Account Divisions. We cannot increase this charge. The charge is intended only to reimburse us for our actual administrative expenses. We currently are waiving the charge, if the Contract value on the Contract anniversary is $25,000 or more.

Withdrawal Charge

Withdrawal Charge Rates. For Back Load Contracts, a withdrawal charge free amount is available on a Contract if the Contract value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Class B Accumulation Units on the last Contract anniversary. Otherwise, we will deduct a withdrawal charge for sales expenses if you withdraw Class B Accumulation Units for cash. We will base the withdrawal charge on the Categories and the Rates in the table below. We base the amount in each Category on cumulative purchase payments you have made and on the number of Contract anniversaries that have occurred since you made each purchase payment.

Category                     Rate
--------                     ----
Eight.....................    6%
Seven.....................    6
Six.......................    6
Five......................    5
Four......................    4
Three.....................    3
Two.......................    2
Category..................   Rate
--------                     ----
One.......................    1
Zero......................    0

The first $100,000 of total purchase payments paid over the life of the Contract start in Category Eight, the next $400,000 start in Category Four, and all additional purchase payments paid start in Category Two. As of each Contract anniversary, we move any amount in a Category to the next lower Category until the Contract anniversary on which that amount reaches Category Zero. The total withdrawal charge will be the sum of all the results calculated by multiplying the amount in each Category by the Rate for that Category. The amounts we use will be taken first from the withdrawal charge free amount; next from the Class A Accumulation Units; next from the Class B Accumulation Units in the order that produces the lowest withdrawal charge; and last from any remaining value in the contract. However, any amounts we use to determine the charge for a partial withdrawal will not be used to determine subsequent withdrawal charges.

Waiver of Withdrawal Charges. When we receive proof of death of the Primary Annuitant, we will waive withdrawal charges applicable at the date of death by moving purchase payments received prior to the date of death to Category Zero.

We will waive the withdrawal charge if the Primary Annuitant has a terminal illness, or is confined to a nursing home or hospital after the first contract year, in accordance with the terms of the Contract. You may not make purchase payments after we are given proof of a terminal illness or confinement.

We will make no withdrawal charge when you select a variable payment plan. However, we will make the withdrawal charge if you make a withdrawal, or partial withdrawal, within five years after the beginning of a variable payment plan which is not contingent on the payee's life (Plan 1).

For fixed payment plans the Contract provides for deduction of the withdrawal charge when the payment plan is selected. By current administrative practice, we will waive the withdrawal charge upon selection of a fixed payment plan for a certain period of 12 years or more (Plan 1) or any fixed payment plan which involves a life contingency (Plans 2 or 3) if you select the payment plan after the Contract has been in force for at least one full year.

Enhanced Death Benefit Charge On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. We deduct the charge from the Divisions of the Account and the Guaranteed Interest Fund in proportion to the amounts you have invested.

Premium Taxes The Contracts provide for the deduction of applicable premium taxes, if any, from purchase payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 1% of total purchase payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from purchase payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future.


Expenses for the Portfolios and Funds The expenses borne by the Portfolios and Funds in which the assets of the Account are invested are described in the prospectuses for Northwestern Mutual Series Fund, Inc. and the Russell Investment Funds. See the prospectuses attached to this prospectus.


Contracts Issued Prior to March 31, 2000 During the period prior to March 31, 2000 and after March 31, 1995 we issued both Front Load Contracts and Back Load Contracts. For the Front Load Contracts the deduction for sales expenses is 4% on the first $100,000, 2% on the next $400,000, 1% the next $500,000, and 0.5%
on purchase payments in excess of $1 million, based on total cumulative purchase payments paid under the Contract. The charge against Accumulation Units for mortality and expense risks is

0.4% of the assets of the Account, which we may raise to a maximum rate of 0.75%. The charge against Annuity Units for mortality and expense risks is zero, which we may raise to a maximum rate of 0.75%. For the Back Load Contracts there is a surrender charge of 8% on the first $100,000 of purchase payments, 4% on the next $400,000, 2% on the next $500,000, and 1% on purchase payments in excess of $1 million, based on total cumulative purchase payments paid under the Contract. The surrender charge applicable for each purchase payment reduces by 1% on each Contract anniversary. A withdrawal charge free amount is available, but the amount is limited by the excess of the Contract value over the cumulative purchase payments on the date of the withdrawal. The charge for mortality and expense risks for these Contracts is 1.25% of the assets of the Account, which we may raise to a maximum annual rate of 1.50%. The Annual Contract fee is $30. We currently waive the Contract fee if the Contract value is $50,000 or more.


Contracts Issued Prior to March 31, 1995 For Contracts issued prior to March 31, 1995 and after December 16, 1981 there is no front-end sales load but there is a surrender charge of 8% on the first $25,000 of purchase payments, 4% on the next $75,000 and 2% on purchase payments in excess of $100,000, based on total cumulative purchase payments paid under the Contract. The surrender charge applicable for each purchase payment reduces by 1% on each Contract anniversary. A withdrawal charge free amount is available, but the amount is limited by the excess of the Contract value over the cumulative purchase payments on the date of the withdrawal. The charge for mortality and expense risks for those Contracts is 1.25% of the assets of the Account. The annual Contract fee is the lesser of $30 or 1% of the Contract value. See the table of accumulation unit values on page 17.

Contracts Issued Prior to December 17, 1981 For Contracts issued prior to December 17, 1981 there is no surrender charge, but purchase payments are subject to a deduction for sales expenses. The deduction is 8% on the first $5,000 received during a single Contract year as defined in the Contract, 4% on the next $20,000, 2% on the next $75,000 and 1% on the excess over $100,000. The charge for mortality and expense risks for these Contracts is 0.75% of the assets of the Account, which we may raise to a maximum annual rate of 1%. There is no annual Contract fee. See the table of accumulation unit values on page 19.

Dividends for Contracts Issued Prior to March 31, 2000 During the year 2003 we are paying dividends on approximately 17% of the in-force variable annuity Contracts we issued prior to March 31, 2000. Dividends are not guaranteed to be paid in future years. The dividend amount is volatile since it is based on the average variable Contract value which is defined as the value of the Accumulation units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract's interest in the Account.

Dividends on these variable annuities arise principally as a result of more favorable expense experience than that which we assumed in determining deductions. Such favorable experience is generated primarily by older and/or larger Contracts, which have a mortality and expense risk charge of at least 0.75%. In general, we are not paying dividends on Contracts with an average variable Contract value of less than $25,000, and over half of those with a value above $25,000 will receive dividends. The expected dividend payout for the year 2003 represents about 0.57% of the average variable Contract value for those Contracts that will receive dividends. The maximum dividend we are paying on a specific contract is about 0.75%.


We pay any dividend for a Contract on the anniversary date of that Contract. We apply the dividend as a net purchase payment unless you elect to have the dividend paid in cash.

Internal Annuity Exchange As a matter of current practice, we permit owners of fixed dollar annuities we have previously issued to exchange those contracts for Front Load or Back Load Contracts without paying a second charge for sales expenses. This rule is subject to a number of exceptions and qualifications. We may change or withdraw it at any time.

In general, we permit only one such transaction in any 12-month period. Currently we make no charges on these transactions. Transactions on this basis are subject to a limit of 20% of the amount held under the fixed annuity contract in any 12-month period, but we are presently waiving this limit.

Amounts exchanged from a fixed contract which provides for a surrender charge are not charged for sales expenses when the exchange is effected. We place these amounts in the same withdrawal charge category under the new Back Load Contract as they were before.

We place exchange proceeds from fixed contracts which have no surrender charge provisions in the 0% withdrawal charge category. As an alternative, exchange proceeds from such a fixed contract may be added to a Front Load Contract or to a Deferred Contract issued prior to December 17, 1981 without any deduction for sales expenses.

Fixed annuity contracts (which are not described in this prospectus) are available in exchange for the Contracts on a comparable basis.

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

DISTRIBUTION OF THE CONTRACTS

We sell the Contracts through individuals who are licensed insurance agents appointed by Northwestern Mutual and are registered representatives of Northwestern Mutual Investment Services, LLC, our wholly-owned company. Northwestern Mutual Investment Services, LLC is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Northwestern Mutual Investment Services, LLC is a registered broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers. Where state law requires, these agents will also be licensed securities salesmen. Commissions paid to the agents on sales of the Contracts will not exceed 4% of purchase payments.

            TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION


                                                  Page
                                                  ----
DISTRIBUTION OF THE
  CONTRACTS....................................    B-2

DETERMINATION OF ANNUITY
  PAYMENTS.....................................    B-2

    Amount of Annuity Payments.................    B-2

    Annuity Unit Value.........................    B-3

    Illustrations of Variable Annuity
      Payments.................................    B-3

VALUATION OF ASSETS OF THE
  ACCOUNT......................................    B-4

TRANSFERABILITY RESTRICTIONS...................    B-4

EXPERTS........................................    B-4

FINANCIAL STATEMENTS OF THE
  ACCOUNT (as of December 31, 2002
  and for each of the two years in
  the period ended December 31, 2002) .........    B-5

Report of Independent Accountants
 (as of December 31, 2002
  and for each of the two years in
  the period ended December 31, 2002)..........   B-16

FINANCIAL STATEMENTS OF
  NORTHWESTERN MUTUAL
  (as of December 31, 2002 and 2001 and
  for each of the three years in the period
  ended December 31, 2002).....................   B-17

Report of Independent Accountants
  (as of December 31, 2002 and 2001 and
   for each of the three years in the period
   ended December 31, 2002)....................   B-46


     This Prospectus sets forth concisely the information about NML Variable Annuity Account A that a prospective investor ought to know before investing. Additional information about Account A has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from The Northwestern Mutual Life Insurance Company. To receive a copy, return the request form to the address listed below, or telephone 1-888-455-2232.

--------------------------------------------------------------------------------

TO:   The Northwestern Mutual Life Insurance Company

      Annuity and Accumulation Products Marketing Department
      Room E12J
      720 East Wisconsin Avenue
      Milwaukee, WI 53202

Please send a Statement of Additional Information for NML Variable Annuity Account A to:

Name
     ---------------------------------------------------------------------------

Address
        ------------------------------------------------------------------------

--------------------------------------------------------------------------------

City                                   State                  Zip
     -------------------------------         --------------       --------------

--------------------------------------------------------------------------------

More information about Northwestern Mutual Series Fund, Inc. is included in the Fund's Statement of Additional Information (SAI), incorporated by reference in this prospectus, which is available free of charge.

More information about the Fund's investments is included in the Fund's annual and semi-annual reports, which discuss the market conditions and investment strategies that significantly affected each Portfolio's performance during the previous fiscal period.

To request a free copy of the Fund's SAI, or current annual or semi-annual report, call us at 1-888-455-2232. Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.

N o r t h w e s t e r n  M u t u a l

Individual Variable Annuity Contracts
for Retirement Plans of Self-Employed Persons and Their Employees

NML Variable Annuity Account A

Northwestern Mutual Series Fund, Inc.


Fidelity VIP Mid Cap Portfolio

Russell Investment Funds


P r o s p e c t u s e s


Investment Company Act File Nos. 811-3990, __________ and 811-5371


[LOGO] Northwestern Mutual

PO Box 3095
Milwaukee WI 53201-3095

Change Service Requested

                       STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY CONTRACTS
       (for Retirement Plans of Self-Employed Persons and their Employees)

                         NML VARIABLE ANNUITY ACCOUNT A
                                (the "Account"),
                        a separate investment account of
                 The Northwestern Mutual Life Insurance Company
                             ("Northwestern Mutual")

--------------------------------------------------------------------------------

          This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contracts. A copy of the prospectus may be obtained from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, telephone number (414)271-1444.

--------------------------------------------------------------------------------


          The Date of the Prospectus to which this Statement of Additional Information Relates is May 1, 2003.

          The Date of this Statement of Additional Information is May 1, 2003.

                          DISTRIBUTION OF THE CONTRACTS

     The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC ("NMIS").

     NMIS may be considered the underwriter of the Contracts for purposes of the federal securities laws. The following amounts of commissions were paid on sales of the Contracts, including commissions on sales of variable annuity contracts to corporate pension plans, during each of the last three years:


Year                Amoun
----             ----------
2002             $2,767,348
2001             $3,043,695
2000             $2,555,736


                        DETERMINATION OF ANNUITY PAYMENTS

     The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: "Variable Payment Plans", p. 25, including "Description of Payment Plans", p. 25, "Amount of Annuity Payments", p. 26, and "Assumed Investment Rate", p. 26; "Dividends",
p. 27; "Net Investment Factor", p. 24; and "Deductions", p. 30.

     Amount of Annuity Payments The amount of the first annuity payment under a variable Payment Plan will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Payment Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 1983 a Table with age adjustment.

     Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of a Payment Plan a Contract will not share in the divisible surplus of Northwestern Mutual.

     The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

     The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

     Annuity Unit Value The value of an Annuity Unit for each Division was established at $1.00 as of the date operations began for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

     The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the annuity rate tables.

     Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.

     (1)   Assumed number of Accumulation Units in
              Balanced Division on maturity date ...............      25,000

     (2)   Assumed Value of an Accumulation Unit in
              Balanced Division at maturity.....................   $2.000000

     (3)   Cash Value of Contract at maturity, (1) X (2)........   $  50,000

     (4)   Assumed applicable monthly payment rate per
              $1,000 from annuity rate table....................   $    5.35

     (5)   Amount of first payment from Balanced Division,
              (3) X (4) divided by $1,000.......................   $  267.50

     (6)   Assumed Value of Annuity Unit in
              Balanced Division at maturity.....................   $1.500000

     (7)   Number of Annuity Units credited in
              Balanced Division, (5) divided by (6).............      178.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $267.50, and payments thereafter of the varying dollar value of
178.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 178.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be
178.33 multiplied by $1.501000, or $267.68.

     However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 178.33 X $1.499000, or $267.32.

     For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

                       VALUATION OF ASSETS OF THE ACCOUNT

     The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

                          TRANSFERABILITY RESTRICTIONS

     Ownership of a Contract cannot be changed or the Contract sold, assigned or pledged as collateral for a loan, or for any other purpose, to any person other than Northwestern Mutual; except, that if the Owner of the Contract is a trustee of an employee trust qualified under the Code, or the custodian of a custodial account treated as such, it may transfer the Contract to a successor trustee or custodian. In addition, the trustee or custodian, as well as the employer under a qualified non-trusted pension plan, may assign the Contract to an employee upon termination of employment.

                                     EXPERTS


     The financial statements of the Account as of December 31, 2002 and for each of the two years in the period ended December 31, 2002 and of Northwestern Mutual as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202.

 Account A Financial Statements


NML Variable Annuity Account A
Statement of Assets and Liabilities
December 31, 2002
(in thousands)

Assets
 Investments at Market Value:
   Northwestern Mutual Series Fund, Inc.
    Small Cap Growth Stock 9,912 shares (cost $18,759)........................ $ 14,422
    T. Rowe Price Small Cap Value 2,825 shares (cost $2,981)..................    2,692
    Aggressive Growth Stock 23,805 shares (cost $81,640)......................   51,966
    International Growth Stock 758 shares (cost $666).........................      598
    Franklin Templeton International Equity 22,001 shares (cost $34,441)......   22,529
    Index 400 Stock 8,750 shares (cost $9,843)................................    8,330
    Growth Stock 14,790 shares (cost $33,032).................................   23,486
    J.P. Morgan Select Growth and Income Stock 15,786 shares (cost $22,115)...   13,703
    Capital Guardian Domestic Equity 2,203 shares (cost $1,904)...............    1,670
    Index 500 Stock 32,083 shares (cost $81,840)..............................   69,524
    Asset Allocation 3,263 shares (cost $3,031)...............................    2,800
    Balanced 111,967 shares (cost $194,101)...................................  181,610
    High Yield Bond 7,602 shares (cost $5,620)................................    4,280
    Select Bond 24,737 shares (cost $29,435)..................................   31,441
    Money Market 26,634 shares (cost $26,634).................................   26,634
   Russell Insurance Funds
    Multi-Style Equity 336 shares (cost $4,489)...............................    3,042
    Aggressive Equity 247 shares (cost $2,928)................................    2,283
    Non-U.S 317 shares (cost $3,341)..........................................    2,284
    Core Bond 224 shares (cost $2,275)........................................    2,331
    Real Estate Securities 291 shares (cost $3,120)...........................    3,056 $ 468,681
                                                                               --------
 Due from Northwestern Mutual Life Insurance Company..........................                211
                                                                                        ---------
       Total Assets...........................................................          $ 468,892
                                                                                        =========
Liabilities
 Due to Participants..........................................................          $     597
 Due to Northwestern Mutual Life Insurance Company............................                223
                                                                                        ---------
       Total Liabilities......................................................                820
                                                                                        ---------
Equity (Note 8)
 Contracts Issued Prior to December 17, 1981..................................             35,373
 Contracts Issued After December 16, 1981 and Prior to March 31, 1995.........            320,815
 Contracts Issued On or After March 31, 1995 and Prior to March 31, 2000:
   Front Load Version.........................................................             15,937
   Back Load Version..........................................................             79,380
 Contracts Issued On or After March 31, 2000:
   Front Load Version.........................................................              2,529
   Back Load Version..........................................................             14,038
                                                                                        ---------
       Total Equity...........................................................            468,072
                                                                                        ---------
       Total Liabilities and Equity...........................................          $ 468,892
                                                                                        =========

    The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account A
Statements of Operations
(in thousands)

                                                               Small Cap Growth       T. Rowe Price Small Cap
                                         Combined               Stock Division            Value Division#
                                 ------------------------  ------------------------  ------------------------
                                  Year Ended   Year Ended   Year Ended   Year Ended   Year Ended  Period Ended
                                 December 31, December 31, December 31, December 31, December 31, December 31,
                                     2002         2001         2002         2001         2002         2001
---------------------------------------------------------------------------------------------------------------
Investment Income
  Dividend Income...............   $ 12,796    $  53,045     $    26       $   1        $  14         $ 1
  Annuity Rate and Expense
   Guarantees...................     (6,269)      (7,425)       (198)       (179)         (26)         (1)
                                   --------    ---------     -------       -----        -----         ---
  Net Investment Income
   (Loss).......................      6,527       45,620        (172)       (178)         (12)         --
                                   --------    ---------     -------       -----        -----         ---

Realized and Unrealized Gain
 (Loss) on Investments
  Realized Gain (Loss) on
   Investments..................    (14,549)      15,197        (785)       (343)         (73)         --
  Unrealized Appreciation
   (Depreciation) of
   Investments During
   the Period...................    (74,854)    (124,257)     (2,610)       (338)        (329)         41
                                   --------    ---------     -------       -----        -----         ---
  Net Gain (Loss) on
   Investments..................    (89,403)    (109,060)     (3,395)       (681)        (402)         41
                                   --------    ---------     -------       -----        -----         ---
  Increase (Decrease) in
   Equity Derived from
   Investment Activity .........   $(82,876)   $ (63,440)    $(3,567)      $(859)       $(414)        $41
                                   ========    =========     =======       =====        =====         ===

                                     Aggressive Growth       International Growth       Franklin Templeton
                                      Stock Division            Stock Division#      International Equity Division
                                 ------------------------  ------------------------  ----------------------------
                                  Year Ended   Year Ended   Year Ended  Period Ended  Year Ended     Year Ended
                                 December 31, December 31, December 31, December 31, December 31,   December 31,
                                     2002         2001         2002         2001         2002           2001
-------------------------------------------------------------------------------------------------------------------
Investment Income
  Dividend Income...............   $     61     $ 19,094       $  3         $ --       $   574        $ 3,729
  Annuity Rate and Expense
   Guarantees...................       (766)      (1,021)        (5)          --          (327)          (415)
                                   --------     --------       ----         ----       -------        -------
  Net Investment Income
   (Loss).......................       (705)      18,073         (2)          --           247          3,314
                                   --------     --------       ----         ----       -------        -------

Realized and Unrealized Gain
 (Loss) on Investments
  Realized Gain (Loss) on
   Investments..................     (4,414)         906         (3)          (8)       (2,073)          (245)
  Unrealized Appreciation
   (Depreciation) of
   Investments During
   the Period...................    (10,937)     (40,892)       (59)          --        (3,472)        (8,897)
                                   --------     --------       ----         ----       -------        -------
  Net Gain (Loss) on
   Investments..................    (15,351)     (39,986)       (62)          (8)       (5,545)        (9,142)
                                   --------     --------       ----         ----       -------        -------
  Increase (Decrease) in
   Equity Derived from
   Investment Activity .........   $(16,056)    $(21,913)      $(64)        $ (8)      $(5,298)       $(5,828)
                                   ========     ========       ====         ====       =======        =======

                                         Index 400
                                      Stock Division
                                 ------------------------
                                  Year Ended   Year Ended
                                 December 31, December 31,
                                     2002         2001
----------------------------------------------------------
Investment Income
  Dividend Income...............   $    76        $ 97
  Annuity Rate and Expense
   Guarantees...................      (109)        (94)
                                   -------        ----
  Net Investment Income
   (Loss).......................       (33)          3
                                   -------        ----

Realized and Unrealized Gain
 (Loss) on Investments
  Realized Gain (Loss) on
   Investments..................      (352)        (41)
  Unrealized Appreciation
   (Depreciation) of
   Investments During
   the Period...................    (1,217)        (36)
                                   -------        ----
  Net Gain (Loss) on
   Investments..................    (1,569)        (77)
                                   -------        ----
  Increase (Decrease) in
   Equity Derived from
   Investment Activity .........   $(1,602)       $(74)
                                   =======        ====

# The initial investment in this Division was made on July 31, 2001.

    The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account A
Statements of Operations
(in thousands)

                                               J.P. Morgan Select Growth Capital Guardian Domestic
                       Growth Stock Division   and Income Stock Division     Equity Division#      Index 500 Stock Division
                     ------------------------  ------------------------  ------------------------- ------------------------
                      Year Ended   Year Ended   Year Ended   Year Ended   Year Ended  Period Ended  Year Ended   Year Ended
                     December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
(continued)              2002         2001         2002         2001         2002         2001         2002         2001
-----------------------------------------------------------------------------------------------------------------------------
Investment Income
 Dividend
  Income............   $   324      $ 1,497      $   170      $   876       $  20         $ 1        $  1,197     $  5,168
 Annuity Rate and
   Expense
   Guarantees.......      (337)        (403)        (212)        (286)        (12)         --            (976)      (1,297)
                       -------      -------      -------      -------       -----         ---        --------     --------
 Net Investment
   Income (Loss)....       (13)       1,094          (42)         590           8           1             221        3,871
                       -------      -------      -------      -------       -----         ---        --------     --------

Realized and
 Unrealized Gain
 (Loss) on
 Investments
 Realized Gain
   (Loss) on
   Investments......    (1,842)         464       (2,738)        (278)        (54)         --             483        8,880
 Unrealized
   Appreciation
   (Depreciation)
   of Investments
   During the
    Period..........    (5,170)      (7,478)      (3,694)      (2,664)       (248)         12         (23,945)     (29,565)
                       -------      -------      -------      -------       -----         ---        --------     --------
 Net Gain (Loss) on
   Investments......    (7,012)      (7,014)      (6,432)      (2,942)       (302)         12         (23,462)     (20,685)
                       -------      -------      -------      -------       -----         ---        --------     --------
 Increase
   (Decrease) in
   Equity Derived
   from Investment
   Activity.........   $(7,025)     $(5,920)     $(6,474)     $(2,352)      $(294)        $13        $(23,241)    $(16,814)
                       =======      =======      =======      =======       =====         ===        ========     ========

                                                                                 High Yield
                     Asset Allocation Division#     Balanced Division           Bond Division
                     ------------------------   ------------------------  ------------------------
                      Year Ended   Period Ended  Year Ended   Year Ended   Year Ended   Year Ended
                     December 31,  December 31, December 31, December 31, December 31, December 31,
(continued)              2002          2001         2002         2001         2002         2001
---------------------------------------------------------------------------------------------------
Investment Income
 Dividend
  Income ...........    $  45          $ 6        $  7,949     $ 19,440      $ 456        $ 529
 Annuity Rate and
   Expense
   Guarantees.......      (22)          (2)         (2,466)      (2,955)       (55)         (62)
                        -----          ---        --------     --------      -----        -----
 Net Investment
   Income (Loss)....       23            4           5,483       16,485        401          467
                        -----          ---        --------     --------      -----        -----

Realized and
Unrealized Gain
 (Loss) on
 Investments
 Realized Gain
   (Loss) on
   Investments......      (35)          --          (1,610)       6,981       (439)        (655)
 Unrealized
   Appreciation
   (Depreciation)
   of Investments
   During the
    Period..........     (244)          11         (23,128)     (34,686)      (179)         381
                        -----          ---        --------     --------      -----        -----
 Net Gain (Loss) on
   Investments......     (279)          11         (24,738)     (27,705)      (618)        (274)
                        -----          ---        --------     --------      -----        -----
 Increase
   (Decrease) in
   Equity Derived
   from Investment
   Activity.........    $(256)         $15        $(19,255)    $(11,220)     $(217)       $ 193
                        =====          ===        ========     ========      =====        =====

# The initial investment in this Division was made on July 31, 2001.

    The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account A
Statements of Operations
(in thousands)

                                                                                    Russell Multi-Style
                               Select Bond Division      Money Market Division        Equity Division
                             ------------------------  ------------------------  ------------------------
                              Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                             December 31, December 31, December 31, December 31, December 31, December 31,
(continued)                      2002         2001         2002         2001         2002         2001
-----------------------------------------------------------------------------------------------------------
Investment Income
  Dividend Income ..........    $1,181       $1,257       $ 440        $1,067      $    22       $  91
  Annuity Rate and Expense
   Guarantees...............      (299)        (248)       (304)         (318)         (41)        (44)
                                ------       ------       -----        ------      -------       -----
  Net Investment Income
   (Loss)...................       882        1,009         136           749          (19)         47
                                ------       ------       -----        ------      -------       -----

Realized and Unrealized Gain
 (Loss) on Investments
  Realized Gain (Loss) on
   Investments..............       437          (65)         --            --         (547)       (154)
  Unrealized Appreciation
   (Depreciation) of
   Investments During
   the Period...............     1,426          919          --            --         (495)       (517)
                                ------       ------       -----        ------      -------       -----
  Net Gain (Loss) on
   Investments..............     1,863          854          --            --       (1,042)       (671)
                                ------       ------       -----        ------      -------       -----
  Increase (Decrease) in
   Equity Derived from
   Investment Activity......    $2,745       $1,863       $ 136        $  749      $(1,061)      $(624)
                                ======       ======       =====        ======      =======       =====

                                 Russell Aggressive          Russell Non-              Russell Core
                                  Equity Division            U.S. Division             Bond Division
                             ------------------------  ------------------------  ------------------------
                              Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                             December 31, December 31, December 31, December 31, December 31, December 31,
(continued)                      2002         2001         2002         2001         2002         2001
-----------------------------------------------------------------------------------------------------------
Investment Income
  Dividend Income ..........    $  --         $  3        $  41        $  17         $ 55         $ 78
  Annuity Rate and Expense
   Guarantees...............      (29)         (29)         (32)         (34)         (23)         (16)
                                -----         ----        -----        -----         ----         ----
  Net Investment Income
   (Loss)...................      (29)         (26)           9          (17)          32           62
                                -----         ----        -----        -----         ----         ----

Realized and Unrealized Gain
 (Loss) on Investments
  Realized Gain (Loss) on
   Investments..............     (133)         (69)        (459)        (287)          85           16
  Unrealized Appreciation
   (Depreciation) of
   Investments During
   the Period...............     (409)           6          (80)        (480)          26          (13)
                                -----         ----        -----        -----         ----         ----
  Net Gain (Loss) on
   Investments..............     (542)         (63)        (539)        (767)         111            3
                                -----         ----        -----        -----         ----         ----
  Increase (Decrease) in
   Equity Derived from
   Investment Activity......    $(571)        $(89)       $(530)       $(784)        $143         $ 65
                                =====         ====        =====        =====         ====         ====

                                Russell Real Estate
                                Securities Division
                             ------------------------
                              Year Ended   Year Ended
                             December 31, December 31,
(continued)                      2002         2001
------------------------------------------------------
Investment Income
  Dividend Income...........     $142         $ 93
  Annuity Rate and Expense
   Guarantees...............      (30)         (21)
                                 ----         ----
  Net Investment Income
   (Loss)...................      112           72
                                 ----         ----

Realized and Unrealized Gain
 (Loss) on Investments
  Realized Gain (Loss) on
   Investments..............        3           95
  Unrealized Appreciation
   (Depreciation) of
   Investments During
   the Period...............      (90)         (61)
                                 ----         ----
  Net Gain (Loss) on
   Investments..............      (87)          34
                                 ----         ----
  Increase (Decrease) in
   Equity Derived from
   Investment Activity......     $ 25         $106
                                 ====         ====


    The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account A
Statements of Changes in Equity
(in thousands)

                                                                 Small Cap Growth       T. Rowe Price Small Cap
                                           Combined               Stock Division            Value Division#
                                   ------------------------  ------------------------  -------------------------
                                    Year Ended   Year Ended   Year Ended   Year Ended   Year Ended  Period Ended
                                   December 31, December 31, December 31, December 31, December 31, December 31,
                                       2002         2001         2002         2001         2002         2001
----------------------------------------------------------------------------------------------------------------
Operations
  Net Investment Income
   (Loss).........................  $   6,527    $  45,620     $  (172)     $  (178)     $   (12)      $  --
  Net Realized Gain (Loss)........    (14,549)      15,197        (785)        (343)         (73)         --
  Net Changes in Unrealized
   Appreciation (Depreciation)....    (74,854)    (124,257)     (2,610)        (338)        (329)         41
                                    ---------    ---------     -------      -------      -------       -----
Increase
  (Decrease) in Equity Derived
   from Investment Activity.......    (82,876)     (63,440)     (3,567)        (859)        (414)         41
                                    ---------    ---------     -------      -------      -------       -----

Equity Transactions
  Contract Owners' Net Payments...     46,958       46,213       1,990        1,932          744          87
  Annuity Payments................     (1,186)      (1,316)         (2)          (7)         (21)         --
  Surrenders and Other (net)......    (86,526)     (83,649)     (1,772)      (1,362)        (399)         --
  Transfers from Other Divisions
   or Sponsor.....................     89,970       83,322       5,993        4,029        4,185         490
  Transfers to Other Divisions
   or Sponsor.....................    (91,980)     (84,772)     (3,844)      (4,403)      (1,985)        (34)
                                    ---------    ---------     -------      -------      -------       -----
Increase (Decrease) in Equity
  Derived from Equity
   Transactions...................    (42,764)     (40,202)      2,365          189        2,524         543
                                    ---------    ---------     -------      -------      -------       -----
Net Increase (Decrease) in
  Equity..........................   (125,640)    (103,642)     (1,202)        (670)       2,110         584

Equity
  Beginning of Period.............    593,712      697,354      15,623       16,293          584          --
                                    ---------    ---------     -------      -------      -------       -----
  End of Period...................  $ 468,072    $ 593,712     $14,421      $15,623      $ 2,694       $ 584
                                    =========    =========     =======      =======      =======       =====

                                       Aggressive Growth       International Growth       Franklin Templeton
                                        Stock Division            Stock Division#      International Equity Division
                                   ------------------------  ------------------------  -----------------------------
                                    Year Ended   Year Ended   Year Ended  Period Ended  Year Ended     Year Ended
                                   December 31, December 31, December 31, December 31, December 31,   December 31,
                                       2002         2001         2002         2001         2002           2001
--------------------------------------------------------------------------------------------------------------------
Operations
  Net Investment Income (Loss)....  $    (705)   $ 18,073      $  (2)       $  --        $   247         $ 3,314
  Net Realized Gain (Loss)........     (4,414)        906         (3)          (8)        (2,073)           (245)
  Net Changes in Unrealized
   Appreciation (Depreciation)....    (10,937)    (40,892)       (59)          --         (3,472)         (8,897)
                                    ---------    --------      -----        -----        -------         -------
Increase (Decrease) in Equity
  Derived from Investment
   Activity.......................    (16,056)    (21,913)       (64)          (8)        (5,298)         (5,828)
                                    ---------    --------      -----        -----        -------         -------

Equity Transactions
  Contract Owners' Net Payments...      5,565       6,978        198           24          2,567           2,894
  Annuity Payments................        (30)        (37)        --           --            (14)            (17)
  Surrenders and Other (net)......     (9,556)    (10,388)       (15)          --         (4,346)         (4,910)
  Transfers from Other Divisions
   or Sponsor.....................      5,187       7,243        678          154          3,446           3,316
  Transfers to Other Divisions
   or Sponsor.....................    (10,758)    (10,995)      (356)         (13)        (4,630)         (4,969)
                                    ---------    --------      -----        -----        -------         -------
Increase (Decrease) in Equity
  Derived from Equity
   Transactions...................     (9,592)     (7,199)       505          165         (2,977)         (3,686)
                                    ---------    --------      -----        -----        -------         -------
Net Increase (Decrease) in
  Equity..........................    (25,648)    (29,112)       441          157         (8,275)         (9,514)

Equity
  Beginning of Period.............     77,631     106,743        157           --         30,784          40,298
                                    ---------    --------      -----        -----        -------         -------
  End of Period...................  $  51,983    $ 77,631      $ 598        $ 157        $22,509         $30,784
                                    =========    ========      =====        =====        =======         =======

                                           Index 400
                                        Stock Division
                                   -------------------------
                                    Year Ended   Year Ended
                                   December 31, December 31,
                                       2002         2001
------------------------------------------------------------
Operations
  Net Investment Income (Loss)....  $   (33)     $     3
  Net Realized Gain (Loss)........     (352)         (41)
  Net Changes in Unrealized
   Appreciation (Depreciation)       (1,217)         (36)
                                    -------      -------
Increase (Decrease) in Equity
  Derived from Investment
   Activity.......................   (1,602)         (74)
                                    -------      -------

Equity Transactions
  Contract Owners' Net Payments...    1,618        1,347
  Annuity Payments................      (14)         (16)
  Surrenders and Other (net)......   (1,479)        (708)
  Transfers from Other Divisions
   or Sponsor.....................    4,135        4,453
  Transfers to Other Divisions
   or Sponsor.....................   (3,493)      (3,006)
                                    -------      -------
Increase (Decrease) in Equity
  Derived from Equity
   Transactions...................      767        2,070
                                    -------      -------
Net Increase (Decrease) in
  Equity..........................     (835)       1,996

Equity
  Beginning of Period.............    9,158        7,162
                                    -------      -------
  End of Period...................  $ 8,323      $ 9,158
                                    =======      =======

# The initial investment in this Division was made on July 31, 2001.

    The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account A
Statements of Changes in Equity
(in thousands)

                                                         J.P. Morgan Select Growth Capital Guardian Domestic
                                 Growth Stock Division   and Income Stock Division     Equity Division#
                               ------------------------  ------------------------  ------------------------
                                Year Ended   Year Ended   Year Ended   Year Ended   Year Ended  Period Ended
                               December 31, December 31, December 31, December 31, December 31, December 31,
(continued)                        2002         2001         2002         2001         2002         2001
-------------------------------------------------------------------------------------------------------------
Operations
 Net Investment
   Income (Loss) .............   $   (13)     $ 1,094      $   (42)     $   590       $    8        $  1
 Net Realized Gain
   (Loss) ....................    (1,842)         464       (2,738)        (278)         (54)         --
 Net Changes in
   Unrealized Appreciation
    (Depreciation)............    (5,170)      (7,478)      (3,694)      (2,664)        (248)         12
                                 -------      -------      -------      -------       ------        ----
Increase (Decrease)
 in Equity Derived
 from Investment
 Activity.....................    (7,025)      (5,920)      (6,474)      (2,352)        (294)         13
                                 -------      -------      -------      -------       ------        ----

Equity Transactions
 Contract Owners'
   Net Payments...............     3,233        3,713        2,184        2,138          449          25
 Annuity Payments ............        (4)          (5)         (51)         (66)          --          --
 Surrenders and
   Other (net)................    (3,860)      (3,538)      (3,074)      (3,087)        (121)         (2)
 Transfers from
   Other Divisions
   or Sponsor.................     3,299        5,424        2,022        3,370        2,055         254
 Transfers to Other
   Divisions or
   Sponsor....................    (4,869)      (4,981)      (3,947)      (3,033)        (709)         --
                                 -------      -------      -------      -------       ------        ----
Increase (Decrease)
 in Equity Derived
 from Equity
 Transactions.................    (2,201)         613       (2,866)        (678)       1,674         277
                                 -------      -------      -------      -------       ------        ----
Net Increase
 (Decrease) in Equity.........    (9,226)      (5,307)      (9,340)      (3,030)       1,380         290

Equity
 Beginning of Period..........    32,717       38,024       23,057       26,087          290          --
                                 -------      -------      -------      -------       ------        ----
 End of Period................   $23,491      $32,717      $13,717      $23,057       $1,670        $290
                                 =======      =======      =======      =======       ======        ====

                                       Index 500
                                    Stock Division       Asset Allocation Division#     Balanced Division
                               ------------------------  ------------------------   ------------------------
                                Year Ended   Year Ended   Year Ended   Period Ended  Year Ended   Year Ended
                               December 31, December 31, December 31,  December 31, December 31, December 31,
(continued)                        2002         2001         2002          2001         2002         2001
--------------------------------------------------------------------------------------------------------------
Operations
 Net Investment
   Income (Loss) .............   $    221     $  3,871      $   23         $  4       $  5,483     $ 16,485
 Net Realized Gain
   (Loss) ....................        483        8,880         (35)          --         (1,610)       6,981
 Net Changes in
   Unrealized Appreciation
    (Depreciation)............    (23,945)     (29,565)       (244)          11        (23,128)     (34,686)
                                 --------     --------      ------         ----       --------     --------
Increase (Decrease)
 in Equity Derived
 from Investment
 Activity.....................    (23,241)     (16,814)       (256)          15        (19,255)     (11,220)
                                 --------     --------      ------         ----       --------     --------

Equity Transactions
 Contract Owners'
   Net Payments...............      6,935        7,565         578           86         11,208       12,043
 Annuity Payments ............       (273)        (337)         --           --           (640)        (684)
 Surrenders and
   Other (net)................    (14,951)     (15,093)       (147)           2        (31,038)     (32,253)
 Transfers from
   Other Divisions
   or Sponsor.................      8,032        9,028       2,148          699          8,932        9,588
 Transfers to Other
   Divisions or
   Sponsor....................    (12,115)     (12,955)       (326)          (2)       (16,839)     (14,552)
                                 --------     --------      ------         ----       --------     --------
Increase (Decrease)
 in Equity Derived
 from Equity
 Transactions.................    (12,372)     (11,792)      2,253          785        (28,377)     (25,858)
                                 --------     --------      ------         ----       --------     --------
Net Increase
 (Decrease) in
 Equity.......................    (35,613)     (28,606)      1,997          800        (47,632)     (37,078)

Equity
 Beginning of Period..........    104,907      133,513         800           --        228,923      266,001
                                 --------     --------      ------         ----       --------     --------
 End of Period................   $ 69,294     $104,907      $2,797         $800       $181,291     $228,923
                                 ========     ========      ======         ====       ========     ========

                                      High Yield
                                     Bond Division
                               ------------------------
                                Year Ended   Year Ended
                               December 31, December 31,
(continued)                        2002         2001
--------------------------------------------------------
Operations
 Net Investment
   Income (Loss) .............   $   401      $   467
 Net Realized Gain
   (Loss) ....................      (439)        (655)
 Net Changes in
   Unrealized Appreciation
    (Depreciation)                  (179)         381
                                 -------      -------
Increase (Decrease)
 in Equity Derived
 from Investment
 Activity.....................      (217)         193
                                 -------      -------

Equity Transactions
 Contract Owners'
   Net Payments...............       633          523
 Annuity Payments ............        (4)         (11)
 Surrenders and
   Other (net)................      (895)        (888)
 Transfers from
   Other Divisions
   or Sponsor.................     1,378        1,921
 Transfers to Other
   Divisions or
   Sponsor....................    (1,636)      (1,860)
                                 -------      -------
Increase (Decrease)
 in Equity Derived
 from Equity
 Transactions.................      (524)        (315)
                                 -------      -------
Net Increase
 (Decrease) in
 Equity.......................      (741)        (122)

Equity
 Beginning of Period..........     5,008        5,130
                                 -------      -------
 End of Period................   $ 4,267      $ 5,008
                                 =======      =======

# The initial investment in this Division was made on July 31, 2001.

    The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account A
Statements of Changes in Equity
(in thousands)

                                                                                       Russell Multi-Style
                                  Select Bond Division      Money Market Division        Equity Division
                                ------------------------  ------------------------  ------------------------
                                 Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                December 31, December 31, December 31, December 31, December 31, December 31,
(continued)                         2002         2001         2002         2001         2002         2001
--------------------------------------------------------------------------------------------------------------
Operations
  Net Investment Income
   (Loss)......................   $   882      $ 1,009      $    136     $    749     $   (19)     $    47
  Net Realized Gain
   (Loss)......................       437          (65)           --           --        (547)        (154)
  Net Changes in Unrealized
   Appreciation (Depreciation)      1,426          919            --           --        (495)        (517)
                                  -------      -------      --------     --------     -------      -------
Increase (Decrease) in Equity
 Derived from Investment
 Activity......................     2,745        1,863           136          749      (1,061)        (624)
                                  -------      -------      --------     --------     -------      -------

Equity Transactions
  Contract Owners' Net
   Payments....................     2,605        1,760         4,308        2,973         566          675
  Annuity Payments ............       (82)         (84)          (34)         (42)         (7)          (6)
  Surrenders and Other (net)...    (4,465)      (3,070)       (8,347)      (7,417)       (651)        (216)
  Transfers from Other
   Divisions or Sponsor........    11,827        5,887        17,060       19,263       2,286        2,557
  Transfers to Other Divisions
   or Sponsor..................    (4,953)      (2,868)      (13,683)     (13,859)     (2,140)      (2,372)
                                  -------      -------      --------     --------     -------      -------
Increase (Decrease) in Equity
 Derived from Equity
 Transactions..................     4,932        1,625          (696)         918          54          638
                                  -------      -------      --------     --------     -------      -------
Net Increase (Decrease) in
 Equity........................     7,677        3,488          (560)       1,667      (1,007)          14

Equity
  Beginning of Period..........    23,757       20,269        27,147       25,480       4,111        4,097
                                  -------      -------      --------     --------     -------      -------
  End of Period................   $31,434      $23,757      $ 26,587     $ 27,147     $ 3,104      $ 4,111
                                  =======      =======      ========     ========     =======      =======

                                   Russell Aggressive                                     Russell Core
                                     Equity Division      Russell Non-U.S. Division       Bond Division
                                ------------------------  ------------------------  ------------------------
                                 Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                December 31, December 31, December 31, December 31, December 31, December 31,
(continued)                         2002         2001         2002         2001         2002         2001
--------------------------------------------------------------------------------------------------------------
Operations
  Net Investment Income
   (Loss)......................   $   (29)      $  (26)     $     9      $   (17)      $   32       $   62
  Net Realized Gain
   (Loss)......................      (133)         (69)        (459)        (287)          85           16
  Net Changes in Unrealized
   Appreciation (Depreciation)       (409)           6          (80)        (480)          26          (13)
                                  -------       ------      -------      -------       ------       ------
Increase (Decrease) in Equity
 Derived from Investment
 Activity......................      (571)         (89)        (530)        (784)         143           65
                                  -------       ------      -------      -------       ------       ------

Equity Transactions
  Contract Owners' Net
   Payments....................       320          447          361          505          299          182
  Annuity Payments ............        --           --           (2)          --           --           --
  Surrenders and Other (net)...      (210)        (200)        (356)        (270)        (469)        (122)
  Transfers from Other
   Divisions or Sponsor........     1,428        1,011        1,492        1,782        1,570          814
  Transfers to Other Divisions
   or Sponsor..................    (1,623)        (792)      (1,516)      (1,616)        (739)        (624)
                                  -------       ------      -------      -------       ------       ------
Increase (Decrease) in Equity
 Derived from Equity
 Transactions..................       (85)         466          (21)         401          661          250
                                  -------       ------      -------      -------       ------       ------
Net Increase (Decrease) in
 Equity........................      (656)         377         (551)        (383)         804          315

Equity
  Beginning of Period..........     2,875        2,498        2,862        3,245        1,501        1,186
                                  -------       ------      -------      -------       ------       ------
  End of Period................   $ 2,219       $2,875      $ 2,311      $ 2,862       $2,305       $1,501
                                  =======       ======      =======      =======       ======       ======

                                   Russell Real Estate
                                   Securities Division
                                ------------------------
                                 Year Ended   Year Ended
                                December 31, December 31,
(continued)                         2002         2001
---------------------------------------------------------
Operations
  Net Investment Income
   (Loss)......................   $   112      $    72
  Net Realized Gain
   (Loss)......................         3           95
  Net Changes in Unrealized
   Appreciation (Depreciation)        (90)         (61)
                                  -------      -------
Increase (Decrease) in Equity
 Derived from Investment
 Activity......................        25          106
                                  -------      -------

Equity Transactions
  Contract Owners' Net
   Payments....................       597          316
  Annuity Payments ............        (8)          (4)
  Surrenders and Other (net)...      (375)        (127)
  Transfers from Other
   Divisions or Sponsor........     2,817        2,039
  Transfers to Other Divisions
   or Sponsor..................    (1,819)      (1,838)
                                  -------      -------
Increase (Decrease) in Equity
 Derived from Equity
 Transactions..................     1,212          386
                                  -------      -------
Net Increase (Decrease) in
 Equity........................     1,237          492

Equity
  Beginning of Period..........     1,820        1,328
                                  -------      -------
  End of Period................   $ 3,057      $ 1,820
                                  =======      =======


    The Accompanying Notes are an Integral Part of the Financial Statements

 Financial Highlights


NML Variable Annuity Account A
(For a unit outstanding during the period)


                                                                    Dividend
                                                                   Income as a
                                                                      % of     Expense Ratio,
                                                 Unit Value,       Average Net   Lowest to     Total Return (2),
Division                                      Lowest to Highest      Assets       Highest      Lowest to Highest
------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock
  Year Ended 12/31/02..................... $0.702869 to $ 1.536295    0.16%    0.40% to 1.25% (19.44%) to (18.75%)
  Year Ended 12/31/01..................... $0.865935 to $ 1.890848    0.01%    0.40% to 1.25%  (4.97%) to  (4.15%)
T. Rowe Price Small Cap Value (1)
  Year Ended 12/31/02..................... $0.943905 to $ 0.955324    0.57%    0.40% to 1.25%  (6.75%) to  (5.96%)
  Period Ended 12/31/01................... $1.012260 to $ 1.015860    0.44%    0.40% to 1.25%    1.23%  to   1.59%
Aggressive Growth Stock
  Year Ended 12/31/02..................... $0.564112 to $ 3.711325    0.10%    0.40% to 1.25% (22.13%) to (21.47%)
  Year Ended 12/31/01..................... $0.719033 to $ 4.742335   22.82%    0.40% to 1.25% (20.88%) to (20.20%)
International Growth Stock (1)
  Year Ended 12/31/02..................... $0.780276 to $ 0.789715    0.73%    0.40% to 1.25% (13.42%) to (12.69%)
  Period Ended 12/31/01................... $0.901258 to $ 0.904464    0.00%    0.40% to 1.25%  (9.87%) to  (9.55%)
Franklin Templeton International Equity
  Year Ended 12/31/02..................... $0.700185 to $ 1.636881    2.12%    0.40% to 1.25% (18.43%) to (17.73%)
  Year Ended 12/31/01..................... $0.851962 to $ 1.996677   10.94%    0.40% to 1.25% (15.07%) to (14.35%)
Index 400 Stock
  Year Ended 12/31/02..................... $0.870423 to $ 1.106344    0.82%    0.40% to 1.25% (15.60%) to (14.88%)
  Year Ended 12/31/01..................... $1.023646 to $ 1.299809    1.20%    0.40% to 1.25%  (1.90%) to  (1.06%)
Growth Stock
  Year Ended 12/31/02..................... $0.616498 to $ 2.006974    1.16%    0.40% to 1.25% (21.81%) to (21.15%)
  Year Ended 12/31/01..................... $0.782628 to $ 2.554121    4.47%    0.40% to 1.25% (15.29%) to (14.56%)
J.P. Morgan Select Growth and Income Stock
  Year Ended 12/31/02..................... $0.581563 to $ 1.566688    0.96%    0.40% to 1.25% (29.09%) to (28.49%)
  Year Ended 12/31/01..................... $0.814020 to $ 2.198364    3.66%    0.40% to 1.25%  (8.92%) to  (8.14%)
Capital Guardian Domestic Equity (1)
  Year Ended 12/31/02..................... $0.756787 to $ 0.765966    1.82%    0.40% to 1.25% (22.22%) to (21.56%)
  Period Ended 12/31/01................... $0.973004 to $ 0.976476    0.72%    0.40% to 1.25%  (2.70%) to  (2.35%)
Index 500 Stock
  Year Ended 12/31/02..................... $0.604035 to $ 3.089894    1.40%    0.40% to 1.25% (23.04%) to (22.38%)
  Year Ended 12/31/01..................... $0.779001 to $ 3.994853    4.55%    0.40% to 1.25% (12.98%) to (12.23%)
Asset Allocation (1)
  Year Ended 12/31/02..................... $0.863125 to $ 0.873571    2.26%    0.40% to 1.25% (11.37%) to (10.62%)
  Period Ended 12/31/01................... $0.973862 to $ 0.977328    1.20%    0.40% to 1.25%  (2.61%) to  (2.27%)
Balanced
  Year Ended 12/31/02..................... $0.862735 to $ 7.112654    3.92%    0.40% to 1.25%  (8.68%) to  (7.91%)
  Year Ended 12/31/01..................... $0.937735 to $ 7.750204    8.01%    0.40% to 1.25%  (4.36%) to  (3.54%)
High Yield Bond
  Year Ended 12/31/02..................... $0.972766 to $ 1.487426    9.94%    0.40% to 1.25%  (4.10%) to  (3.28%)
  Year Ended 12/31/01..................... $1.006773 to $ 1.543249   10.16%    0.40% to 1.25%    3.72%  to   4.61%
Select Bond
  Year Ended 12/31/02..................... $1.321394 to $10.108841    4.40%    0.40% to 1.25%   10.70%  to  11.64%
  Year Ended 12/31/01..................... $1.184790 to $ 9.086342    5.71%    0.40% to 1.25%    8.99%  to   9.92%
Money Market
  Year Ended 12/31/02..................... $1.092171 to $ 3.030949    1.65%    0.40% to 1.25%    0.39%  to   1.25%
  Year Ended 12/31/01..................... $1.079788 to $ 3.004024    3.80%    0.40% to 1.25%    2.62%  to   3.50%
Russell Multi-Style Equity
  Year Ended 12/31/02..................... $0.574187 to $ 0.613006    0.60%    0.40% to 1.25% (24.14%) to (23.50%)
  Year Ended 12/31/01..................... $0.751294 to $ 0.801293    2.33%    0.40% to 1.25% (15.28%) to (14.55%)
Russell Aggressive Equity
  Year Ended 12/31/02..................... $0.727980 to $ 0.857996    0.00%    0.40% to 1.25% (20.06%) to (19.38%)
  Year Ended 12/31/01..................... $0.903873 to $ 1.064253    0.11%    0.40% to 1.25%  (3.58%) to  (2.76%)
Russell Non-U.S.
  Year Ended 12/31/02..................... $0.557227 to $ 0.699179    1.48%    0.40% to 1.25% (16.20%) to (15.49%)
  Year Ended 12/31/01..................... $0.659991 to $ 0.827309    0.60%    0.40% to 1.25% (23.00%) to (22.34%)
Russell Core Bond
  Year Ended 12/31/02..................... $1.217720 to $ 1.256188    2.87%    0.40% to 1.25%    7.49%  to   8.40%
  Year Ended 12/31/01..................... $1.132872 to $ 1.158815    5.90%    0.40% to 1.25%    6.07%  to   6.97%
Russell Real Estate Securities
  Year Ended 12/31/02..................... $1.261665 to $ 1.375137    5.39%    0.40% to 1.25%    2.51%  to   3.39%
  Year Ended 12/31/01..................... $1.230726 to $ 1.331406    5.13%    0.40% to 1.25%    6.49%  to   7.40%

(1)Portfolio commenced operations on July 31, 2001.
(2)Total Return includes deductions for management and other expenses; excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

    The Accompanying Notes are an Integral Part of the Financial Statements

 Notes to Financial Statements


Northwestern Mutual Variable Annuity Account A
December 31, 2002


Note 1 -- NML Variable Annuity Account A (the "Account") is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") used to fund variable annuity contracts ("contracts") for HR-10 and corporate pension and profit-sharing plans which qualify for special tax treatment under the Internal Revenue Code. Currently, two versions of the contract are offered: Front Load contracts with a sales charge up to 4.5% of purchase payments and Back Load contracts with a withdrawal charge of 0-6%.

Note 2 -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

Note 3 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds (collectively known as "the Funds"). The shares are valued at the Funds' offering and redemption prices per share. The Funds are diversified open-end investment companies registered under the Investment Company Act of 1940.

Note 4 -- Annuity reserves are based on published annuity tables with age adjustment and benefit payments which reflect actual investment experience. For variable payment plans issued prior to January 1, 1974, annuity reserves are based on the 1955 American Annuity Table with assumed interest rates of 3% or 5%. For variable payment plans issued on or after January 1, 1974 and before January 1, 1985, annuity reserves are based on the 1971 Individual Annuity Mortality Table with assumed interest rates of 3 1/2% or 5%. For variable payment plans issued on or after January 1, 1985, annuity reserves are based on the 1983 Annuity Table a adjusted with assumed interest rates of 3 1/2% or 5%.

Note 5 -- Dividend income and distributions of net realized gains from the Funds are recorded on the ex-date of the dividends. Transactions in the Funds' shares are accounted for on the trade date. The basis for determining cost on sale of the Funds' shares is identified cost. Purchases and sales of the Funds' shares for the period ended December 31, 2002 by each Division are shown below:

        Division                                 Purchases     Sales
        --------                                ----------- -----------
        Small Cap Growth Stock................. $ 4,461,452 $ 2,267,772
        T. Rowe Price Small Cap Value..........   3,056,595     544,753
        Aggressive Growth Stock................   7,414,573  16,374,895
        International Growth Stock.............     519,948      15,440
        Franklin Templeton International Equity   3,334,140   6,070,557
        Index 400 Stock........................   2,397,162   1,666,098
        Growth Stock...........................   3,786,154   6,005,545
        J.P. Morgan Select Growth and Income
         Stock.................................   2,595,415   5,518,037
        Capital Guardian Domestic Equity.......   1,827,157     145,921
        Index 500 Stock........................  10,496,270  20,459,679
        Asset Allocation.......................   2,448,370     169,149
        Balanced...............................  19,743,059  42,633,986
        High Yield Bond........................   1,107,893   1,228,005
        Select Bond............................  11,093,552   5,331,758
        Money Market...........................   8,251,938   8,777,655
        Russell Multi-Style Equity.............     814,757     841,367
        Russell Aggressive Equity..............     343,250     465,120
        Russell Non-U.S........................     474,958     512,890
        Russell Core Bond......................   1,316,732     562,906
        Russell Real Estate Securities.........   1,982,942     645,240

Note 6 -- A deduction for annuity rate and expense guarantees is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 3/4 of 1% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1% annual rate.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1 1/4% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1 1/2% annual rate.

For contracts issued on or after March 31, 1995 and prior to March 31, 2000, for the Front Load version and the Back Load version, the deduction for annuity rate and expense guarantees is determined daily at annual rates of 4/10 of 1%

 Notes to Financial Statements


and 1 1/4%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 3/4 of 1% and 1 1/2%, respectively.

For contracts issued on or after March 31, 2000, for the Front Load version and the Back Load version, the deduction for annuity rate and expense guarantees is determined daily at annual rates of 5/10 of 1% and 1 1/4%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 3/4 of 1% and 1 1/2% annual rate, respectively. The current charges will not be increased for five years from the date of the most recent Prospectus.

Since 1995, Northwestern Mutual has paid a dividend to certain contracts. The dividend is reinvested in the Account and has been reflected as a Contract Owners' Net Payment in the accompanying financial statements.

Note 7 -- Northwestern Mutual is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.
.................................................................................

Note 8 -- Equity Values by Division are shown below:
(in thousands, except accumulation unit values)

                                                                                    Contracts Issued:
                                                  Contracts Issued:            After December 16, 1981 and
                                              Prior to December 17, 1981         Prior to March 31, 1995
                                           -------------------------------- ---------------------------------
                                           Accumulation    Units            Accumulation    Units
Division                                    Unit Value  Outstanding Equity   Unit Value  Outstanding  Equity
--------                                   ------------ ----------- ------- ------------ ----------- --------
Small Cap Growth Stock....................  $ 1.516823       196    $   297  $1.489185      6,573    $  9,788
T. Rowe Price Small Cap Value.............    0.950636       230        219   0.943905      1,401       1,322
Aggressive Growth Stock...................    3.711325       256        950   3.494085     10,045      35,098
International Growth Stock................    0.785836        13         10   0.780276        317         247
Franklin Templeton International Equity...    1.636881       326        534   1.559571      9,896      15,434
Index 400 Stock...........................    1.092338       243        265   1.072428      4,143       4,443
Growth Stock..............................    2.006974       313        628   1.921805      6,983      13,420
J.P. Morgan Select Growth and Income Stock    1.566688       125        196   1.500218      5,160       7,741
Capital Guardian Domestic Equity..........    0.762191       107         82   0.756787      1,190         901
Index 500 Stock...........................    3.089894     3,965     12,251   2.909123     12,908      37,551
Asset Allocation..........................    0.869281        41         36   0.863125      2,124       1,833
Balanced..................................    7.112654     1,322      9,403   6.403383     22,433     143,647
High Yield Bond...........................    1.487426        69        103   1.424293      1,461       2,081
Select Bond...............................   10.108841       603      6,096   9.098961      1,840      16,742
Money Market..............................    3.030949       460      1,394   2.728924      6,073      16,573
Russell Multi-Style Equity................    0.605230         6          4   0.594202      2,539       1,509
Russell Aggressive Equity.................    0.847132       113         96   0.831686      1,279       1,064
Russell Non-U.S...........................    0.690333        33         23   0.677755      1,927       1,306
Russell Core Bond.........................    1.240286        11         14   1.217720        996       1,213
Russell Real Estate Securities............    1.285091        55         71   1.261665      1,199       1,513
                                                                    -------                          --------
  Equity..................................                           32,672                           313,426
  Annuity Reserves........................                            2,701                             7,389
                                                                    -------                          --------
  Total Equity............................                          $35,373                          $320,815
                                                                    =======                          ========

 Notes to Financial Statements



                                                          Contracts Issued:                Contracts Issued:
                                                      On or After March 31, 1995       On or After March 31, 1995
                                                     and Prior to March 31, 2000      and Prior to March 31, 2000
                                                          Front Load Version               Back Load Version
                                                   -------------------------------- --------------------------------
                                                   Accumulation    Units            Accumulation    Units
Division                                            Unit Value  Outstanding Equity   Unit Value  Outstanding Equity
--------                                           ------------ ----------- ------- ------------ ----------- -------
Small Cap Growth Stock............................  $1.536295        323    $   496  $1.489185      1,965    $ 2,926
T. Rowe Price Small Cap Value.....................   0.955324        272        260   0.943905        591        558
Aggressive Growth Stock...........................   1.764232      1,184      2,089   3.494085      3,455     12,072
International Growth Stock........................   0.789715          6          5   0.780276        214        167
Franklin Templeton International Equity...........   1.367662        870      1,190   1.559571      2,870      4,476
Index 400 Stock...................................   1.106344        344        381   1.072428      2,052      2,201
Growth Stock......................................   1.896210        591      1,121   1.921805      3,629      6,974
J.P. Morgan Select Growth and Income Stock........   1.479747        641        949   1.500218      2,625      3,938
Capital Guardian Domestic Equity..................   0.765966         37         28   0.756787        409        310
Index 500 Stock...................................   1.936439      1,084      2,099   2.909123      4,606     13,399
Asset Allocation..................................   0.873571        107         93   0.863125        584        504
Balanced..........................................   1.870656      1,610      3,012   6.403383      2,544     16,290
High Yield Bond...................................   1.425787        138        197   1.424293      1,056      1,504
Select Bond.......................................   1.793220        482        864   9.098961        605      5,505
Money Market......................................   1.397113      1,308      1,827   2.728924      1,724      4,705
Russell Multi-Style Equity........................   0.613006        634        389   0.594202      1,405        835
Russell Aggressive Equity.........................   0.857996        281        241   0.831686        714        594
Russell Non-U.S...................................   0.699179        256        179   0.677755        818        554
Russell Core Bond.................................   1.256188         66         83   1.217720        599        729
Russell Real Estate Securities....................   1.301549        153        199   1.261665        656        828
                                                                            -------                          -------
  Equity..........................................                           15,702                           79,069
  Annuity Reserves................................                              235                              311
                                                                            -------                          -------
  Total Equity....................................                          $15,937                          $79,380
                                                                            =======                          =======

                                                          Contracts Issued:                Contracts Issued:
                                                      On or After March 31, 2000       On or After March 31, 2000
                                                          Front Load Version               Back Load Version
                                                   -------------------------------- --------------------------------
                                                   Accumulation    Units            Accumulation    Units
Division                                            Unit Value  Outstanding Equity   Unit Value  Outstanding Equity
--------                                           ------------ ----------- ------- ------------ ----------- -------
Small Cap Growth Stock............................  $0.702869        154    $   108  $1.489185        522    $   777
T. Rowe Price Small Cap Value.....................   0.953992         28         27   0.943905        328        310
Aggressive Growth Stock...........................   0.564112        222        125   3.494085        412      1,440
International Growth Stock........................   0.788618         23         18   0.780276        193        151
Franklin Templeton International Equity...........   0.700185        133         93   1.559571        403        629
Index 400 Stock...................................   0.870423        181        158   1.072428        740        794
Growth Stock......................................   0.616498        140         86   1.921805        635      1,220
J.P. Morgan Select Growth and Income Stock . . . .   0.581563        206        120   1.500218        244        366
Capital Guardian Domestic Equity..................   0.764893         44         34   0.756787        418        316
Index 500 Stock...................................   0.604035        281        170   2.909123        653      1,900
Asset Allocation..................................   0.872356        131        114   0.863125        251        217
Balanced..........................................   0.862735        829        715   6.403383        329      2,107
High Yield Bond...................................   0.972766         60         58   1.424293        197        281
Select Bond.......................................   1.321394        183        242   9.098961        106        964
Money Market......................................   1.092171        197        215   2.728924        513      1,400
Russell Multi-Style Equity........................   0.574187         72         41   0.594202        403        239
Russell Aggressive Equity.........................   0.727980         52         38   0.831686        226        188
Russell Non-U.S...................................   0.557227         94         52   0.677755        258        175
Russell Core Bond.................................   1.243794         42         52   1.217720        173        211
Russell Real Estate Securities....................   1.375137         46         63   1.261665        280        353
                                                                            -------                          -------
  Equity..........................................                            2,529                           14,038
  Annuity Reserves................................                               --                               --
                                                                            -------                          -------
  Total Equity....................................                          $ 2,529                          $14,038
                                                                            =======                          =======

 Accountants' Report


PRICEWATERHOUSECOOPERS [LOGO]

Report of Independent Accountants

To The Northwestern Mutual Life Insurance Company and
Contract Owners of NML Variable Annuity Account A

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in equity and the financial highlights present fairly, in all material respects, the financial position of NML Variable Annuity Account A and its Small Cap Growth Stock Division, T. Rowe Price Small Cap Value Division, Aggressive Growth Stock Division, International Growth Stock Division, Franklin Templeton International Equity Division, Index 400 Stock Division, Growth Stock Division, J.P. Morgan Select Growth and Income Stock Division, Capital Guardian Domestic Equity Division, Index 500 Stock Division, Asset Allocation Division, Balanced Division, High Yield Bond Division, Select Bond Division, Money Market Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Core Bond Division, and Russell Real Estate Securities Division at December 31, 2002, and the results of each of their operations, the changes in each of their equity and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of The Northwestern Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of securities owned at December 31, 2002 with Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
January 30, 2003

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Financial Position
(in millions)
--------------------------------------------------------------------------------

The following financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual to meet its obligations under the Contracts.

                                           December 31,
                                        ------------------
                                          2002      2001
                                        --------   -------

Assets:
   Bonds                                $ 50,597   $44,306
   Common and preferred stocks             4,902     5,369
   Mortgage loans                         15,692    15,164
   Real estate                             1,503     1,671
   Policy loans                            9,292     9,028
   Other investments                       4,242     4,817
   Cash and temporary investments          1,814     2,018
                                        --------   -------
      Total investments                   88,042    82,373

   Due and accrued investment income       1,100     1,048
   Net deferred tax assets                 1,887     1,602
   Deferred premium and other assets       1,660     1,583
   Separate account assets                10,246    11,786
                                        --------   -------
      Total assets                      $102,935   $98,392
                                        ========   =======

Liabilities and Surplus:
   Reserves for policy benefits         $ 74,880   $68,432
   Policyowner dividends payable           3,765     3,650
   Interest maintenance reserve              521       375
   Asset valuation reserve                 1,268     2,034
   Income taxes payable                      777     1,329
   Other liabilities                       4,261     3,894
   Separate account liabilities           10,246    11,786
                                        --------   -------
      Total liabilities                   95,718    91,500

   Surplus                                 7,217     6,892
                                        --------   -------
      Total liabilities and surplus     $102,935   $98,392
                                        ========   =======

   The accompanying notes are an integral part of these financial statements.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Operations
(in millions)
--------------------------------------------------------------------------------

                                                             For the year ended
                                                                December 31,
                                                        ---------------------------
                                                          2002      2001      2000
                                                        -------   -------   -------
Revenue:
   Premiums                                             $10,108   $ 9,447   $ 8,966
   Net investment income                                  5,477     5,431     5,229
   Other income                                             439       467     1,187
                                                        -------   -------   -------
      Total revenue                                      16,024    15,345    15,382
                                                        -------   -------   -------
Benefits and expenses:
   Benefit payments to policyowners and beneficiaries     3,902     3,808     4,541
   Net additions to policy benefit reserves               6,186     5,367     4,815
   Net transfers to separate accounts                       242       502       469
                                                        -------   -------   -------
      Total benefits                                     10,330     9,677     9,825

   Commissions and operating expenses                     1,580     1,453     1,416
                                                        -------   -------   -------
      Total benefits and expenses                        11,910    11,130    11,241
                                                        -------   -------   -------
Gain from operations before dividends and taxes           4,114     4,215     4,141

Policyowner dividends                                     3,792     3,651     3,334
                                                        -------   -------   -------
Gain from operations before taxes                           322       564       807
Income tax expense (benefit)                               (442)      173       125
                                                        -------   -------   -------
Net gain from operations                                    764       391       682
Net realized capital gains (losses)                        (606)      259     1,147
                                                        -------   -------   -------
      Net income                                        $   158   $   650   $ 1,829
                                                        =======   =======   =======

   The accompanying notes are an integral part of these financial statements.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Changes in Surplus
(in millions)
--------------------------------------------------------------------------------

                                                         For the year ended
                                                            December 31,
                                                     -------------------------
                                                      2002     2001     2000
                                                     ------   ------   -------

Beginning of year balance                            $6,892   $5,896   $ 5,069
   Net income                                           158      650     1,829
   Change in net unrealized capital gains (losses)     (517)    (555)   (1,043)
   Increase in net deferred tax assets                   44       73        --
   Increase in nonadmitted assets and other            (126)    (124)      (32)
   Change in reserve valuation bases (Note 5)            --      (61)       --
   Change in asset valuation reserve                    766      264        73
   Cumulative effect of changes in accounting
      principles (Note 1)                                --      749        --
                                                     ------   ------   -------
      Net increase in surplus                           325      996       827
                                                     ------   ------   -------
      End of year balance                            $7,217   $6,892   $ 5,896
                                                     ======   ======   =======

   The accompanying notes are an integral part of these financial statements.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Cash Flows
(in millions)
--------------------------------------------------------------------------------

                                                                        For the year ended
                                                                           December 31,
                                                                   ---------------------------
                                                                     2002      2001      2000
                                                                   -------   -------   -------
Cash flows from operating activities:
   Premiums and other income received                              $ 6,947   $ 6,607   $ 6,149
   Investment income received                                        5,224     5,328     5,000
   Disbursement of policy loans, net of repayments                    (264)     (524)     (566)
   Payments to policyowners and beneficiaries                       (4,130)   (3,996)   (3,967)
   Net transfers to separate accounts                                 (257)     (534)     (469)
   Commissions, expenses and taxes paid                             (1,855)   (1,698)   (1,845)
                                                                   -------   -------   -------
         Net cash provided by operating activities                   5,665     5,183     4,302
                                                                   -------   -------   -------

Cash flows from investing activities:
   Proceeds from investments sold or matured:
      Bonds                                                         60,865    35,318    29,539
      Common and preferred stocks                                    1,766    15,465     9,437
      Mortgage loans                                                 1,532     1,174     1,198
      Real estate                                                      468       244       302
      Other investments                                              1,646       494       659
                                                                   -------   -------   -------
                                                                    66,277    52,695    41,135
                                                                   -------   -------   -------

   Cost of investments acquired:
      Bonds                                                         67,398    38,915    33,378
      Common and preferred stocks                                    2,003    15,014     8,177
      Mortgage loans                                                 2,005     2,003     2,261
      Real estate                                                      191       353       224
      Other investments                                                748     1,106     1,535
                                                                   -------   -------   -------
                                                                    72,345    57,391    45,575
                                                                   -------   -------   -------
         Net cash applied in investing activities                   (6,068)   (4,696)   (4,440)
                                                                   -------   -------   -------

Cash flows from financing and miscellaneous sources:
   Proceeds from deposit-type contract funds and
      other liabilities without life or disability contingencies       990       996       907
   Withdrawals from deposit-type contract funds and
      other liabilities without life or disability contingencies      (741)     (793)     (777)
   Other cash provided (applied)                                       (50)      111        66
                                                                   -------   -------   -------
         Net cash provided by financing and other activities:          199       314       196
                                                                   -------   -------   -------
         Net increase (decrease) in cash temporary investement        (204)      801        58

Cash and temporary investments, beginning of year                    2,018     1,217     1,159
                                                                   -------   -------   -------
            Cash and temporary investments, end of year            $ 1,814   $ 2,018   $ 1,217
                                                                   =======   =======   =======

   The accompanying notes are an integral part of these financial statements.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001, 2000
--------------------------------------------------------------------------------

1.   Basis of Presentation and Changes in Accounting Principles

     The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (together, "the Company"). All intercompany balances and transactions were eliminated. The Company offers life, annuity, disability income and long-term care insurance products to the personal, business, and estate markets.

     The consolidated financial statements were prepared in conformity with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin ("statutory basis of accounting"). Beginning January 1, 2001, insurance companies domiciled in Wisconsin were required to prepare statutory basis financial statements in accordance with the new National Association of Insurance Commissioners ("NAIC") "Accounting Practices and Procedures Manual", subject to any variations prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin ("OCI").

     These new requirements differed from those used prior to January 1, 2001, primarily because under the new statutory accounting principles: (1) deferred tax balances were established for temporary differences between book and tax bases of certain assets and liabilities, (2) investment valuation adjustments on impaired assets were measured differently and were reported as realized losses, (3) pension and other employee benefit obligations were accounted for based on the funded status of the related plans, (4) recognition of earnings from unconsolidated subsidiaries and affiliates as net investment income was limited to dividends received, (5) certain software costs were capitalized and amortized to expense over a maximum of five years, and (6) premiums, benefits and reserve changes for policies without significant mortality or morbidity risks ("deposit-type contracts") were not included in revenue or benefits as reported in the consolidated statement of operations.

     The cumulative effect of adoption of these new accounting principles was reported as an adjustment to surplus as of January 1, 2001, with no restatement of prior periods permitted. This cumulative effect was the difference in the amount of surplus that would have been reported at that date if the new accounting principles had been retroactively applied to all prior periods. The cumulative effect of these accounting changes increased surplus by $749 million at that date, and included the following (in millions):

     Deferred tax accounting             $850
     Pension plan liabilities             (74)
     Investment valuation changes, net    (27)
                                         ----
                                         $749
                                         ====

     Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with generally accepted accounting principles ("GAAP"), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001, 2000
--------------------------------------------------------------------------------

     amortized, (2) investment valuations and policy benefit reserves use different methods and assumptions, (3) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statement of operations, are defined differently, (4) majority-owned, non-insurance subsidiaries are consolidated, (5) changes in deferred taxes are reported as a component of net income, and (6) no deferral of realized gains and losses is permitted. The effects on the financial statements of the Company from the differences between the statutory basis of accounting and GAAP are material.

2.   Summary of Significant Accounting Policies

     The preparation of financial statements in conformity with the statutory basis of accounting required management to use assumptions or make estimates that affected the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual future results could differ from these assumptions and estimates.

     Investments

     See Note 3 regarding the reported statement value and estimated fair value of the Company's investments in bonds, common and preferred stocks, mortgage loans and real estate.

     Policy Loans

     Policy loans primarily represent amounts borrowed from the Company by life insurance policyowners, secured by the cash value of the related policies. They are reported in the financial statements at unpaid principal balance.

     Other Investments

     Other investments consist primarily of real estate joint ventures, partnership investments, including real estate, venture capital and leveraged buyout fund limited partnerships, leveraged leases and subsidiaries, controlled and affiliated entities. These investments are valued based on the equity method of accounting, which approximated fair value. Other investments also include derivative financial instruments. See
     Note 4 regarding the Company's use of derivatives.

     Temporary Investments

     Temporary investments represent securities that have maturities of one year or less at purchase, and are reported at amortized cost, which approximated fair value.

     Net Investment Income

     Net investment income primarily represents interest and dividends received or accrued on bonds, mortgage loans, policy loans and other investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted prospectively for any change in estimated yield-to-maturity. Accrued investment income more than 90 days past due is nonadmitted and reported as a direct reduction of surplus. Accrued investment income that is ultimately deemed uncollectible is reported as a reduction of net investment income in the period that such determination is made. Beginning January 1, 2001, net investment income also includes dividends paid to the Company from accumulated earnings of unconsolidated

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001, 2000
--------------------------------------------------------------------------------

     subsidiaries, affiliates, partnerships and joint ventures. Prior to 2001, the Company's share of undistributed earnings in these entities was recognized as net investment income using the equity method. Net investment income is reduced by investment management expenses, real estate depreciation, depletion related to energy assets and interest costs associated with securities lending.

     Interest Maintenance Reserve

     The Company is required to maintain an interest maintenance reserve ("IMR"). The IMR is used to defer realized gains and losses, net of income tax, on fixed income investments that result from changes in interest rates. Net realized gains and losses deferred to the IMR are amortized into investment income over the estimated remaining life of the investment sold.

     Investment Capital Gains and Losses

     Realized capital gains and losses are recognized based upon specific identification of securities sold. Beginning January 1, 2001, realized capital losses also include valuation adjustments for impairment of bonds, stocks, mortgage loans, real estate and other investments with a decline in fair value that management considers to be other-than-temporary. Factors considered in evaluating whether a decline in value is other-than-temporary include: (1) whether the decline is substantial, (2) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value, (3) the duration and extent to which the market value has been less than cost, and (4) the financial condition and near-term prospects of the issuer. Prior to 2001, these valuation adjustments were classified as unrealized capital losses and only reported as realized upon disposition. Realized capital gains and losses as reported in the consolidated statement of operations are net of any IMR deferrals and current income tax expense. See Note 3 regarding details of realized capital gains and losses.

     Unrealized capital gains and losses primarily represent changes in the reported fair value of common stocks. Beginning January 1, 2001, changes in the Company's share of undistributed earnings in unconsolidated subsidiaries, affiliates, partnerships and joint ventures are classified as changes in unrealized capital gains and losses. Prior to 2001, the Company's share of undistributed earnings in these entities was recognized as net investment income using the equity method. See Note 3 regarding details of changes in unrealized capital gains and losses.

     Asset Valuation Reserve

     The Company is required to maintain an asset valuation reserve ("AVR"). The AVR represents a general reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is designed to protect surplus against potential declines in the value of the Company's investments. Increases or decreases in AVR are reported as direct adjustments to surplus.

     Separate Accounts

     See Note 7 regarding separate account assets and liabilities reported by the Company.

     Premium Revenue

     Life insurance premiums are recognized as revenue at the beginning of each policy year. Annuity, disability income and long-term care insurance premiums are recognized as revenue

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001, 2000
--------------------------------------------------------------------------------

     when received by the Company. Premium revenue is reported net of ceded reinsurance, see Note 9.

     Other Income

     Other income includes ceded reinsurance expense allowances and various insurance policy charges. Beginning January 1, 2001, considerations received on supplementary contracts without life contingencies are classified as deposit-type transactions and thereby excluded from revenue. Prior to 2001, these considerations were reported as revenue and included in other income.

     Benefit Payments to Policyowners and Beneficiaries

     Benefit payments to policyowners and beneficiaries include death, surrender and disability benefits, as well as matured endowments and supplementary contract payments. Beginning January 1, 2001, benefit payments on supplementary contracts without life contingencies are classified as deposit-type transactions and thereby excluded from expense. Prior to 2001, these payments were reported as benefit expense. Benefit payments are reported net of ceded reinsurance recoveries, see Note 9.

     Reserves for Policy Benefits

     See Note 5 regarding the methods and assumptions used to establish the Company's reserves for future insurance policy benefits.

     Commissions and Operating Expenses

     Commissions and other operating costs, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

     Electronic Data Processing Equipment and Software

     Electronic data processing ("EDP") equipment and software used in the Company's business are reported at cost less accumulated depreciation. Beginning January 1, 2001, certain software costs are capitalized and depreciated over a maximum of five years, while EDP equipment is capitalized and depreciated over three years. Most unamortized software costs are nonadmitted assets and thereby excluded from surplus. Prior to 2001, the Company expensed all software costs, while EDP equipment was capitalized and amortized over its useful life. EDP equipment and software assets of $20 million and $18 million at December 31, 2002 and 2001, respectively, were net of accumulated depreciation of $48 million and $44 million, respectively, and included in other assets in the consolidated statement of financial position. Depreciation expense is recorded using the straight-line method and totaled $27 million, $14 million and $8 million for the years ended December 31, 2002, 2001 and 2000, respectively.

     Policyowner Dividends

     Almost all life insurance and disability income policies and certain annuity contracts and long-term care policies issued by the Company are participating. Annually, the Company's Board of Trustees approves dividends payable on participating policies in the following fiscal year, which are accrued and charged to operations when approved. Participating policyowners generally have the option to direct their dividends to be paid in cash, used to reduce future premiums due or used to purchase additional insurance. A majority of dividends are used by policyowners to

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     purchase additional insurance and are reported as premiums in the consolidated statement of operations, but are not included in premiums received or policy benefits paid in the consolidated statement of cash flows.

     Nonadmitted Assets

     Certain assets are designated as nonadmitted and thereby not permitted as a component of surplus on the statutory basis of accounting. Such assets, principally assets related to pension funding, amounts advanced to or due from the Company's financial representatives and fixed assets, EDP equipment and software net of accumulated depreciation, are excluded from the consolidated statement of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus.

     Reclassifications

     Certain financial statement balances for 2001 and 2000 have been reclassified to conform to the current year presentation.

3.   Investments

     Bonds

     Investments in bonds are reported in the financial statements at amortized cost, less any valuation adjustment. The interest method is used to amortize any purchase premium or discount. Use of the interest method for loan-backed bonds and structured securities includes anticipated prepayments obtained from independent sources. Prepayment assumptions are updated at least annually, with the prospective adjustment method used to recognize related changes in the yield-to-maturity of such securities.

     Estimated fair value is based upon values published by the Securities Valuation Office ("SVO") of the NAIC. In the absence of SVO-published values, estimated fair value is based upon quoted market prices, if available. For bonds without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models.

     Valuation adjustments are made for bonds in or near default, which are reported at the lower of amortized cost or fair value, or for bonds with a decline in fair value that management considers to be other-than-temporary. Statement value and estimated fair value of bonds at December 31, 2002 and 2001 were as follows:

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     December 31, 2002                          Reconciliation to Estimated Fair Value
                                            -----------------------------------------------
                                                           Gross        Gross     Estimated
                                            Statement   Unrealized   Unrealized     Fair
                                              Value        Gains       Losses       Value
                                            ---------   ----------   ----------   ---------
                                                             (in millions)
     U.S. Government                         $ 8,932      $  531       $ (21)      $ 9,442
     States, territories and possessions         396          61          --           457
     Special revenue and assessments           7,576         400          (1)        7,975
     Public utilities                          2,501         251         (25)        2,727
     Banks, trust and insurance companies      1,355          71         (15)        1,411
     Industrial and miscellaneous             29,836       2,150        (688)       31,298
     Parent, subsidiaries and affiliates           1          --          --             1
                                             -------      ------       -----       -------
        Total                                $50,597      $3,464       $(750)      $53,311
                                             =======      ======       =====       =======

     December 31, 2001                          Reconciliation to Estimated Fair Value
                                            -----------------------------------------------
                                                           Gross        Gross     Estimated
                                            Statement   Unrealized   Unrealized     Fair
                                              Value        Gains       Losses       Value
                                            ---------   ----------   ----------   ---------
                                                             (in millions)
     U.S. Government                         $ 4,271      $  221       $ (84)      $ 4,408
     States, territories and possessions         262          29          --           291
     Special revenue and assessments           6,032         185         (23)        6,194
     Public utilities                          2,748          86         (19)        2,815
     Banks, trust and insurance companies      1,306          46         (18)        1,334
     Industrial and miscellaneous             29,685       1,026        (555)       30,156
     Parent, subsidiaries and affiliates           2          --          --             2
                                             -------      ------       -----       -------
        Total                                $44,306      $1,593       $(699)      $45,200
                                             =======      ======       =====       =======

     Statement value and estimated fair value of bonds by contractual maturity at December 31, 2002 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

                                              Statement    Estimated
                                                Value     Fair Value
                                              ----------------------
                                                   (in millions)

     Due in one year or less                   $ 1,165      $ 1,193
     Due after one year through five years       9,858       10,202
     Due after five years through ten years     13,362       14,235
     Due after ten years                        11,877       12,747
                                               -------      -------
                                                36,262       38,377
     Structured securities                      14,335       14,934
                                               -------      -------
        Total                                  $50,597      $53,311
                                               =======      =======

     Common and Preferred Stocks

     Common stocks are reported in the financial statements at fair value, which is based upon quoted market prices, if available. For common stocks without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models. Investments in common stock of unconsolidated subsidiaries and affiliates are included in the consolidated statement of financial position using the equity method.

     Preferred stocks rated "1" (highest quality), "2" (high quality), or "3" (medium quality) by the SVO are reported in the financial statements at amortized cost. All other preferred stock is reported at the lower of cost or fair value. Estimated fair value is based upon quoted market prices, if available. For preferred stock without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models.

     Mortgage Loans

     Mortgage loans are reported in the financial statements at unpaid principal balance, less any valuation allowance or unamortized commitment or origination fee. These fees are generally deferred and amortized into investment income using the interest method. Mortgage loans are collateralized by properties located throughout the United States and Canada. The Company attempts to minimize mortgage loan investment risk by diversification of borrowers, geographic locations and types of collateral properties.

     The maximum and minimum interest rates for mortgage loans originated during 2002 were 8.2% and 5.0%, respectively, while these rates during 2001 were 9.8% and 6.4%, respectively. The aggregate average ratio of amounts loaned to the value of collateral for mortgage loans originated during 2002 and 2001 were 65% and 68%, respectively, with a maximum of 100% for any single loan during each of 2002 and 2001.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     Mortgage loans are considered impaired when, based on current information, management considers it probable that the Company will be unable to collect all principal and interest due according to the contractual terms of the loan. If necessary, a valuation adjustment is made to reduce the carrying value of an impaired loan to the lower of unpaid principal balance or estimated net realizable value based on appraisal of the collateral property. If the impairment is considered to be temporary, the valuation adjustment is classified as an unrealized loss. Beginning January 1, 2001 valuation adjustments for impairments considered to be other-than-temporary were reported as realized losses. Prior to 2001, all changes in valuation adjustments were reported as unrealized gains or losses. At December 31, 2002 and 2001, the reported value of mortgage loans was reduced by $44 million and $99 million, respectively, in valuation adjustments.

     Real Estate

     Real estate investments are reported in the financial statements at cost, less any valuation adjustment, encumbrances and accumulated depreciation of buildings and other improvements using a straight line method over the estimated useful life of the improvements. An investment in real estate is considered impaired when the projected undiscounted net cash flow from the investment is less than depreciated cost. When the Company determines that an investment in real estate is impaired, a valuation adjustment is made to reduce the carrying value to estimated fair value, after encumbrances, based on appraisal of the property. The valuation adjustment is included in realized losses. At December 31, 2002 and 2001, the reported value of real estate investments was reduced by $0 and $52 million, respectively, in valuation adjustments.

     Leveraged Leases

     Leveraged leases are reported in the financial statements at the present value of minimum lease payments, plus the residual value of the leased asset. At December 31, 2002 and 2001, the reported value of leveraged leases was $532 million and $669 million, respectively. The reported value of leveraged leases was reduced by $108 million at December 31, 2002 to reflect a decline in value of certain aircraft leases that management considers to be other-than-temporary. The decline in value was charged against an existing valuation allowance and is not included as a component of net realized capital losses for 2002. Leveraged leases are included in other investments and primarily represent investments in commercial aircraft or real estate property that are leased to third parties and serve as collateral for non-recourse borrowings.

     Capital Gains and Losses

     Realized investment gains and losses for the years ended December 31, 2002, 2001 and 2000 were as follows:

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

                                                 For the year ended               For the year ended
                                                  December 31, 2002                December 31, 2001
                                           ------------------------------   ------------------------------
                                                                    Net                              Net
                                                                 Realized                         Realized
                                           Realized   Realized     Gains    Realized   Realized     Gains
                                            Gains      Losses    (Losses)    Gains      Losses    (Losses)
                                           --------   --------   --------   --------   --------   --------
                                                                   (in millions)
     Bonds                                  $  950    $(1,237)    $(287)     $  537    $  (674)    $(137)
     Common and
        preferred stocks                       356       (619)     (263)        863       (569)      294
     Mortgage loans                             --         (4)       (4)         --        (10)      (10)
     Real estate                               121         (3)      118          85        (11)       74
     Other invested assets                     158       (258)     (100)        296       (149)      147
                                           -------    -------     -----      ------    -------     -----
                                            $1,585    $(2,121)     (536)     $1,781    $(1,413)      368
                                           =======    =======                ======    =======
     Less: Capital gains taxes                                     (194)                              98
     Less: IMR gains (losses)                                       264                               11
                                                                  -----                            -----
     Net realized capital gains (losses)                          $(606)                           $ 259
                                                                  =====                            =====

                                                 For the year ended
                                                  December 31, 2000
                                           ------------------------------
                                                                    Net
                                                                 Realized
                                           Realized   Realized     Gains
                                             Gains     Losses    (Losses)
                                           --------   --------   --------
                                                   (in millions)
     Bonds                                  $  369     $(416)     $  (47)
     Common and
        preferred stocks                     1,534      (333)      1,201
     Mortgage loans                             --       (25)        (25)
     Real estate                               101        --         101
     Other invested assets                     395      (177)        218
                                            ------     -----      ------
                                            $2,399     $(951)      1,448
                                            ======     =====
     Less: Capital gains taxes                                       353
     Less: IMR gains (losses)                                        (52)
                                                                  ------
     Net realized capital gains (losses)                          $1,147
                                                                  ======

     Proceeds on the sale of bond investments totaled $53 billion, $30 billion and $25 billion for the years ended December 31, 2002, 2001 and 2000, respectively. Realized losses included $588 million and $457 million for the years ended December 31, 2002 and 2001, respectively, of pretax valuation adjustments for declines in fair value of investments that were considered to be other-than-temporary. Other-than-temporary declines in fair value of $508 million for the year ended December 31, 2000 are included in net unrealized losses.

     Changes in net unrealized investment gains and losses for the years ended December 31, 2002, 2001 and 2000 were as follows:

                                   For the year ended December 31,
                                   -------------------------------
                                        2002    2001     2000
                                       -----   -----   -------
                                            (in millions)

     Bonds                             $(150)  $ (15)  $  (208)
     Common and preferred stocks        (436)   (699)     (851)
     Mortgage loans                       --      --        (2)
     Real estate                          --      --        (4)
     Other investments                  (172)   (193)       22
                                       -----   -----   -------
                                        (758)   (907)  $(1,043)
                                                       =======
     Change in deferred taxes            241     352
                                       -----   -----
                                       $(517)  $(555)
                                       =====   =====

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     See Note 10 regarding the accounting change in 2001 for deferred taxes as regards to unrealized gains and losses.

     Securities Lending

     The Company has entered into securities lending agreements whereby certain investment securities are loaned to third parties, primarily major brokerage firms. The Company's policy requires a minimum of 102% of the fair value of the loaned securities, calculated on a daily basis, as collateral in the form of either cash or securities held by the Company or a trustee. At December 31, 2002 and 2001, unrestricted cash collateral held by the Company of $1.6 billion and $1.3 billion, respectively, is included in cash and invested assets and the offsetting collateral liability of $1.6 billion and $1.3 billion, respectively, is included in other liabilities. Additional non-cash collateral of $389 million and $823 million is held on the Company's behalf by a trustee at December 31, 2002 and 2001, respectively, and is not included in the Consolidated Statement of Financial Position.

     Mortgage Dollar Rolls

     The Company has also entered into reverse repurchase agreements whereby the Company agrees to sell and repurchase various mortgage-backed securities. At December 31, 2002 and 2001, the book value of securities subject to these agreements and included in bonds were $1,042 million and $964 million, respectively, while fair values were $1,057 million and $966 million, respectively. The repurchase obligation liability of $1,042 million and $964 million were included in the other liabilities at December 31, 2002 and 2001, respectively. Securities subject to these agreements had contractual maturities of 30 years at each of December 31, 2002 and 2001 and weighted average interest rates of 5.8% and 6.8%, respectively.

4.   Derivative Financial Instruments

     In the normal course of business, the Company enters into derivative transactions, generally to mitigate the risk to Company assets and liabilities of fluctuations in interest rates, foreign currency exchange rates and other market risks. Derivative investments are reported as other investments in the consolidated statement of financial position. Derivatives that hedge specific assets and liabilities are reported in a manner consistent with the hedged item (e.g., at amortized cost or fair value), while derivative financial instruments that hedge a portfolio of assets or liabilities are reported at fair value. Fair value is estimated as the amount that the Company would expect to receive or pay upon termination of the contract at the reporting date. Changes in the carrying value of derivatives that hedge a portfolio of assets or liabilities are reported as realized capital gains and losses.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     The Company held the following positions for hedging purposes at December 31, 2002 and 2001:

                                           December 31, 2002            December 31, 2001
                                      ---------------------------   ---------------------------
                                      Carrying   Notional    Fair   Carrying   Notional    Fair
          Derivative Instrument         Value     Amount    Value     Value     Amount    Value
     ------------------------------   ---------------------------   ---------------------------
                                                            (in millions)
     Specific Hedges:

        Foreign currency swaps          $ --       $ 68     $  7      $ 1        $ 70     $ 11
        Forward purchase agreements       --         --       --       --         200        3
        Interest rate swaps               (3)       442       (8)       1          88        6
        Swaptions                         12        358       12        8         304       13
        Interest rate floors               8        625       41        6         525       19
        Credit default swaps              --         67       --       --          57       --
        Commodity swaps                   --          5       (1)      --          --       --

     Portfolio Hedges:

        Equity futures and swaps          --         --       --        9         221        9
        Fixed income futures              --        365       --       (2)        203       (2)
        Foreign currency forward
           contracts                     (19)       567      (17)      --         502       --

     The notional or contractual amounts of derivative financial instruments are used to denominate the transactions and do not represent the amounts exchanged between the parties.

     Foreign currency swaps are used to hedge exposure to variable U.S. dollar cash flows from certain bonds denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future.

     Forward purchase agreements are used to fix the price of a security purchase or sale to be settled on a future date, reducing or eliminating the risk of price fluctuation prior to settlement. Forward purchase agreements fix the price, quantity and settlement date for a future purchase or sale.

     Interest rate swaps are used to hedge exposure to variable interest payments on certain floating rate bonds. An interest rate swap is a contractual agreement to pay a floating rate of interest, based upon a reference index, in exchange for a fixed rate of interest established at the origination of the contract.

     Swaptions are used to hedge the asset/liability risks of a significant and sustained increase or decrease in interest rates for certain of the Company's insurance products. Swaptions are a contractual agreement whereby one party holds an option to enter into an interest rate swap with another party on predefined terms.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     Interest rate floors are used to hedge the asset/liability risks of a significant and sustained decrease in interest rates. Floors entitle the Company to receive settlement payments from the counterparties if interest rates decline below a specified level.

     Credit default swaps are used to hedge against a drop in bond prices due to credit concerns for certain bond issuers. A credit default swap allows the Company to put the bond to a counterparty at par upon a "credit event" sustained by the bond issuer. A credit event is defined as bankruptcy, failure to pay, or obligation acceleration.

     Commodity swaps are used to hedge the forward sale of crude oil and natural gas production. Commodity swaps are agreements whereby one party pays a floating commodity price in exchange for a specified fixed commodity price.

     Equity index futures contracts and equity total return swaps are used to mitigate exposure to market fluctuations for the Company's portfolio of common stocks. Futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. Swaps are contracts to exchange, for a period of time, the investment performance of one underlying instrument for the investment performance of another underlying instrument, typically without exchanging the instruments themselves.

     Fixed income futures contracts are used to hedge interest rate risks for a portion of its fixed maturity investment portfolio. These futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price.

     Foreign currency forward contracts are used to hedge the foreign exchange risk for portfolios of investments denominated in foreign currencies. Foreign currency forward contracts obligate the Company to deliver a specified amount of foreign currency at a future date at a specified exchange rate.

     In addition to derivatives used for hedging purposes, the Company entered into replication transactions during 2002. A replication transaction means a derivative transaction is entered into in conjunction with other investment transactions in order to "replicate" the investment characteristics of otherwise permissible investments. During 2002, the Company entered into two replication transactions; a $15 million par equivalent fixed income replication comprised of a credit default swap, an interest rate swap and an asset-backed security purchase; and a $25 million par equivalent fixed income replication comprised of a credit default swap and an asset-backed security purchase. These replication transactions, including their derivative components, are carried at amortized cost. The Company also entered into long equity and fixed income futures replication transactions during 2002. The average fair value of replications during 2002 was $72 million, with an ending fair value of $8 million at December 31, 2002.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

5.   Reserves for Policy Benefits

     Reserves for policy benefits represent the net present value of future policy benefits, less future policy premiums, estimated using actuarial methods based on mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the OCI. Use of these actuarial tables and methods involved assumptions regarding future mortality and morbidity. Actual future experience could differ from the assumptions used to make these estimates.

     Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner's Reserve Valuation Method ("CRVM") with interest rates ranging from 3 1/2% to 5 1/2% and the 1958 or 1980 CSO mortality tables. Other life policy reserves are primarily based on the net level premium method, using various mortality tables at interest rates ranging from 2% to 4 1/2%. As of December 31, 2002, the Company has $750 billion of total life insurance in-force, including $8 billion of life insurance in-force for which gross premiums are less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI.

     As of January 1, 2001, the Company changed the valuation basis for reserves on certain term life insurance policies. The impact of this change increased policy benefit reserves by $61 million, and was reported as a direct reduction of surplus for the year ended December 31, 2001.

     Tabular cost has been determined from the basic data for the calculation of policy reserves. Tabular cost less actual reserves released has been determined from the basic data for the calculation of reserves and reserves released. Tabular interest has been determined from the basic data for the calculation of policy reserves. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation rate of interest times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

     Additional premiums are charged for substandard lives for policies issued after January 1, 1956. Net level premium or CRVM mean reserves are based on multiple mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

     Deferred annuity reserves on contracts issued since 1985 are primarily based on the Commissioner's Annuity Reserve Valuation Method with interest rates ranging from 3 1/2% to 6 1/4%. Other deferred annuity reserves are based on contract value. Immediate annuity reserves are based on present value of expected benefit payments at interest rates ranging from 3 1/2% to 7 1/2%. Beginning January 1, 2001 changes in future policy benefits on supplementary contracts without life contingencies are classified as deposit-type transactions and thereby excluded from net additions to policy benefit reserves in the consolidated statement of operations. Prior to 2001, these reserve changes were reported as a component of operations.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     At December 31, 2002 and 2001, the withdrawal characteristics of the Company's annuity reserves and deposit liabilities were as follows:

                                                    December 31, 2002   December 31, 2001
                                                    -----------------   -----------------
                                                     Amount   Percent    Amount   Percent
                                                    -------   -------   -------   -------
                                                                (in millions)
     Subject to discretionary
     withdrawal - with market value adjustment      $ 7,539     58.5%   $ 8,936     63.5%
     Subject to discretionary
     withdrawal - without market value adjustment     2,620     20.3%     2,260     16.1%
     Not subject to discretionary
     withdrawal                                       2,738     21.2%     2,869     20.4%
                                                    -------    -----    -------    -----
                                                    $12,897    100.0%   $14,065    100.0%
                                                    =======             =======

     Active life reserves for disability income ("DI") policies issued since 1987 are primarily based on the two-year preliminary term method using a 4% interest rate and the 1985 Commissioner's Individual Disability Table A ("CIDA") for morbidity. Active life reserves for prior DI policies are based on the net level premium method, with interest rates ranging from 3% to 4% and the 1964 Commissioner's Disability Table for morbidity. Disabled life reserves for DI policies are based on the present value of expected benefit payments, primarily using the 1985 CIDA (modified for Company experience in the first four years of disability) and interest rates ranging from 3% to 5 1/2%.

     Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premium. Mid-terminal reserves are based on the one-year preliminary term method, industry-based experience morbidity, total terminations based on the 1983 Individual Annuity Mortality table with no lapse, and an interest rate of either 4% or the minimum rate allowable for tax purposes. When the tax interest rate is used, reserves are compared in the aggregate to the statutory minimum and the greater of the two is held. Disabled life reserves for long-term care policies are based on the present values of expected benefit payments using industry-based long-term care experience with a 4.5% interest rate.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

6.   Premium and Annuity Considerations Deferred and Uncollected

     Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected premiums at December 31, 2002 and 2001 were as follows:

                             December 31, 2002   December 31, 2001
                             -----------------   -----------------
     Type of Business          Gross     Net       Gross     Net
     ---------------------    ------   ------     ------   ------
                                         (in millions)
     Ordinary new business    $  149   $   69     $  145   $   77
     Ordinary renewal          1,409    1,145      1,351    1,103
                              ------   ------     ------   ------
                              $1,558   $1,214     $1,496   $1,180
                              ======   ======     ======   ======

7.   Separate Accounts

     Separate account assets and related policy liabilities represent the segregation of funds deposited by variable life insurance and variable annuity policyowners. Policyowners bear the investment performance risk associated with variable products. Separate account assets are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in a fixed interest rate annuity issued by the general account of the Company. Separate account assets are reported at fair value based primarily on quoted market prices.

     Following is a summary of separate account liabilities by withdrawal characteristic at December 31, 2002 and 2001:

                                                  December 31,
                                               -----------------
                                                 2002      2001
                                               -------   -------
                                                 (in millions)
     At market value                           $ 8,442   $ 9,780
     Not subject to discretionary withdrawal     1,550     1,762
     Non-policy liabilities                        254       244
                                               -------   -------
        Total                                  $10,246   $11,786
                                               =======   =======

     While separate account liability values are not guaranteed by the Company, the variable annuity and variable life insurance products represented in the separate accounts do include guaranteed minimum death benefits underwritten by the Company. At December 31, 2002 and 2001, general account reserves for policy benefits included $11 million and $6 million, respectively, in reserves for these benefits.

     Separate account premiums and other considerations received during the years ended December 31, 2002 and 2001 were $1,341 million and $1,419 million, respectively. Following is a

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     summary  reconciliation  of  amounts  reported  as  transfers  to and  from separate accounts in the summary of operations of the Company's NAIC Separate Account Annual Statement and the amount reported as net transfers to separate accounts in the accompanying consolidated statement of operations for the years ended December 31, 2002 and 2001:

                                                           For the year ended December 31,
                                                           -------------------------------
                                                                    2002      2001
                                                                  -------   -------
                                                                    (in millions)
     From Separate Account Annual Statement:
        Transfers to Separate Accounts                            $ 1,341   $ 1,419
        Transfers from Separate Accounts                           (1,300)   (1,128)
                                                                  -------   -------
                                                                       41       291
     Reconciling adjustments:
        Investment management and administrative charges               65        72
        Mortality, breakage and taxes                                 136       139
                                                                  -------   -------
           Net transfers to separate accounts                     $   242   $   502
                                                                  =======   =======

8.   Employee and Representative Benefit Plans

     The Company sponsors noncontributory defined benefit retirement plans for all eligible employees and field representatives. These include tax-qualified plans, as well as nonqualified plans that provide benefits to certain participants in excess of ERISA limits for qualified plans. The Company's policy is to fully fund the obligations of qualified plans in accordance with ERISA requirements.

     Beginning January 1, 2001 the costs associated with these retirement benefits are expensed over the annual periods during which the participant provides services to the Company, including recognition of pension assets and liabilities based on the funded status of the related plans. Prior to 2001, the Company recognized pension expense only in the periods in which contributions were made to plan assets.

     In addition to pension benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") to retired employees, field representatives and eligible dependents. Substantially all employees and field representatives will become eligible for these benefits if they reach retirement age while working for the Company.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     Aggregated assets and projected benefit obligations of the defined benefit plans and for postretirement benefits at December 31, 2002 and 2001, and changes in assets and obligations for the years then ended, were as follows:

                                                   Defined Benefit Plans   Postretirement Benefits
                                                   ---------------------   -----------------------
                                                       2002     2001             2002   2001
                                                      ------   ------            ----   ----
                                                                    (in millions)
     Fair value of plan assets at January 1           $1,612   $1,694            $ 20   $23
     Changes in plan assets:
        Actual return on plan assets                    (161)     (54)             (2)   (2)
        Actual plan benefits paid                        (31)     (28)             (1)   (1)
                                                      ------   ------            ----   ---
     Fair value of plan assets at December 31         $1,420   $1,612            $ 17   $20
                                                      ======   ======            ====   ===

     Projected benefit obligation at January 1        $1,367   $1,261            $ 96   $89
     Changes in benefit obligation:
        Service cost of benefits earned                   54       50              11     7
        Interest cost on projected obligations            95       86               8     6
        Projected plan benefits paid                     (34)     (30)             (8)   (6)
        Experience (gains) losses                         17       --              24    --
                                                      ------   ------            ----   ---
     Projected benefit obligation at December 31      $1,499   $1,367            $131   $96
                                                      ======   ======            ====   ===

     Plan assets are invested primarily in common stocks and corporate debt securities through a separate account of the Company. Fair value of plan assets is based primarily on quoted market values.

     The projected benefit obligation represents the actuarial net present value of future benefit obligations, which is calculated annually by the Company. The following table summarizes assumptions used in estimating the projected benefit obligation at December 31, 2002 and 2001:

                                               Defined Benefit Plans   Postretirement Benefits
                                               ---------------------   -----------------------
                                                    2002   2001              2002   2001
                                                    ----   ----              ----   ----
     Discount rate                                  7.0%   7.0%              7.0%   7.0%
     Long-term rate of return on plan assets        8.5%   9.0%              8.5%   9.0%
     Annual increase in compensation                5.0%   5.0%              5.0%   5.0%

     The projected benefit obligations at December 31, 2002 and 2001 also assumed an annual increase in future retiree medical costs of 10%, grading down to 5% over 5 years and remaining level thereafter. A further increase in the assumed healthcare cost trend of 1% in each year would increase the accumulated postretirement benefit obligation as of December 31, 2002 by $13 million and net periodic postretirement benefit expense during 2002 by $2 million. A decrease in the assumed healthcare cost trend of 1% in each year would decrease the

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     accumulated postretirement benefit obligation as of December 31, 2002 by $13 million and net periodic postretirement benefit expense during 2002 by $2 million.

     Projected benefit obligations included $12 million and $11 million for non-vested employees at December 31, 2002 and 2001, respectively.

     An aggregated reconciliation of the funded status of the plans to the net liability recorded by the Company at December 31, 2002 and 2001, as well as the components of net periodic benefit costs for the years then ended, were as follows:


                                                      Defined Benefit Plans   Postretirement Benefits
                                                      ---------------------   -----------------------
                                                          2002     2001             2002    2001
                                                         ------   ------           -----   -----
                                                                      (in millions)
     Fair value of plan assets at December 31            $1,420   $1,612           $  17   $  20
     Projected benefit obligation at December 31          1,499    1,367             131      96
                                                         ------   ------           -----   -----
        Funded status                                       (79)     245            (114)    (76)
           Unrecognized net experience losses               516      207              29       4
           Unrecognized initial net asset                  (644)    (657)             --      --
           Nonadmitted asset                                (58)     (38)             --      --
                                                         ------   ------           -----   -----
     Net pension liability                                ($265)   ($243)           ($85)   ($72)
                                                         ======   ======           =====   =====

     Components of net periodic benefit cost:
        Service cost of benefits earned                  $   54   $   50           $  11   $   7
        Interest cost on projected obligations               95       86               9       6
        Amortization of experience gains and losses           5       --               1      --
        Amortization of initial net asset                   (13)      --              --      --
        Expected return on plan assets                     (136)    (151)             (2)     (2)
                                                         ------   ------           -----   -----
           Net periodic expense (benefit)                $    5     ($15)          $  19   $  11
                                                         ======   ======           =====   =====

     Unrecognized net experience gains or losses represent cumulative amounts by which plan experience for return on plan assets or benefit costs has been more or less favorable than assumed. These net differences accumulate without recording in the Company's financial statements unless they exceed ten percent of plan assets or projected benefit obligation, whichever is greater. If they exceed this limit, they are amortized into net periodic benefit costs over the remaining average years of service until retirement of the employee base, which is currently seventeen years.

     Unrecognized initial net assets represent the amount by which the fair value of plan assets exceeded the projected benefit obligation for funded pension plans upon the adoption of new statutory accounting principles at January 1, 2001. The Company has elected not to record an initial asset for this excess, rather it will establish the asset through amortization of this initial asset as a credit to net periodic benefit cost.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     Any net pension assets for funded plans are nonadmitted under statutory accounting and are thereby excluded from surplus.

     The Company also sponsors a contributory 401(k) plan for eligible employees and a noncontributory defined contribution plan for full-time representatives. For the years ended December 31, 2002, 2001 and 2000 the Company expensed total contributions to these plans of $22 million, $20 million and $19 million, respectively.

9.   Reinsurance

     In the normal course of business, the Company limits its exposure to life insurance death benefits on any single insured by ceding insurance coverage to reinsurers under excess and coinsurance contracts. The Company retains a maximum of $25 million of coverage per individual life and $35 million maximum of coverage per joint life. The Company also has an excess reinsurance contract for certain disability income policies issued prior to 1999 with retention limits varying based upon coverage type.

     Amounts shown in the consolidated financial statements are reported net of reinsurance. Reserves for policy benefits at December 31, 2002 and 2001 were net of ceded reserves of $877 million and $757 million, respectively. The effect of reinsurance on premium revenue and benefits expense for the years ended December 31, 2002, 2001 and 2000 was as follows:

                              For the year ended December 31,
                              -------------------------------
                                  2002      2001      2000
                                -------   -------   -------
                                       (in millions)

     Direct premium revenue     $10,706   $ 9,995   $ 9,460
     Premiums ceded                (598)     (548)     (494)
                                -------   -------   -------
        Net premium revenue     $10,108   $ 9,447   $ 8,966
                                =======   =======   =======

     Direct benefit expense      10,749    10,109    10,140
     Benefits ceded                (419)     (432)     (315)
                                -------   -------   -------
        Net benefit expense     $10,330   $ 9,677   $ 9,825
                                =======   =======   =======

     In addition, the Company received $172 million, $161 million and $146 million for the years ended December 31, 2002, 2001 and 2000, respectively, from reinsurers as allowances for reimbursement of commissions and other expenses on ceded business. These amounts are included in other income in the consolidated statement of operations.

     Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     attempts to minimize this risk by diversifying its reinsurance coverage among a number of reinsurers that meet its standards for strong financial condition. There were no reinsurance recoverables at December 31, 2002 and 2001, which were considered by management to be uncollectible.

10.  Income Taxes

     The Company files a consolidated federal income tax return including the following entities:

     Northwestern Mutual Investment Services, LLC      Baird Holding Company
     Northwestern International Holdings, Inc.         Frank Russell Company
     NML Real Estate Holdings, LLC and subsidiaries    Bradford, Inc.
     NML Securities Holdings, LLC and subsidiaries     Network Planning Advisors, LLC
     Northwestern Investment Management Company, LLC   Mason Street Advisors, LLC
     Northwestern Securities Holdings, LLC             NML - CBO, LLC
     Northwestern Mutual Trust Company                 JYD, LLC

     The Company collects from or refunds to these subsidiaries their share of consolidated income taxes determined under written tax-sharing agreements. Federal income tax returns for years through 1999 are closed as to further assessment of tax. The liability for income taxes payable in the financial statements includes a provision for any additional taxes that may become due with respect to the open tax years.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     Beginning January 1, 2001 the Company accounts for deferred tax assets and liabilities, which reflect the financial statement impact of cumulative temporary differences between the tax and financial statement bases of assets and liabilities. Prior to 2001, no deferred tax balances were reported. The components of the net admitted deferred tax asset at December 31, 2002 and 2001 were as follows:

                                               December 31,
                                             ---------------
                                              2002     2001    Change
                                             ------   ------   ------
                                                  (in millions)
     Deferred tax assets:
        Policy acquisition costs             $  673   $  626    $ 47
        Investment asset                        664      360     304
        Policy benefit liabilities            1,769    1,728      41
        Benefit plan obligations                223      202      21
        Guaranty fund assessment                 14       14      --
        Nonadmitted assets                       67       54      13
        Other                                    61       69      (8)
                                             ------   ------    ----
           Gross deferred tax assets         $3,471   $3,053    $418
     Deferred tax liabilities:
        Premium and other receivables        $  425   $  416    $  9
        Investment asset                      1,156    1,034     122
        Other                                     3        1       2
                                             ------   ------    ----
           Gross deferred tax liabilities    $1,584   $1,451    $133
                                             ------   ------    ----
           Net admitted deferred tax asset   $1,887   $1,602    $285
                                             ======   ======    ====

     Statutory accounting principles limit the amount of gross deferred tax assets that can be included in Company surplus. This limit is based on a formula that takes into consideration available loss carryback capacity, expected timing of reversal for existing temporary differences, gross deferred tax liabilities and the level of Company surplus. At December 31, 2002 and 2001, the Company's gross deferred tax assets did not exceeded this limitation.

     Changes in deferred tax assets and liabilities related to unrealized gains and losses on investments are reported as a component of changes in unrealized capital gains and losses in the consolidated statement of changes in surplus. Other net changes in deferred tax assets and liabilities are direct adjustments to surplus and separately reported in the consolidated statement of changes in surplus.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     The major components of current income tax expense (benefit) were as follows:

                                              December 31,
                                              ------------
                                               2002   2001
                                              -----   ----
                                              (in millions)
     Current year income tax                  $  26   $170
     Tax credits                                (15)   (11)
     Equity tax (credit)                       (453)    14
                                              -----   ----
        Total current tax expense (benefit)   $(442)  $173
                                              =====   ====

     The Company's taxable income can vary significantly from gain from operations before taxes due to differences in revenue recognition and expense deduction between book and tax.

     The Company is subject to an "equity tax" that is assessed only on mutual life insurance companies. At December 31, 2001, the liability for income taxes payable included $453 million related to the Company's estimated liability for equity tax, primarily with respect to the 2001 tax year. In March 2002, Congress passed legislation that suspended assessments of equity tax for tax years 2001 through 2003. As a result, this liability was released as a credit to current tax expense during 2002.

     The Company's effective tax rates were 299% and 21% for the years ended December 31, 2002 and 2001. The effective rate is not the statutory rate applied to the Company's taxable income or loss by the Internal Revenue Service. It is a financial statement relationship that represents the relationship between the sum of total taxes, including those that affect net income and changes in deferred taxes not related to unrealized gains and losses on investments, to the sum of gain from operations before taxes and pretax net realized gains or losses. These financial statement effective rates were different than the applicable federal tax rate of 35% due primarily to differences between book and tax recognition of net investment income and realized capital gains and losses, prior year adjustments and the impact the of equity tax in 2002.

     The effective tax rate for the year ended December 31, 2000 was 16%, based only on tax expense attributed to net gain from operations and its relationship to gain from operations before taxes. The effective rate was less than the applicable federal rate of 35% due primarily to differences between book and tax recognition of investment income and realized capital gains and losses and prior year adjustments.

     Income taxes incurred in the current and prior years of $1.7 billion are available at December 31, 2002 for recoupment in the event of future net losses.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

11.  Frank Russell Company Acquisition and Goodwill

     The Company acquired Frank Russell Company ("Russell") effective January 1, 1999 for a purchase price of approximately $955 million plus contingent consideration. Russell, a global leader in multi-manger investment services, provides investment products and services in more than 35 countries. This investment is accounted for using the equity method, adjusted for the charge-off of acquisition goodwill, and is included in common stocks in the consolidated statement of financial position. Since the date of acquisition, the Company charged-off directly from surplus approximately $882 million, representing the goodwill associated with the acquisition. The Company has received permission from the OCI for this statutory accounting treatment, which is different than the NAIC "Accounting Practices and Procedures Manual".

     The Company has unconditionally guaranteed certain debt obligations of Russell, including $350 million of senior notes and up to $150 million of other credit facilities.

12.  Contingencies

     The Company has also guaranteed certain obligations of other affiliates. These guarantees totaled approximately $112 million at December 31, 2002 and are generally supported by the underlying net asset values of the affiliates. In addition, the Company routinely makes commitments to fund mortgage loans or other investments in the normal course of business. These commitments aggregated to $2.2 billion at December 31, 2002 and were extended at market interest rates and terms.

     The Company is engaged in various legal actions in the normal course of its investment and insurance operations. In the opinion of management, losses that may result from such actions would not have a material effect on the Company's financial position at December 31, 2002.

13.  Related Party Transactions

     During 2001 and 2000, the Company transferred appreciated equity investments to wholly-owned subsidiaries as a capital contribution to the subsidiaries. Realized capital gains of $244 million and $220 million for 2001 and 2000, respectively, were reported based on the fair value of the assets at transfer.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

14.  Fair Value of Financial Instruments

     The fair value of investment assets, including derivatives, and certain policy liabilities at December 31, 2002 and 2001 were as follows:

                                              December 31, 2002     December 31, 2000
                                             -------------------   -------------------
                                             Statement     Fair    Statement     Fair
                                               Value      Value      Value      Value
                                             ---------   -------   ---------   -------
                                                           (in millions)
     Assets:
        Bonds                                 $50,597    $53,311    $44,306    $45,200
        Common and preferred stocks             4,902      6,373      5,369      7,072
        Mortgage loans                         15,692     17,485     15,164      5,875
        Real estate                             1,503      2,181      1,671      2,406
        Policy loans                            9,292      9,628      9,028      9,375
        Other investments                       4,242      4,802      4,817      5,244
        Cash and short-term investments         1,814      1,814      2,018      2,018

     Liabilities:
        Investment-type insurance reserves    $ 3,737    $ 3,562    $ 3,417    $ 3,191

     Fair value of bonds, common and preferred stocks and derivative financial instruments are based upon quoted market prices, when available. For those not actively traded, fair values are estimated using independent pricing services or internally developed pricing models. The fair value of mortgage loans is estimated by discounting estimated future cash flows using market interest rates for debt with comparable credit risk and maturities. Real estate fair value is determined by discounting estimated future cash flows using market interest rates. Policy loan fair value is estimated based on discounted projected cash flows using market interest rates and assumptions regarding future loan repayments based on Company experience. Other investments primarily represent joint ventures and partnerships, for which the equity method approximates fair value.

     The fair value of investment-type insurance reserves is estimated by discounting estimated future cash flows at market interest rates for similar instruments with comparable maturities.

                                                      PricewaterhouseCoopers LLP
                                                       100 East Wisconsin Avenue
                                                                      Suite 1500
                                                             Milwaukee, WI 53202
                                                        Telephone (414) 212 1600

Report of Independent Accountants

To the Board of Trustees and Policyowners of The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statement of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary ("the Company") as of December 31, 2002 and 2001, and the related consolidated statements of operations, of changes in surplus and of cash flows for each of the three years in the period ended December 31, 2002. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these consolidated financial statements using accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting), which practices differ from accounting principles generally accepted in the United States of America. Accordingly, the consolidated financial statements are not intended to represent a presentation in accordance with accounting principles generally accepted in the United States. The effects on the consolidated financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States, although not reasonably determinable, are presumed to be material.

In our opinion, the consolidated financial statements audited by us (1) do not present fairly in conformity with generally accepted accounting principles, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2002 and 2001, or the results of their operations or their cash flows for each of the three years in the period ended December 31, 2002 because of the effects of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America referred to in the preceding paragraph, and (2) do present fairly, in all material respects, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2002 and 2001 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, on the basis of accounting described in Note 1.

As discussed in Note 1 to the financial statements, the Company adopted the accounting policies in the revised National Association of Insurance Commissioners "Accounting Practices and Procedures Manual" - Effective January 1, 2001, as required by the Office of the Commissioner of Insurance of the State of Wisconsin. The effect of adoption is recorded as an adjustment to surplus as of January 1, 2001.

PRICEWATERHOUSECOOPERS LLP
January 21, 2003

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
DISTRIBUTION OF THE CONTRACTS................................................B-2

DETERMINATION OF ANNUITY PAYMENTS............................................B-2
   Amount of Annuity Payments................................................B-2
   Annuity Unit Value........................................................B-3
   Illustrations of Variable Annuity Payments................................B-3

VALUATION OF ASSETS OF THE ACCOUNT...........................................B-4

TRANSFERABILITY RESTRICTIONS.................................................B-4

EXPERTS......................................................................B-4

FINANCIAL STATEMENTS OF THE ACCOUNT..........................................B-5
(as of December 31, 2002 and for each of the two years in the period ended December 31, 2001)

   Report of Independent Accountants........................................B-16
   (as of December 31, 2002 and for each of the two years in the period ended December 31, 2001)

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL.................................B-17
(as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002)

   Report of Independent Accountants........................................B-45
   (as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002)

                                     PART C
                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a)          Financial Statements

                  The financial statements of NML Variable Annuity Account A and The Northwestern Mutual Life Insurance Company are included in the Statement of Additional Information.

                  NML Variable Annuity Account A
                   (as of December 31, 2002 and for each of the two years in the period ended December 31, 2002
                   Statement of Assets and Liabilities
                   Statement of Operations
                   Changes in Equity
                   Notes to Financial Statements
                   Report of Independent Accountants

                  The Northwestern Mutual Life Insurance Company
                   (as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002)
                   Consolidated Statement of Financial Position
`                  Consolidated Statement of Operations
                   Consolidated Statement of Changes in Surplus
                   Consolidated Statement of Cash Flows
                   Notes to Consolidated Statutory Financial Statements
                   Report of Independent Accountants

     (b) Exhibits

     Exhibit B(6)  Amendment to By-Laws of The Northwestern Mutual Life
                   Insurance Company dated December 4, 2002

     Exhibit B(10) Consent of PricewaterhouseCoopers LLP

     The following exhibit was filed in electronic format with Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 for Northwestern Mutual Variable Life Account, File No. 33-89188, CIK 0000742277, dated February 28, 2003, and is incorporated herein by reference:

     Exhibit (h)(2)Form of Participation Agreement among Variable Insurance
                   Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company

     The following exhibits were filed in electronic format with Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 for NML Variable Annuity Account A, File No. 333-72913, CIK 0000790162, dated May 31, 2001, and are incorporated herein by reference:

     Exhibit B(4)(a) Flexible Payment Variable Annuity Front Load Contract,
                     RR.V.A. (032000), including Contract amendment
                     (sex neutral)

     Exhibit B(4)(a)(1)   Flexible Payment Variable Annuity Back Load Contract,
                          RR.V.A. (032000), including Contract amendment (sex neutral)

     Exhibit B(4)(b)      Variable Annuity Front Load and Back Load Contract
                          Payment Rate Tables, RR.V.A.B (032000), included in Exhibits B(4)(a) and B(4)(a)(1) above (sex distinct)

     Exhibit B(4)(c)      Enhanced Death Benefit for Front Load and Back
                          Load Contracts, VA. EDB. (032000), included in
                          Exhibits B(4)(a) and B(4)(a)(1) above

     Exhibit B(4)(d)      Waiver of Withdrawal Charge for Back Load
                          Contract, VA.WWC. (032000), included in Exhibit
                          B(4)(a)(1) above

     Exhibit B(5)         Amended application forms for Front Load and Back
                          Load Contracts, included in Exhibits B(4)(a) and
                          B(4)(a)(1) above

     The following exhibits were filed in electronic format with the Registration Statement on Form N-4 for NML Variable Annuity
     Account A, File No. 333-72913, CIK 0000790162, dated February 25, 1999, and are incorporated herein by reference:

     Exhibit B(8)(a)   Form of Participation Agreement Among Russell
                       Insurance Funds, Russell Fund Distributors, Inc.
                       and The Northwestern Mutual Life Insurance Company

     Exhibit B(8)(b)   Form of Administrative Service Fee Agreement
                       between The Northwestern Mutual Life Insurance
                       Company and Frank Russell Company

     The following exhibit was filed in electronic format with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-59103, CIK 0000742277, dated July 15, 1998, and is incorporated herein by reference.

     Exhibit A(6)(b)   Amended By-Laws of The Northwestern Mutual Life Insurance
                       Company dated January 28, 1998

     The following exhibits were filed in electronic format with the Registration Statement on Form N-4 for NML Variable Annuity Account A, File No. 333-22455, CIK 0000790162, dated February 27, 1997, and are incorporated herein by reference:

     Exhibit 99(b) Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account and resolution of the Executive Committee designating the formations of "NML Variable Annuity Account A" and "NML Variable Annuity Account B"

     Exhibit A(3)(A)   Distribution Contract

     The following exhibit was filed in electronic format with Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 for NML Variable Annuity Account A, File No. 33-58476, CIK 0000790162, dated November 13, 1995, and is incorporated herein by reference:

     EX-99.B1 Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company

Item 25. Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as "officers" as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES

Name                       Business Address
----                       ----------------
Edward E. Barr             Sun Chemical Corporation
                           222 Bridge Plaza South
                           Fort Lee, NJ  07024

John M. Bremer             The Northwestern Mutual Life
                             Insurance Company
                           720 East Wisconsin Avenue
                           Milwaukee, WI 53202

Peter W. Bruce             The Northwestern Mutual Life
                             Insurance Company
                           720 East Wisconsin Avenue
                           Milwaukee, WI 53202

Robert C. Buchanan         Fox Valley Corporation
                           100 West Lawrence Street
                           P.O. Box 727
                           Appleton, WI 54911

George A. Dickerman        68 Normandy Road
                           Longmeadow, MA 01106-1259

Pierre S. du Pont          Richards, Layton & Finger
                           P.O. Box 551
                           1 Rodney Square
                           Wilmington, DE 19899

James D. Ericson           777 East Wisconsin Avenue
                           Suite 3010
                           Milwaukee, WI 53202

David A. Erne              Reinhart Boener Van Deuren sc
                           1000 North Water Street
                           Suite 2100
                           Milwaukee, WI 53202

J. E. Gallegos             Gallegos Law Firm
                           460 St. Michaels Drive
                           Building 300
                           Santa Fe, NM 87505

Stephen N. Graff           805 Lone Tree Road
                           Elm Grove, WI 53122-2014

Patricia Albjerg Graham    Graduate School of Education
                           Harvard University
                           420 Gutman
                           Cambridge, MA 02138

James P. Hackett           Steelcase Inc.
                           901 -- 44th Street
                           Grand Rapids, MI  49508

Stephen F. Keller          101 South Las Palmas Avenue
                           Los Angeles, CA 90004


Barbara A. King            Landscape Structures, Inc.
                           Route 3
                           601-7th Street South
                           Delano, MN 55328

J. Thomas Lewis            228 St. Charles Avenue
                           Suite 1024
                           New Orleans, LA 70130

Daniel F. McKeithan, Jr.   Tamarack Petroleum Company, Inc.
                           Suite 1920
                           777 East Wisconsin Avenue
                           Milwaukee, WI 53202

H. Mason Sizemore, Jr.     2054 N.W. Blue Ridge Drive
                           Seattle, WA 98177

Harold B. Smith, Jr.       Illinois Tool Works, Inc.
                           3600 West Lake Avenue
                           Glenview, IL 60625-5811

Sherwood H. Smith, Jr.     CP&L
                           421 Fayetteville Street Mall
                           P.O. Box 1551
                           Raleigh, NC 27602

Peter M. Sommerhauser      Godfrey & Kahn, S.C.
                           780 North Water Street
                           Milwaukee, WI 53202-3590

John E. Steuri             52 River Ridge Road
                           Little Rock, AR 72227-1518

John J. Stollenwerk        Allen-Edmonds Shoe Corporation
                           201 East Seven Hills Road
                           P.O. Box 998
                           Port Washington, WI 53074-0998

Barry L. Williams          Williams Pacific Ventures, Inc.
                           109 Stevenson Street -- 5th Floor
                           San Francisco, CA 94105-3409

Kathryn D. Wriston         c/o Shearman & Sterling
                           599 Lexington Avenue, Room 1064
                           New York, NY 10022

Edward J. Zore             The Northwestern Mutual Life
                             Insurance Company
                           720 East Wisconsin Avenue
                           Milwaukee, WI 53202

EXECUTIVE OFFICERS

Name                    Title
----                    -----
Edward J. Zore          President and Chief Executive Officer

John M. Bremer          Senior Executive Vice President and Chief Compliance
                        Officer
Peter W. Bruce          Senior Executive Vice President (Insurance)
Deborah A. Beck         Executive Vice President (Planning and Technology)
William H. Beckley      Executive Vice President (Agencies)
Bruce L. Miller         Executive  Vice President (Marketing)
Mason G. Ross           Executive Vice President and Chief Investment Officer
Mark G. Doll            Senior Vice President (Public Markets)
Richard L. Hall         Senior Vice President (Life Insurance)
William C. Koenig       Senior Vice President and Chief Actuary
Gary A. Poliner         Senior Vice President & CFO
Charles D. Robinson     Senior Vice President (Investment Products and Services)
John E. Schlifske       Senior Vice President (Securities and Real Estate)
Leonard F. Stecklein    Senior Vice President (Annuity and Accumulation
                        Products)
Frederic H. Sweet       Senior Vice President (Corporate and Government
                        Relations)
Robert J. Berdan        Vice President, General Counsel and Secretary
Steven T. Catlett       Vice President and Controller
Thomas E. Dyer          Vice President (Corporate Services)
Christine H. Fiasca     Vice President (Field Systems Administration)
Susan A. Lueger         Vice President (Human Resources)
Jean M. Maier           Vice President (Field Services Support)
Meridee J. Maynard      Vice President (Disability Income)
Gregory C. Oberland     Vice President (New Business)
Barbara F. Piehler      Vice President (Information Systems)
Marcia Rimai            Vice President (Policyowner Services)
Lora A. Rosenbaum       Vice President (Compliance/Best Practices)
J. Edward Tippetts      Vice President (Field Development)
Martha M. Valerio       Vice President (Information Systems)
David B. Wescoe         Vice President (Northwestern Mutual Investment Services)
W. Ward White           Vice President (Communications)
Michael L. Youngman     Vice President (Government Relations)

OTHER OFFICERS

Name                    Title
----                    -----
Abbott, John            Director DI Special Invest Unit/Field Benefit Reps
Amerell, Jac            Director Investment Accounting
Backe, Mark             Asst. General Counsel & Asst. Secretary
Barlow, Walter          Assistant Director Education
Berger, Beth            Asst. General Counsel & Asst. Secretary

Bessette, Frederick     Asst. General Counsel & Asst. Secretary
Bleidorn, Melissa       Asst. General Counsel & Asst. Secretary
Bluhm, Rodney           Asst. General Counsel & Asst. Secretary
Botcher, Sandra         Asst. General Counsel & Asst. Secretary
Brower, Anne            Asst. General Counsel & Asst. Secretary
Bula, Michael           Asst. General Counsel & Asst. Secretary
Cain, John              Assistant Director Policyowner Services
Canady, Gwen            Assistant Director Corporate Reporting
Carter, Michael         Vice President Policyowner Services
Christianson, Thomas    Director Advanced Business Services
Close, Alan             Director Accounting Policy
Courtney, Barbara       Director Mutual Fund Accounting
Darland, Dennis         Assistant Director DI Benefit
Dunn, John              Asst. General Counsel & Asst. Secretary
Eben, James             Asst. General Counsel & Asst. Secretary
Fleming, Kate           Asst. General Counsel & Asst. Secretary
Forecki, Donald         Director Investment Operations
Frasher, James          Asst. General Counsel & Asst. Secretary
Garofani, John          Asst. General Counsel & Asst. Secretary
Garthwait, Richard      Vice President System Administration
Gavin, Sheila           Asst. General Counsel & Asst. Secretary
Gleeson, Robert         Vice President & Medical Director
Goetze, Jason           Assistant Director Long Term Care Compliance/Sales
Greene, C. Claibourne   Asst. General Counsel & Asst. Secretary
Grogan, John            Vice President DI Benefits
Gurlik, Gregory         Director Long Term Care Product Development
Hagen, Ronald           Vice President Long Term Care
Heaton, Paul            Vice President & Litigation Counsel
Hewitt, Gary            Vice President Treasury & Investment Operations
Hillmann, Patricia      Assistant Director Annuity Accumulation Products
Hoffman, Richard        Vice President Audit
Horn, Diane             Director Field Compliance
Idleman, Elizabeth      Asst. General Counsel & Asst. Secretary
Kaprelian, Mark         Asst. General Counsel & Asst. Secretary
Kern, James             Director DI Underwriting
Knuth, Daniel           Director
Koelbl, James           Asst. General Counsel & Asst. Secretary
Kowalsky, Robert        Vice President & Chief Architect
Kracht, Carol           Vice President & Investment Counsel-Securities
Krueger, Patricia       Director Annuity Customer Service
Kuzminski, Todd         Assistant Director Investment Accounting
Kuznacic, James         Assistant Director Policyowner Services
Landry, Dean            Assistant Director Investment Accounting
Lemanczyk, Donna        Director Investment Processing
Lentini, Elizabeth      Asst. General Counsel & Asst. Secretary
Levy, Teresa            Asst. General Counsel & Asst. Secretary
Lewis, Sally            Asst. General Counsel & Asst. Secretary
Lofgren, Kurt           Asst. General Counsel & Asst. Secretary
Loxton, George          Asst. General Counsel & Asst. Secretary
Lundberg, Merrill       Asst. General Counsel & Asst. Secretary
Mabie, Dean             Asst. General Counsel & Asst. Secretary
Magalska, Jon           Actuary
Marks, Jeffrey          Director ES-INS & Res
Martinie, Steve         Asst. General Counsel & Asst. Secretary

Matchulat, Ted          Director Product Compliance
McCown, William         Vice President & Investment Counsel - Real Estate
McElwee, Paul           Asst. General Counsel & Asst. Secretary
McFarland, James L.     Asst. General Counsel & Asst. Secretary
McGinley, Daniel        Director Field Management Development
McKeown, Patrick        Investment Research Consultant
McLennon, Mark          Director Annuity Accumulation Product Sales Support
Meihsner, Larry         Asst. General Counsel & Asst. Secretary
Menting, Christopher    Asst. General Counsel & Asst. Secretary
Meyers, Richard         Asst. General Counsel & Asst. Secretary
Milewski, Lynn          Director Annuity New Business Compliance
Miller, Sara            Vice President Specialty Markets
Moakley, Daniel         Asst. General Counsel & Asst. Secretary
Mocarski, Jill          Medical Director
Molloy, Karen           Director Banking & Cash Management
Moro-Goane, Diana       Director Marketing Materials Review
Morris, Scott J.        Asst. General Counsel & Asst. Secretary
Nelson, David K.        Asst. General Counsel & Asst. Secretary
Nelson, Mary S.         Asst. General Counsel & Asst. Secretary
Nelson, Ronald C.       Dir Product Development & Strategy
Nelson, Timothy         Director Market Conduct
Niehaus, Jeffrey        Director Product & Systems
Niessing, Karen         Director Policyowner Services
Otto, Timothy           Asst. General Counsel & Asst. Secretary
Panighetti, Arthur      Vice President Tax
Perez, David            Asst. General Counsel & Asst. Secretary
Perkins, Judith         Asst. General Counsel & Asst. Secretary
Peterson, Peter         Director Long Term Care Administration
Pickering, William      Asst. General Counsel & Asst. Secretary
Pogoriler, Harvey       Asst. General Counsel & Asst. Secretary
Porter, Rebecca         Director Policyowner Services
Powell, Randolph        Medical Director
Rabenn, Thomas          Asst. General Counsel & Asst. Secretary
Remstad, David          Vice President Life Product
Richards, Thomas        Vice President Agency Development
Richter, Richard        Vice President System Administration
Riedl, Daniel           Vice President & Financial Services Counsel
Rivera, Kathleen        Vice President & Insurance Counsel
Rodenkirk, Faith        Assistant Director Business Markets
Roou, Tammy             Asst. General Counsel & Asst. Secretary
Ruys, Stephen           Director Information Systems
Schachtner, Mary Ann    Director Field Training & Development
Schaefer, Linda         Director Policyowner Services
Schattschneider, Cal    Assistant Director Corporate Development
Scheer, Thomas          Asst. General Counsel & Asst. Secretary
Schenk, Carlen          Director Compliance Support
Schluter, Kathleen      Vice President & Tax Counsel
Schmidt, Calvin         Vice President Information Systems
Schneider, Rodd         Asst. General Counsel & Asst. Secretary
Seguin, Norman          Director Ad Valorem Tax
Shaw, Catherine         Asst. General Counsel & Asst. Secretary
Sheaffer, John          Director Agent Services
Silber, David           Asst. General Counsel & Asst. Secretary
Silverman, Stephen M.   Asst. General Counsel & Asst. Secretary

Skalecki, Paul          Sr Actuary
Smith, Mark             Associate General Counsel & Asst. Secretary
Smith, Warren           Assistant Director Architecture
Snyder, Richard         Assistant Director Mutual Funds
Spellman, Robert        Vice President & Chief Medical Director
Sternman, William       Director Corporate Development & Research
Stevens, Karen          Asst. General Counsel & Asst. Secretary
Svehlek, Cheryl         Assistant Director DI Underwriting Large Case
Taknint, Rachel         Asst. General Counsel & Asst. Secretary
Talajkowski, Thomas     Assistant Director Tax
Taylor, Earl            Asst. General Counsel & Asst. Secretary
Tews, Paul              Director Investment Planning
Van Groll, Mary Beth    Vice President Information Systems
Versnik, Natalie        Assistant Director DI Benefits
Warner, Kathleen        Director
Weiner, Joel            Medical Director
Wilbert, Catherine      Asst. General Counsel & Asst. Secretary
Wilkinson, Donald       Vice President Agency Administration
Williams, Jeffrey       Director Corporate Risk Management
Wills, Anne             Assistant Director Policyowner Services
Woodcock, Penny         Assistant Director DI Quality Assurance
Young, Catherine        Asst. General Counsel & Asst. Secretary
Zimmermann, Patricia    Director Investment Technology & Development
Zwieg, Phillip          Vice President Information Systems
Zysk, Robert            Director Tax Compliance

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

     The subsidiaries of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"), as of December 31, 2002 are set forth on pages C-9 through C-11. In addition to the subsidiaries set forth pages on C-9 through C-11, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

     1.   NML Variable Annuity Account A
     2.   NML Variable Annuity Account B
     3.   NML Variable Annuity Account C
     4.   Northwestern Mutual Variable Life Account

     Northwestern Mutual Series Fund, Inc. and Russell Insurance Funds (the "Funds"), shown on page C-9 as subsidiaries of Northwestern Mutual, are investment companies registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the accounts, or in the same proportions as the shares which are so voted.

                    NORTHWESTERN MUTUAL CORPORATE STRUCTURE1
                            (as of December 31, 2002)

The Northwestern Mutual Life Insurance Company/2/                            Jurisdiction of  Incorporation
   General Account..............................................................................Wisconsin
   NML Variable Annuity Account A*..............................................................Wisconsin
   NML Variable Annuity Account B*..............................................................Wisconsin
   NML Variable Annuity Account C*..............................................................Wisconsin
   NML Variable Life Account*...................................................................Wisconsin
   NML Group Annuity Separate Account...........................................................Wisconsin
   Frank Russell Company and its subsidiaries - 96%............................................Washington
   Bradford, Inc. - 100%.........................................................................Delaware
   NML/Tallahassee, Inc. - 100%...................................................................Florida
   Northwestern Investment Management Company, LLC - 100%........................................Delaware
   Northwestern Mutual Las Vegas, Inc. - 100%......................................................Nevada
   Northwestern Long Term Care Insurance Company - 100%...........................................Illinois
   Northwestern Mutual Trust Company - 100% ..........................................Federal Savings Bank
   Northwestern International Holdings, Inc. - 100%...............................................Delaware
   Northwestern Foreign Holdings B.V. - 100%...................................................Netherlands
   Saskatoon Centre, Limited - 100% (inactive).............................................Ontario, Canada
   Network Planning Advisors, LLC - 100%.........................................................Wisconsin
   Northwestern Mutual Series Fund, Inc. (and its 15 portfolios) - 100%3..........................Maryland
   Russell Insurance Funds (and its 5 funds) -  81%..........................................Massachusetts
   Mason Street Advisors, LLC - 100%..............................................................Delaware
   Mason Street Funds, Inc. (and its 11 funds) -  67%4............................................Maryland
   Baird Holding Company - 80%...................................................................Wisconsin
   Baird Holding Company owns 80% of Baird Financial Corporation. ...............................Wisconsin
      Baird Financial Corporation  holds 80% of the voting stock of Robert
      W. Baird & Co., Incorporated and various subsidiaries.
   Northwestern Mutual Investment Services, LLC - 100%...........................................Wisconsin
   Northwestern Reinsurance Holdings N.V. - 100%...............................................Netherlands
   Northwestern Securities Holdings, LLC - 100%...................................................Delaware
   NML - CBO, LLC - 100%..........................................................................Delaware
   JYD, LLC - 100%................................................................................Delaware

(1) Except for certain real estate partnerships/LLCs, includes all NM mutual funds and other corporations of which more than 50% ownership is controlled by NM.
(2) The foregoing subsidiaries in NM are unconsolidated and do not file financial statements, except for those marked with an asterisk.
(3) Aggressive Growth Stock, Balanced, Large Cap Core Stock, Growth Stock, High Yield Bond, Index 400 Stock, Index 500 Stock, Franklin Templeton International Equity, Money Market, Select Bond, Small Cap Growth Stock, T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation.
(4) Aggressive Growth Stock, Asset Allocation, Large Cap Core Stock, Growth Stock, High Yield Bond, Index 400 Stock, Index 500 Stock, International Equity, Municipal Bond, Select Bond and Small Cap Growth Stock.

                    NORTHWESTERN MUTUAL CORPORATE STRUCTURE/1/
                            (as of December 31, 2002)

NML Securities Holdings, LLC/2/  - 100%           Jurisdiction of  Incorporation

NW Pipeline, Inc. - 100%...................................................Texas
Painted Rock Development Corporation - 100%..............................Arizona
NML Development Corporation - 100%......................................Delaware
Stadium and Arena Management, Inc. - 100%...............................Delaware
Carlisle Ventures, Inc. - 100%..........................................Delaware
Park Forest Northeast, Inc. - 100%......................................Delaware
Travers International Sales, Inc. - 100%..........................Virgin Islands
Highbrook International Sales, Inc. - 100%........................Virgin Islands
Elderwood International Sales, Inc. - 100%........................Virgin Islands
Mallon International Sales, Inc. - 100%...........................Virgin Islands
Higgins, Inc. - 100%....................................................Delaware
Hobby, Inc. - 100%......................................................Delaware
Baraboo, Inc. - 100% ...................................................Delaware
Elizabeth International Sales, Inc. - 100%........................Virgin Islands
Alexandra International Sales, Inc. - 100% .......................Virgin Islands
Jack International Sales, Inc. - 100%.............................Virgin Islands
Justin International FSC, Inc. - 100%.............................Virgin Islands
North Van Buren, Inc. - 100%............................................Delaware
Northwestern Mutual Life
   International, Inc. - 100%...........................................Delaware
Kristiana International Sales, Inc. - 100%........................Virgin Islands
NML/Mid Atlantic, Inc. - 100%.........................................New Jersey
KerryAnne International Sales, Inc. - 100%........................Virgin Islands
Regina International Sales, Inc. - 100%...........................Virgin Islands
Maroon, Inc. - 100%.....................................................Delaware
Coral, Inc. - 100%......................................................Delaware
Lydell, Inc. - 100%.....................................................Delaware
Klode, Inc. - 100%......................................................Delaware
Lake Bluff, Inc. - 100% (inactive)......................................Delaware
Nicolet, Inc. - 100%....................................................Delaware
Tupelo, Inc. - 100% (inactive)..........................................Delaware
Sean International Sales, Inc. - 100%.............................Virgin Islands
Brian International Sales, Inc. - 100%............................Virgin Islands
Brendan International Sales, Inc. - 100%..........................Virgin Islands
Mason & Marshall, Inc. - 100%...........................................Delaware
White Oaks, Inc. - 100%.................................................Delaware
Hazel, Inc. - 100%......................................................Delaware
Northwestern  Securities Partnership....................................Delaware
   Holdings, LLC - 100%

/(1)/ Except for certain real estate partnerships/LLCs, includes all NM mutual funds and other corporations of which more than 50% ownership is controlled by NM.
/(2)/ The foregoing subsidiaries in NML Securities Holdings, LLC are unconsolidated and do not file financial statements.

                    NORTHWESTERN MUTUAL CORPORATE STRUCTURE/1/
                            (as of December 31, 2002)

  NML Real Estate Holdings, LLC/2/  - 100%        Jurisdiction of  Incorporation

  The Grand Avenue Corporation - 99.18%...............................Wisconsin
  Solar Resources, Inc. - 100%........................................Wisconsin
  Rocket Sports, Inc. - 100% (inactive)...................................Texas
  St. James Apartments, LLC - 100% ....................................Delaware
  RE Corporation - 100%................................................Delaware
  INV Corp. - 100%.....................................................Delaware
  Elizabeth Lakes Associates - 100% (inactive).........................Michigan
  Logan, Inc. - 100%...................................................Delaware
  Green Room Properties, LLC - 100%....................................Delaware
  Summerhill Management, LLC - 100%....................................Delaware
  New Arcade Parking, LLC - 100%......................................Wisconsin
  NMIS Alabama Agency, LLC - 100%.......................................Alabama
  NMIS Massachusetts Insurance Agency, LLC - 100%.................Massachusetts
  Northwestern Real Estate Partnership Holdings, LLC - 100%............Delaware
  NML Buffalo Agency, Inc. - 100%......................................New York
  Mitchell, Inc. - 100%................................................Delaware
  Cass Corporation - 100%..............................................Delaware
  Burgundy, Inc. - 100%................................................Delaware
  Amber, Inc. - 100%...................................................Delaware
  Olive, Inc. - 100%...................................................Delaware
  Bayridge, Inc. - 100%................................................Delaware
  Ryan, Inc. - 100%....................................................Delaware
  Pembrook, Inc. - 100%................................................Delaware
  PBClub, Inc. - 100%..................................................Delaware
  Diversey, Inc. - 100%................................................Delaware
  Russet, Inc. - 100% .................................................Delaware
  Summerhill Property, LLC - 100%......................................Delaware
  New Arcade, LLC - 100%..............................................Wisconsin
  Summit Mall, LLC - 100%..............................................Delaware
  NMIS Georgia Agency, LLC - 100%.......................................Georgia
  Chateau, Inc. - 100%.................................................Delaware

/(1)/ Except for certain real estate partnerships/LLCs, includes all NM mutual funds and other corporations of which more than 50% ownership is controlled by NM.
/(2)/ The foregoing investment subsidiaries in NML Real Estate Holdings, LLC are unconsolidated and do not file financial statements.

Item 27. Number of Contract Owners

     As of January 31, 2003, 13,076 variable annuity contracts issued in connection with NML Variable Annuity Account A were outstanding. All such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code.

Item 28. Indemnification

     That portion of the By-laws of Northwestern Mutual relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as an exhibit to the registration statement for Northwestern Mutual Variable Life Account on July 15, 1998.

Item 29. Principal Underwriters

     (a) Northwestern Mutual Investment Services, LLC ("NMIS"), the co-depositor of the Registrant, may be considered the principal underwriter currently distributing securities of the Registrant. NMIS is also co-depositor, and may be considered the principal underwriter, for NML Variable Annuity Account B, a separate investment account of Northwestern Mutual registered under the Investment Company Act of 1940 as a unit investment trust. In addition, NMIS is the principal underwriter for Mason Street Funds, Inc., a management investment company registered as such under the Investment Company Act of 1940.

     (b) The directors and officers of NMIS are as follows:

Name                                            Position
----                                            --------

Theresa H. Ambord           Vice President
William H. Beckley          Director and Executive Vice President, Sales
Lisa M. Belli-Fuchs         Assistant Treasurer
Stephanie H. Breit          Assistant Vice President
Walter J. Chossek           Treasurer
Eric P. Christophersen      Senior Vice President
Steven J. Dryer             First Vice President, Business Development
Susan M. Emmer              Vice President, Field Training Manager
Bradley L. Eull             Assistant Vice President
William J. Flood            Assistant Vice President
John E. Gawelski            Vice President
Don P. Gehrke               First Vice President, Systems Administration and
                            Reporting
Richard L. Hall             Senior Vice President, Variable Life Insurance
Diane B. Horn               Senior Vice President and Chief Compliance Officer
Mark A. Kaprelian           Secretary
John C. Kelly               Assistant Treasurer
Beatrice C. Kmiec           Vice President, Variable Life Administration
Michelle D. Kovacevic       Vice President, Account Information Services
                            Manager
LeAnn F. Kuhagen            Assistant Vice President
Steven J. LaFore            Vice President, Retirement Plans Support
Jennifer L. Manderfield     Assistant Vice President, Transaction Support
                            Services Manager

Allan J. McDonell           First Vice President, Order Entry Desk
Brian M. Moran              Vice President, Field Inspections
Lisa L. North               Assistant Vice President
Evelyn M. Rewolinski        Assistant Vice president, Trade Correction Support
Richard R. Richter          Regional Vice President, Field Management
Lora A. Rosenbaum           Executive Vice President, Compliance and Best
                            Practices
Stephanie M. Sanders        Assistant Vice president, Internal Trainer
Alexander D. Schneble       Vice President, Transaction Support Services
                            Project Leader
Jacquelyn L. Sklenar        First Vice President, Sales Support and Promotion
Leonard F. Stecklein        Senior Vice President, Variable Annuities
Julie A. Stenzel            First Vice President, Investment Client Services
Lisa Teuteberg              Vice President
Kellen A. Thiel             First Vice President, Investment Products
Preston J. Turner           Vice President, Field Training and Development
David B. Wescoe             Director, President and CEO
Donald R. Wilkinson         Regional Vice President, Field Management
Robert E. Zysk              Assistant Treasurer

The address for each director and officer of NMIS is 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

     (c) During 2002 life insurance agents of Northwestern Mutual who are also registered representatives of NMIS received commissions, including general agent overrides, in the aggregate amount of $2,767,348 for sales of variable annuity contracts, and interests therein, issued in connection with the Registrant.

Item 30. Location of Accounts and Records

     All accounts, books or other documents required to be maintained in connection with the Registrant's operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. Management Services

     There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. Undertakings

     (a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

     As required by the Securities Act of 1933, the Registrant, NML Variable Annuity Account A has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 28th day of February, 2003.

                                             NML VARIABLE ANNUITY ACCOUNT A
                                             (Registrant)


                                             By THE NORTHWESTERN MUTUAL LIFE
                                                INSURANCE COMPANY
                                                (Depositor)


Attest: ROBERT J. BERDAN                     By: EDWARD J. ZORE
        ---------------------------------        -------------------------------
        Robert J. Berdan, Vice President,        Edward J. Zore, President
           General Counsel and Secretary            and Chief Executive Officer

     As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the depositor on the 28th day of February, 2003.

                                             THE NORTHWESTERN MUTUAL LIFE
                                             INSURANCE COMPANY
                                             (Depositor)


Attest: ROBERT J. BERDAN                     By: EDWARD J. ZORE
       -----------------------------------       -------------------------------
        Robert J. Berdan, Vice President,        Edward J. Zore, President
            General Counsel and Secretary           and Chief Executive Officer

           As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the depositor and on the dates indicated:

Signature                     Title
---------                     -----


EDWARD J. ZORE                Trustee, President and
---------------------------   Principal Executive
Edward J. Zore                Officer


GARY A. POLINER               Senior Vice President and
---------------------------   Principal Financial Officer
Gary A. Poliner


STEVEN T. CATLETT             Vice President, Controller    Dated
---------------------------   and Principal Accounting      February 28, 2003
Steven T. Catlett             Officer

HAROLD B. SMITH*              Trustee
---------------------------
Harold B. Smith


J. THOMAS LEWIS*              Trustee
---------------------------
J. Thomas Lewis


PATRICIA ALBJERG GRAHAM*      Trustee
---------------------------
Patricia Albjerg Graham


STEPHEN F. KELLER*            Trustee                       Dated
---------------------------                                 February 28, 2003
Stephen F. Keller


PIERRE S. du PONT*            Trustee
---------------------------
Pierre S. du Pont


J. E. GALLEGOS*               Trustee
---------------------------
J. E. Gallegos


KATHRYN D. WRISTON*           Trustee
---------------------------
Kathryn D. Wriston


BARRY L. WILLIAMS*            Trustee
---------------------------
Barry L. Williams


DANIEL F. MCKEITHAN, JR.*     Trustee
---------------------------
Daniel F. McKeithan, Jr.


JAMES D. ERICSON*             Trustee
---------------------------
James D. Ericson


EDWARD E. BARR*               Trustee
---------------------------
Edward E. Barr


ROBERT C. BUCHANAN*           Trustee
---------------------------
Robert C. Buchanan


SHERWOOD H. SMITH, JR.*       Trustee
---------------------------
Sherwood H. Smith, Jr.


H. MASON SIZEMORE, JR.*       Trustee
---------------------------
H. Mason Sizemore, Jr.


JOHN J. STOLLENWERK*          Trustee
---------------------------
John J. Stollenwerk


GEORGE A. DICKERMAN*          Trustee
---------------------------
George A. Dickerman


JOHN E. STEURI*               Trustee
---------------------------
John E. Steuri

STEPHEN N. GRAFF*             Trustee
---------------------------
Stephen N. Graff


BARBARA A. KING*              Trustee
---------------------------
Barbara A. King


PETER M. SOMMERHAUSER*        Trustee
---------------------------
Peter M. Sommerhauser


JAMES P. HACKETT*             Trustee                       Dated
---------------------------                                 February 28, 2003
James P. Hackett


JOHN M. BREMER*               Trustee
---------------------------
John M. Bremer


PETER W. BRUCE*               Trustee
---------------------------
Peter W. Bruce


---------------------------   Trustee
David A. Erne


*By: EDWARD J. ZORE
     -------------------------------------
     Edward J. Zore, Attorney in fact,
     pursuant to the Power of Attorney
     attached hereto

                                POWER OF ATTORNEY

     The undersigned Trustees of THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY hereby constitute and appoint Edward J. Zore and John M. Bremer, or either of them, their true and lawful attorneys and agents to sign the names of the undersigned Trustees to (1) the registration statement or statements to be filed under the Securities Act of 1933 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto in connection with variable contracts issued or sold by The Northwestern Mutual Life Insurance Company or any separate account credited therein and (2) the Form 10-K Annual Report or Reports of The Northwestern Mutual Life Insurance Company and/or its separate accounts for its or their fiscal year ended December 31, 2002 to be filed under the Securities Exchange Act of 1934 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto. "Variable contracts" as used herein means any contracts providing for benefits or values which may vary according to the investment experience of any separate account maintained by The Northwestern Mutual Life Insurance Company, including variable annuity contracts and variable life insurance policies. Each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, each of the undersigned has subscribed these presents this 24th day of July, 2002.


                                          EDWARD E. BARR                Trustee
                                          ---------------------------
                                          Edward E. Barr


                                          JOHN M. BREMER                Trustee
                                          ---------------------------
                                          John M. Bremer


                                          PETER W. BRUCE                Trustee
                                          ---------------------------
                                          Peter W. Bruce


                                          ROBERT C. BUCHANAN            Trustee
                                          ---------------------------
                                          Robert C. Buchanan


                                          GEORGE A. DICKERMAN           Trustee
                                          ---------------------------
                                          George A. Dickerman


                                          PIERRE S. du PONT             Trustee
                                          ---------------------------
                                          Pierre S. du Pont


                                          JAMES D. ERICSON              Trustee
                                          ---------------------------
                                          James D. Ericson

                                          J. E. GALLEGOS                Trustee
                                          ---------------------------
                                          J. E. Gallegos


                                          STEPHEN N. GRAFF              Trustee
                                          ---------------------------
                                          Stephen N. Graff


                                          PATRICIA ALBJERG GRAHAM       Trustee
                                          ---------------------------
                                          Patricia Albjerg Graham


                                          JAMES P. HACKETT              Trustee
                                          ---------------------------
                                          James P. Hackett


                                          STEPHEN F. KELLER             Trustee
                                          ---------------------------
                                          Stephen F. Keller


                                          BARBARA A. KING               Trustee
                                          ---------------------------
                                          Barbara A. King


                                          J. THOMAS LEWIS               Trustee
                                          ---------------------------
                                          J. Thomas Lewis


                                          DANIEL F. McKEITHAN, JR.      Trustee
                                          ---------------------------
                                          Daniel F. McKeithan, Jr.


                                          H. MASON SIZEMORE, JR.        Trustee
                                          ---------------------------
                                          H. Mason Sizemore, Jr.


                                          HAROLD B. SMITH               Trustee
                                          ---------------------------
                                          Harold B. Smith


                                          SHERWOOD H. SMITH, JR.        Trustee
                                          ---------------------------
                                          Sherwood H. Smith, Jr.

                                          PETER M. SOMMERHAUSER         Trustee
                                          ---------------------------
                                          Peter M. Sommerhauser


                                          JOHN E. STEURI                Trustee
                                          ---------------------------
                                          John E. Steuri


                                          JOHN J. STOLLENWERK           Trustee
                                          ---------------------------
                                          John J. Stollenwerk


                                          BARRY L. WILLIAMS             Trustee
                                          ---------------------------
                                          Barry L. Williams


                                          KATHRYN D. WRISTON            Trustee
                                          ---------------------------
                                          Kathryn D. Wriston


                                          EDWARD J. ZORE                Trustee
                                          ---------------------------
                                          Edward J. Zore

                                  EXHIBIT INDEX
                          EXHIBITS FILED WITH FORM N-4
                        POST-EFFECTIVE AMENDMENT NO. 6 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                       FOR
                         NML VARIABLE ANNUITY ACCOUNT A

Exhibit Number    Exhibit Name
--------------    ------------

Exhibit B(6)      Amendment to By-Laws of  The Northwestern Mutual Life
                  Insurance Company dated December 4, 2002

Exhibit B(10)     Consent of PricewaterhouseCoopers LLP